    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2014.

                                                             FILE NO. 333-119420

                                                                       811-08580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 249                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 21, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-119420), as filed on April 25, 2014.

A Supplement to the Prospectus, dated August 1, 2014, is included in Part A of this Post-Effective Amendment.

A supplement to the Statement of Additional Information, dated August 1, 2014, is included in Part B of this Post-Effective Amendment.

                                     PART A

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2014

A Special Meeting (the "MEETING") of Shareholders of the "MERGING FUND" (identified in the chart below), a series of Hartford Series Fund, Inc., will take place on or about September 15, 2014. At the Meeting, Shareholders of the Merging Fund will vote on a proposed Agreement and Plan of Reorganization ("REORGANIZATION PLAN"). If approved at the Meeting, pursuant to the Reorganization Plan, the Merging Fund will be reorganized (merged) into a corresponding series of the HIMCO Variable Insurance Trust (identified in the chart below as the "ACQUIRING FUND"). HIMCO Variable Insurance Trust is a newly organized open-end management investment company (a mutual fund) that is affiliated with Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Hartford Series Fund, Inc., Hartford Investment Management Company and Hartford Securities Distribution, LLC.

                MERGING FUND                                  ACQUIRING FUND
--------------------------------------------------------------------------------------------
 Hartford Index HLS Fund Class IA              HIMCO VIT Index Fund Class IA

The Board of Directors of Hartford Series Fund, Inc. has set a record date of June 24, 2014 ("RECORD DATE"). Shareholders of the Merging Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with Contract Value allocated to the Merging Fund as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will set forth information about the proposed merger. The Acquiring Fund and its corresponding Merging Fund have the same investment objective and investment strategies.

PROPOSED REORGANIZATION

With regard to the reorganization, if the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 16, 2014.

Effective as of the close of business on or about October 17, 2014, for the Reorganization Plan that is approved:

- all assets and liabilities of the Merging Fund Sub-Account will be transferred into the Acquiring Fund Sub-Account;

- Shareholders of the Merging Fund Sub-Account will receive shares of the same class of the Acquiring Fund Sub-Account that are equal in value to the shares of the Merging Fund Sub-Account held by the shareholder;

- If any of your Contract Value is invested in the Merging Fund Sub-Account that Contract Value will be automatically merged into the Acquiring Fund Sub-Account;

- If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract;

- any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account; and

- unless you direct us otherwise, if you are enrolled in any Automatic Income, DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

If the Reorganization Plan is approved, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Merging Fund Sub-Account are deleted and replaced with the Acquiring Fund Sub-Account.

ADDITIONAL FUND INVESTMENT OPTION

The Acquiring Fund will not be available for allocations of new Premium Payments or transfers of Contract Value until the merger, if approved, is complete. If the merger is approved, the Acquiring Fund Sub-Account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014. The investment adviser for the Acquiring Fund is Hartford Investment Management Company. Additional information on the Acquiring Fund will be available in the Acquiring Fund's prospectus.

THE DEFINITION OF "OUR WEBSITE" IN THE GLOSSARY/DEFINITION SECTION OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH:

OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford.com/annuities prior to December 31, 2014.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7563

                                     PART B

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

THE EXPERTS SECTION OF YOUR STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

EXPERTS

The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7571

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2013 and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  3,228,356                  6,727,482
                                                =============             ==============
  Cost                                            $39,112,528               $125,698,043
                                                =============             ==============
  Market value                                    $44,067,057                $99,970,384
 Due from Sponsor Company                                  --                         --
 Receivable from fund shares sold                      40,643                     30,031
 Other assets                                              --                          2
                                                -------------             --------------
 Total assets                                      44,107,700                100,000,417
                                                -------------             --------------
LIABILITIES:
 Due to Sponsor Company                                40,643                     30,031
 Payable for fund shares purchased                         --                         --
 Other liabilities                                         --                         --
                                                -------------             --------------
 Total liabilities                                     40,643                     30,031
                                                -------------             --------------
NET ASSETS:
 For contract liabilities                         $44,067,057                $99,970,386
                                                =============             ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      3,198,333                  9,754,832
 Minimum unit fair value #*                        $11.619263                  $6.510663
 Maximum unit fair value #*                        $17.109779                 $15.585829
 Contract liability                               $44,067,057                $99,878,808
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                             --                      8,664
 Minimum unit fair value #*                                --                 $10.241681
 Maximum unit fair value #*                                --                 $10.657230
 Contract liability                                        --                    $91,578

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                              SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,136,268                  3,963,812                   395,100
                                              =============              =============              ============
  Cost                                          $20,841,242                $52,458,956                $7,911,106
                                              =============              =============              ============
  Market value                                  $25,838,719                $55,889,755                $7,538,514
 Due from Sponsor Company                                --                         --                     2,472
 Receivable from fund shares sold                     4,021                     29,721                        --
 Other assets                                            --                          1                        --
                                              -------------              -------------              ------------
 Total assets                                    25,842,740                 55,919,477                 7,540,986
                                              -------------              -------------              ------------
LIABILITIES:
 Due to Sponsor Company                               4,021                     29,721                        --
 Payable for fund shares purchased                       --                         --                     2,472
 Other liabilities                                        4                         --                         2
                                              -------------              -------------              ------------
 Total liabilities                                    4,025                     29,721                     2,474
                                              -------------              -------------              ------------
NET ASSETS:
 For contract liabilities                       $25,838,715                $55,889,756                $7,538,512
                                              =============              =============              ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,369,633                  4,369,845                   886,792
 Minimum unit fair value #*                      $17.255232                 $11.814243                 $7.945949
 Maximum unit fair value #*                      $27.279131                 $19.794549                $17.126729
 Contract liability                             $25,811,507                $55,823,031                $7,538,512
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        1,406                      5,107                        --
 Minimum unit fair value #*                      $19.355582                 $12.679814                        --
 Maximum unit fair value #*                      $19.355582                 $13.194213                        --
 Contract liability                                 $27,208                    $66,725                        --

                                             INVESCO V.I.        INVESCO V.I.   INVESCO V.I.
                                              GOVERNMENT             HIGH       INTERNATIONAL
                                            SECURITIES FUND       YIELD FUND     GROWTH FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,025,725           2,278,293        31,481
                                             =============       =============  ============
  Cost                                         $12,102,034         $12,112,062      $724,584
                                             =============       =============  ============
  Market value                                 $11,836,872         $12,986,273    $1,098,066
 Due from Sponsor Company                               --                  --            --
 Receivable from fund shares sold                    1,039               2,002            45
 Other assets                                           --                  --             1
                                             -------------       -------------  ------------
 Total assets                                   11,837,911          12,988,275     1,098,112
                                             -------------       -------------  ------------
LIABILITIES:
 Due to Sponsor Company                              1,039               2,002            45
 Payable for fund shares purchased                      --                  --            --
 Other liabilities                                      --                  --            --
                                             -------------       -------------  ------------
 Total liabilities                                   1,039               2,002            45
                                             -------------       -------------  ------------
NET ASSETS:
 For contract liabilities                      $11,836,872         $12,986,273    $1,098,067
                                             =============       =============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,180,750           1,081,954        93,077
 Minimum unit fair value #*                      $9.820931          $11.392973    $11.612802
 Maximum unit fair value #*                     $10.198135          $11.896653    $11.817709
 Contract liability                            $11,836,872         $12,687,540    $1,098,067
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                          --              25,244            --
 Minimum unit fair value #*                             --          $11.731775            --
 Maximum unit fair value #*                             --          $11.896653            --
 Contract liability                                     --            $298,733            --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              INVESCO V.I.           INVESCO V.I.
                                               DIVERSIFIED               MONEY
                                              DIVIDEND FUND           MARKET FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT (1)
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               3,156,842             37,798,154
                                               ===========            ===========
  Cost                                         $48,624,457            $37,798,154
                                               ===========            ===========
  Market value                                 $66,018,704            $37,798,154
 Due from Sponsor Company                               --                525,053
 Receivable from fund shares sold                   30,580                     --
 Other assets                                           --                     --
                                               -----------            -----------
 Total assets                                   66,049,284             38,323,207
                                               -----------            -----------
LIABILITIES:
 Due to Sponsor Company                             30,580                     --
 Payable for fund shares purchased                      --                525,053
 Other liabilities                                       2                      1
                                               -----------            -----------
 Total liabilities                                  30,582                525,054
                                               -----------            -----------
NET ASSETS:
 For contract liabilities                      $66,018,702            $37,798,153
                                               ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,401,272              3,812,606
 Minimum unit fair value #*                     $13.999762              $9.861578
 Maximum unit fair value #*                     $14.723123              $9.957895
 Contract liability                            $64,311,529            $37,798,153
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     116,378                     --
 Minimum unit fair value #*                     $14.416179                     --
 Maximum unit fair value #*                     $14.723123                     --
 Contract liability                             $1,707,173                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of July 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,206,735               2,319,203               3,333,342
                                             ===========            ============            ============
  Cost                                       $20,853,501            $113,175,187            $111,046,226
                                             ===========            ============            ============
  Market value                               $36,105,536            $180,758,729            $168,000,483
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                127,304                 139,615                 144,036
 Other assets                                          5                      --                      --
                                             -----------            ------------            ------------
 Total assets                                 36,232,845             180,898,344             168,144,519
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          127,304                 139,615                 144,036
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                       2                       5
                                             -----------            ------------            ------------
 Total liabilities                               127,304                 139,617                 144,041
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $36,105,541            $180,758,727            $168,000,478
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 2,132,731              12,294,349               9,561,901
 Minimum unit fair value #*                    $2.469409               $1.946294               $1.792918
 Maximum unit fair value #*                   $23.370213              $22.094599              $20.363243
 Contract liability                          $35,955,559            $179,529,686            $166,455,946
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     8,239                 100,419                  82,778
 Minimum unit fair value #*                   $16.384695               $1.946294              $17.708852
 Maximum unit fair value #*                   $23.370213              $20.031750              $18.850551
 Contract liability                             $149,982              $1,229,041              $1,544,532

                                                                                          WELLS FARGO
                                                                  AMERICAN FUNDS          ADVANTAGE VT
                                           AMERICAN FUNDS          GLOBAL SMALL              OMEGA
                                         INTERNATIONAL FUND     CAPITALIZATION FUND       GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,760,632                727,452                85,217
                                             ===========            ===========            ==========
  Cost                                       $41,384,887            $10,753,480            $1,769,441
                                             ===========            ===========            ==========
  Market value                               $58,387,360            $18,368,180            $2,743,152
 Due from Sponsor Company                         35,228                     --                    --
 Receivable from fund shares sold                     --                  5,007                   117
 Other assets                                         --                     --                     1
                                             -----------            -----------            ----------
 Total assets                                 58,422,588             18,373,187             2,743,270
                                             -----------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                  5,007                   117
 Payable for fund shares purchased                35,228                     --                    --
 Other liabilities                                     2                     --                    --
                                             -----------            -----------            ----------
 Total liabilities                                35,230                  5,007                   117
                                             -----------            -----------            ----------
NET ASSETS:
 For contract liabilities                    $58,387,358            $18,368,180            $2,743,153
                                             ===========            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 4,012,337                912,639               143,471
 Minimum unit fair value #*                    $2.144357              $2.573031            $18.581799
 Maximum unit fair value #*                   $19.602543             $26.301262            $19.400901
 Contract liability                          $57,871,647            $18,234,979            $2,743,153
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    76,687                  6,281                    --
 Minimum unit fair value #*                    $2.144357             $18.874210                    --
 Maximum unit fair value #*                   $19.602543             $26.301262                    --
 Contract liability                             $515,711               $133,201                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP    FIDELITY(R) VIP
                                             EQUITY-INCOME         GROWTH
                                               PORTFOLIO          PORTFOLIO
                                              SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              3,109,663            485,133
                                              ===========        ===========
  Cost                                        $74,349,076        $17,953,267
                                              ===========        ===========
  Market value                                $71,149,086        $27,444,004
 Due from Sponsor Company                              --                 --
 Receivable from fund shares sold                  21,874              5,966
 Other assets                                          --                  5
                                              -----------        -----------
 Total assets                                  71,170,960         27,449,975
                                              -----------        -----------
LIABILITIES:
 Due to Sponsor Company                            21,874              5,966
 Payable for fund shares purchased                     --                 --
 Other liabilities                                      1                 --
                                              -----------        -----------
 Total liabilities                                 21,875              5,966
                                              -----------        -----------
NET ASSETS:
 For contract liabilities                     $71,149,085        $27,444,009
                                              ===========        ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  4,939,561          1,652,966
 Minimum unit fair value #*                    $13.224826         $15.207434
 Maximum unit fair value #*                    $21.392345         $23.061587
 Contract liability                           $71,084,119        $27,434,464
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      4,417                560
 Minimum unit fair value #*                    $14.256878         $17.059218
 Maximum unit fair value #*                    $14.835515         $17.059218
 Contract liability                               $64,966             $9,545

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                          CONTRAFUND         MID CAP       VALUE STRATEGIES
                                           PORTFOLIO        PORTFOLIO          PORTFOLIO
                                          SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          9,170,140        2,541,849            769,420
                                         ============      ===========        ===========
  Cost                                   $284,710,331      $83,423,974         $9,168,303
                                         ============      ===========        ===========
  Market value                           $309,675,644      $90,489,838        $11,125,813
 Due from Sponsor Company                          --               --                 --
 Receivable from fund shares sold              28,550           51,507              6,577
 Other assets                                      --                3                 --
                                         ------------      -----------        -----------
 Total assets                             309,704,194       90,541,348         11,132,390
                                         ------------      -----------        -----------
LIABILITIES:
 Due to Sponsor Company                        28,550           51,507              6,577
 Payable for fund shares purchased                 --               --                 --
 Other liabilities                                 --               --                 --
                                         ------------      -----------        -----------
 Total liabilities                             28,550           51,507              6,577
                                         ------------      -----------        -----------
NET ASSETS:
 For contract liabilities                $309,675,644      $90,489,841        $11,125,813
                                         ============      ===========        ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             17,497,802        4,670,298            656,868
 Minimum unit fair value #*                $13.096501       $14.145088         $15.110743
 Maximum unit fair value #*                $22.212817       $24.301820         $29.797386
 Contract liability                      $309,349,729      $90,394,839        $11,113,693
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 18,210            4,703                715
 Minimum unit fair value #*                $17.473730       $19.195143         $16.951327
 Maximum unit fair value #*                $18.837029       $20.692786         $16.951327
 Contract liability                          $325,915          $95,002            $12,120

                                          FIDELITY(R) VIP                              FRANKLIN
                                          DYNAMIC CAPITAL         FRANKLIN           SMALL-MID CAP
                                           APPRECIATION            INCOME               GROWTH
                                             PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              583,739              275,362              857,728
                                            ===========          ===========          ===========
  Cost                                       $6,093,858           $3,593,351          $16,127,660
                                            ===========          ===========          ===========
  Market value                               $7,296,737           $4,504,926          $23,295,919
 Due from Sponsor Company                            --                   --                   --
 Receivable from fund shares sold                 4,107                  132                6,386
 Other assets                                        --                    1                   --
                                            -----------          -----------          -----------
 Total assets                                 7,300,844            4,505,059           23,302,305
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                           4,107                  132                6,386
 Payable for fund shares purchased                   --                   --                   --
 Other liabilities                                    1                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                                4,108                  132                6,386
                                            -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                    $7,296,736           $4,504,927          $23,295,919
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  537,380              325,954            1,725,060
 Minimum unit fair value #*                  $12.738293           $13.586188            $1.850212
 Maximum unit fair value #*                  $24.705192           $13.826165           $23.633283
 Contract liability                          $7,296,736           $4,486,733          $23,166,915
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       --                1,316                8,710
 Minimum unit fair value #*                          --           $13.826165           $11.912417
 Maximum unit fair value #*                          --           $13.826165           $20.998358
 Contract liability                                  --              $18,194             $129,004

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN
                                                SMALL CAP                STRATEGIC
                                                  VALUE                   INCOME
                                             SECURITIES FUND          SECURITIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   37,015                4,967,489
                                               ============            =============
  Cost                                             $479,972              $58,879,310
                                               ============            =============
  Market value                                     $902,047              $62,789,068
 Due from Sponsor Company                                --                    4,479
 Receivable from fund shares sold                        34                       --
 Other assets                                             1                       --
                                               ------------            -------------
 Total assets                                       902,082               62,793,547
                                               ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                  34                       --
 Payable for fund shares purchased                       --                    4,479
 Other liabilities                                       --                        3
                                               ------------            -------------
 Total liabilities                                       34                    4,482
                                               ------------            -------------
NET ASSETS:
 For contract liabilities                          $902,048              $62,789,065
                                               ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       52,854                3,231,013
 Minimum unit fair value #*                      $16.807858                $2.075988
 Maximum unit fair value #*                      $17.104876               $22.510334
 Contract liability                                $902,048              $62,065,756
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                   39,913
 Minimum unit fair value #*                              --                $2.075988
 Maximum unit fair value #*                              --               $22.510334
 Contract liability                                      --                 $723,309

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        TEMPLETON
                                                                       DEVELOPING                TEMPLETON
                                             MUTUAL SHARES               MARKETS                  GROWTH
                                            SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
   SET MRLNOTABLESHADING            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               2,695,264                1,116,176                1,152,142
                                             =============            =============            =============
  Cost                                         $39,951,069               $9,583,846              $12,935,444
                                             =============            =============            =============
  Market value                                 $58,313,140              $11,451,970              $17,556,778
 Due from Sponsor Company                               --                  154,264                       --
 Receivable from fund shares sold                   24,014                       --                   18,743
 Other assets                                            1                       --                       --
                                             -------------            -------------            -------------
 Total assets                                   58,337,155               11,606,234               17,575,521
                                             -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                             24,014                       --                   18,743
 Payable for fund shares purchased                      --                  154,264                       --
 Other liabilities                                      --                        3                       --
                                             -------------            -------------            -------------
 Total liabilities                                  24,014                  154,267                   18,743
                                             -------------            -------------            -------------
NET ASSETS:
 For contract liabilities                      $58,313,141              $11,451,967              $17,556,778
                                             =============            =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,104,741                  537,298                1,106,167
 Minimum unit fair value #*                      $1.806970                $2.902585                $1.685093
 Maximum unit fair value #*                     $21.004678               $23.783762               $19.399419
 Contract liability                            $57,727,773              $11,412,599              $17,475,586
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      28,053                    1,772                    4,723
 Minimum unit fair value #*                     $19.921761               $20.988776               $16.822830
 Maximum unit fair value #*                     $21.004678               $23.205385               $17.737334
 Contract liability                               $585,368                  $39,368                  $81,192


                                                MUTUAL                TEMPLETON           HARTFORD
                                           GLOBAL DISCOVERY          GLOBAL BOND          BALANCED
                                           SECURITIES FUND         SECURITIES FUND        HLS FUND
   SET MRLNOTABLESHADING           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 18,930                  86,972           1,687,481
                                             ============            ============       =============
  Cost                                           $348,300              $1,546,149         $37,981,062
                                             ============            ============       =============
  Market value                                   $437,285              $1,649,863         $42,372,638
 Due from Sponsor Company                              --                      --                  --
 Receivable from fund shares sold                      12                      48               6,677
 Other assets                                          --                      --                  --
                                             ------------            ------------       -------------
 Total assets                                     437,297               1,649,911          42,379,315
                                             ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                12                      48               6,677
 Payable for fund shares purchased                     --                      --                  --
 Other liabilities                                     --                      --                  --
                                             ------------            ------------       -------------
 Total liabilities                                     12                      48               6,677
                                             ------------            ------------       -------------
NET ASSETS:
 For contract liabilities                        $437,285              $1,649,863         $42,372,638
                                             ============            ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     31,418                 111,813          21,162,315
 Minimum unit fair value #*                    $13.684999              $14.562132           $1.449380
 Maximum unit fair value #*                    $13.926688              $14.819300          $19.430838
 Contract liability                              $437,285              $1,649,863         $42,341,952
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                      --              18,930
 Minimum unit fair value #*                            --                      --           $1.621036
 Maximum unit fair value #*                            --                      --           $1.621036
 Contract liability                                    --                      --             $30,686

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD      HARTFORD
                                             TOTAL        CAPITAL
                                          RETURN BOND   APPRECIATION
                                            HLS FUND      HLS FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          63,672,851     1,804,294
                                          ============  ============
  Cost                                    $726,678,732   $68,248,634
                                          ============  ============
  Market value                            $722,686,860  $107,626,145
 Due from Sponsor Company                           --        78,510
 Receivable from fund shares sold              436,005            --
 Other assets                                       --            --
                                          ------------  ------------
 Total assets                              723,122,865   107,704,655
                                          ------------  ------------
LIABILITIES:
 Due to Sponsor Company                        436,005            --
 Payable for fund shares purchased                  --        78,510
 Other liabilities                                   5             2
                                          ------------  ------------
 Total liabilities                             436,010        78,512
                                          ------------  ------------
NET ASSETS:
 For contract liabilities                 $722,686,855  $107,626,143
                                          ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             291,381,522     6,451,942
 Minimum unit fair value #*                  $1.636612    $13.541328
 Maximum unit fair value #*                 $15.970962    $23.991275
 Contract liability                       $721,925,375  $107,515,478
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 382,454         6,638
 Minimum unit fair value #*                  $1.892225    $13.780569
 Maximum unit fair value #*                  $3.850277    $17.642063
 Contract liability                           $761,480      $110,665

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                           DIVIDEND            HARTFORD                HARTFORD
                                          AND GROWTH       GLOBAL RESEARCH           GLOBAL GROWTH
                                           HLS FUND            HLS FUND                HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          11,982,153            183,809                  451,346
                                        ==============       ============            =============
  Cost                                    $270,780,473         $1,932,327               $8,696,799
                                        ==============       ============            =============
  Market value                            $324,117,252         $2,464,883              $10,078,550
 Due from Sponsor Company                           --                 --                   42,951
 Receivable from fund shares sold              229,557                105                       --
 Other assets                                       --                 --                        1
                                        --------------       ------------            -------------
 Total assets                              324,346,809          2,464,988               10,121,502
                                        --------------       ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        229,557                105                       --
 Payable for fund shares purchased                  --                 --                   42,951
 Other liabilities                                   9                 --                       --
                                        --------------       ------------            -------------
 Total liabilities                             229,566                105                   42,951
                                        --------------       ------------            -------------
NET ASSETS:
 For contract liabilities                 $324,117,243         $2,464,883              $10,078,551
                                        ==============       ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             116,114,637            184,665                4,130,214
 Minimum unit fair value #*                  $1.994967         $12.378465                $1.569587
 Maximum unit fair value #*                 $20.576455         $22.227242               $21.960925
 Contract liability                       $323,890,506         $2,464,883              $10,073,555
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  79,691                 --                    2,029
 Minimum unit fair value #*                  $2.362272                 --                $2.461809
 Maximum unit fair value #*                  $5.352090                 --                $2.461809
 Contract liability                           $226,737                 --                   $4,996

                                           HARTFORD                       HARTFORD
                                         DISCIPLINED      HARTFORD         GROWTH
                                            EQUITY         GROWTH      OPPORTUNITIES
                                           HLS FUND       HLS FUND        HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                          11,391,051      1,030,993       2,539,469
                                        ==============  =============  ==============
  Cost                                    $149,580,887    $12,984,211     $81,481,294
                                        ==============  =============  ==============
  Market value                            $209,139,709    $18,052,690    $103,051,641
 Due from Sponsor Company                           --             --              --
 Receivable from fund shares sold              225,374         36,343         173,051
 Other assets                                        9             --               5
                                        --------------  -------------  --------------
 Total assets                              209,365,092     18,089,033     103,224,697
                                        --------------  -------------  --------------
LIABILITIES:
 Due to Sponsor Company                        225,374         36,343         173,051
 Payable for fund shares purchased                  --             --              --
 Other liabilities                                  --              2              --
                                        --------------  -------------  --------------
 Total liabilities                             225,374         36,345         173,051
                                        --------------  -------------  --------------
NET ASSETS:
 For contract liabilities                 $209,139,718    $18,052,688    $103,051,646
                                        ==============  =============  ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             107,670,016      9,013,546      36,580,848
 Minimum unit fair value #*                  $1.536525      $1.728734       $2.185748
 Maximum unit fair value #*                 $22.414223     $22.610320      $23.687687
 Contract liability                       $208,888,979    $18,027,783    $103,043,577
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 143,355         13,272           3,394
 Minimum unit fair value #*                  $1.702114      $1.869683       $2.377591
 Maximum unit fair value #*                  $1.959864      $1.970487       $2.377591
 Contract liability                           $250,739        $24,905          $8,069

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           HARTFORD     HARTFORD
                                          HIGH YIELD      INDEX
                                           HLS FUND     HLS FUND
                                          SUB-ACCOUNT  SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          5,803,157      523,333
                                          ===========  ===========
  Cost                                    $50,224,964  $16,451,323
                                          ===========  ===========
  Market value                            $51,648,097  $20,169,263
 Due from Sponsor Company                          --           --
 Receivable from fund shares sold               7,435       29,985
 Other assets                                       7           --
                                          -----------  -----------
 Total assets                              51,655,539   20,199,248
                                          -----------  -----------
LIABILITIES:
 Due to Sponsor Company                         7,435       29,985
 Payable for fund shares purchased                 --           --
 Other liabilities                                 --            3
                                          -----------  -----------
 Total liabilities                              7,435       29,988
                                          -----------  -----------
NET ASSETS:
 For contract liabilities                 $51,648,104  $20,169,260
                                          ===========  ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             22,552,811    9,625,647
 Minimum unit fair value #*                 $1.949579    $1.426257
 Maximum unit fair value #*                $21.466035   $21.241970
 Contract liability                       $51,629,180  $20,143,568
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  8,839        3,665
 Minimum unit fair value #*                 $2.125831    $7.010039
 Maximum unit fair value #*                 $2.159522    $7.010039
 Contract liability                           $18,924      $25,692

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD           HARTFORD
                                        INTERNATIONAL      SMALL/MID CAP        HARTFORD
                                        OPPORTUNITIES         EQUITY          MIDCAP VALUE
                                          HLS FUND           HLS FUND           HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        10,790,756          1,101,138           688,334
                                        ============        ===========       ===========
  Cost                                  $148,337,885         $9,573,185        $8,169,936
                                        ============        ===========       ===========
  Market value                          $162,185,055        $12,431,843       $10,676,060
 Due from Sponsor Company                         --                 --            42,949
 Receivable from fund shares sold             54,385                325                --
 Other assets                                     --                 --                --
                                        ------------        -----------       -----------
 Total assets                            162,239,440         12,432,168        10,719,009
                                        ------------        -----------       -----------
LIABILITIES:
 Due to Sponsor Company                       54,385                325                --
 Payable for fund shares purchased                --                 --            42,949
 Other liabilities                                20                  2                 1
                                        ------------        -----------       -----------
 Total liabilities                            54,405                327            42,950
                                        ------------        -----------       -----------
NET ASSETS:
 For contract liabilities               $162,185,035        $12,431,841       $10,676,059
                                        ============        ===========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            76,555,221            859,902           593,853
 Minimum unit fair value #*                $1.642179         $13.169728        $17.363025
 Maximum unit fair value #*               $19.073614         $28.060085        $18.564105
 Contract liability                     $162,117,354        $12,395,814       $10,676,059
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                35,664              2,485                --
 Minimum unit fair value #*                $1.793352         $14.245615                --
 Maximum unit fair value #*                $3.177819         $14.608165                --
 Contract liability                          $67,681            $36,027                --


                                              HARTFORD               HARTFORD               HARTFORD
                                           ULTRASHORT BOND         SMALL COMPANY         SMALLCAP GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (2)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             9,044,862              1,964,796              1,147,420
                                             ===========            ===========            ===========
  Cost                                       $90,448,570            $40,500,110            $27,795,006
                                             ===========            ===========            ===========
  Market value                               $90,448,625            $51,929,550            $37,405,904
 Due from Sponsor Company                             --                     --                     --
 Receivable from fund shares sold                 96,911                 39,141                 44,514
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 90,545,536             51,968,691             37,450,418
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                           96,911                 39,141                 44,514
 Payable for fund shares purchased                    --                     --                     --
 Other liabilities                                     7                     --                      5
                                             -----------            -----------            -----------
 Total liabilities                                96,918                 39,141                 44,519
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $90,448,618            $51,929,550            $37,405,899
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                70,293,656             16,908,738             12,234,301
 Minimum unit fair value #*                    $0.916563              $2.495772              $2.259394
 Maximum unit fair value #*                    $9.768474             $25.139868             $31.524706
 Contract liability                          $90,417,105            $51,904,227            $37,385,655
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    26,707                  9,309                  7,970
 Minimum unit fair value #*                    $1.131064              $2.553406              $2.457794
 Maximum unit fair value #*                    $1.868356              $3.950866              $2.590413
 Contract liability                              $31,513                $25,323                $20,244

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                              HARTFORD
                                           HARTFORD       U.S. GOVERNMENT
                                             STOCK           SECURITIES
                                           HLS FUND           HLS FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            450,981         12,594,768
                                          ===========       ============
  Cost                                    $21,710,930       $137,468,652
                                          ===========       ============
  Market value                            $26,188,513       $129,978,002
 Due from Sponsor Company                          --                 --
 Receivable from fund shares sold                 854             35,814
 Other assets                                       2                 --
                                          -----------       ------------
 Total assets                              26,189,369        130,013,816
                                          -----------       ------------
LIABILITIES:
 Due to Sponsor Company                           854             35,814
 Payable for fund shares purchased                 --                 --
 Other liabilities                                 --                 30
                                          -----------       ------------
 Total liabilities                                854             35,844
                                          -----------       ------------
NET ASSETS:
 For contract liabilities                 $26,188,515       $129,977,972
                                          ===========       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             15,578,700        108,027,429
 Minimum unit fair value #*                 $1.343178          $1.080638
 Maximum unit fair value #*                $22.332332         $10.681179
 Contract liability                       $26,173,459       $129,745,418
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  1,750            191,930
 Minimum unit fair value #*                 $8.603234          $1.175508
 Maximum unit fair value #*                 $8.603234          $1.238882
 Contract liability                           $15,056           $232,554

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         HARTFORD       AMERICAN FUNDS        AMERICAN FUNDS
                                           VALUE             BOND             GLOBAL GROWTH
                                         HLS FUND          HLS FUND              HLS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,416,819          587,188                31,337
                                        ===========       ==========            ==========
  Cost                                  $76,309,508       $5,713,384              $264,595
                                        ===========       ==========            ==========
  Market value                          $98,754,851       $5,725,088              $393,588
 Due from Sponsor Company                        --               --                    --
 Receivable from fund shares sold           137,726              207                    11
 Other assets                                    --               --                     1
                                        -----------       ----------            ----------
 Total assets                            98,892,577        5,725,295               393,600
                                        -----------       ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     137,726              207                    11
 Payable for fund shares purchased               --               --                    --
 Other liabilities                               10                1                    --
                                        -----------       ----------            ----------
 Total liabilities                          137,736              208                    11
                                        -----------       ----------            ----------
NET ASSETS:
 For contract liabilities               $98,754,841       $5,725,087              $393,589
                                        ===========       ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #           51,300,023          523,509                28,898
 Minimum unit fair value #*               $1.704266       $10.783598            $13.428166
 Maximum unit fair value #*              $20.657509       $10.968533            $13.658539
 Contract liability                     $98,725,756       $5,725,087              $393,589
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #               15,048               --                    --
 Minimum unit fair value #*               $1.853919               --                    --
 Maximum unit fair value #*               $1.962695               --                    --
 Contract liability                         $29,085               --                    --

                                           AMERICAN FUNDS
                                            GLOBAL SMALL         AMERICAN FUNDS          AMERICAN FUNDS
                                           CAPITALIZATION            GROWTH               GROWTH-INCOME
                                              HLS FUND              HLS FUND                HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              110,729               352,487               205,463
                                             ==========            ==========            ==========
  Cost                                         $820,126            $2,557,986            $1,604,480
                                             ==========            ==========            ==========
  Market value                               $1,048,608            $4,614,061            $2,724,441
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    31                   166                    79
 Other assets                                         1                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,048,640             4,614,227             2,724,520
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              31                   166                    79
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   31                   166                    79
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,048,609            $4,614,061            $2,724,441
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   91,732               347,599               200,548
 Minimum unit fair value #*                  $11.285176            $13.089478            $13.408219
 Maximum unit fair value #*                  $11.478787            $13.314051            $13.638263
 Contract liability                          $1,048,609            $4,614,061            $2,724,441
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS       LORD ABBETT
                                              INTERNATIONAL        FUNDAMENTAL
                                                 HLS FUND          EQUITY FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  369,331           2,389,067
                                               ============       =============
  Cost                                           $2,808,781         $44,541,635
                                               ============       =============
  Market value                                   $3,793,032         $50,242,085
 Due from Sponsor Company                                --                  --
 Receivable from fund shares sold                       133              94,388
 Other assets                                            --                  --
                                               ------------       -------------
 Total assets                                     3,793,165          50,336,473
                                               ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                 133              94,388
 Payable for fund shares purchased                       --                  --
 Other liabilities                                       --                   3
                                               ------------       -------------
 Total liabilities                                      133              94,391
                                               ------------       -------------
NET ASSETS:
 For contract liabilities                        $3,793,032         $50,242,082
                                               ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      354,643           2,826,275
 Minimum unit fair value #*                      $10.556191          $16.209184
 Maximum unit fair value #*                      $10.737343          $20.751881
 Contract liability                              $3,793,032         $50,204,000
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --               2,034
 Minimum unit fair value #*                              --          $18.102100
 Maximum unit fair value #*                              --          $18.753311
 Contract liability                                      --             $38,082

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         LORD ABBETT
                                         CALIBRATED          LORD ABBETT         LORD ABBETT
                                          DIVIDEND              BOND              GROWTH AND
                                         GROWTH FUND       DEBENTURE FUND        INCOME FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          1,202,599           6,087,313            4,497,227
                                        =============       =============       ==============
  Cost                                    $18,263,696         $73,406,980         $129,589,060
                                        =============       =============       ==============
  Market value                            $19,566,290         $74,934,821         $149,487,822
 Due from Sponsor Company                      83,476                  --                5,103
 Receivable from fund shares sold                  --              23,268                   --
 Other assets                                       1                   2                   --
                                        -------------       -------------       --------------
 Total assets                              19,649,767          74,958,091          149,492,925
                                        -------------       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                            --              23,268                   --
 Payable for fund shares purchased             83,476                  --                5,103
 Other liabilities                                 --                  --                   --
                                        -------------       -------------       --------------
 Total liabilities                             83,476              23,268                5,103
                                        -------------       -------------       --------------
NET ASSETS:
 For contract liabilities                 $19,566,291         $74,934,823         $149,487,822
                                        =============       =============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              1,187,033           4,603,126           10,607,236
 Minimum unit fair value #*                $14.906146          $14.897297           $11.476373
 Maximum unit fair value #*                $19.739549          $18.695032           $19.179208
 Contract liability                       $19,533,015         $74,857,279         $149,380,831
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  2,005               4,672                7,287
 Minimum unit fair value #*                $15.998025          $16.059261           $14.382431
 Maximum unit fair value #*                $17.245839          $17.311795           $14.899909
 Contract liability                           $33,276             $77,544             $106,991


                                        LORD ABBETT
                                          CLASSIC      MFS(R) CORE       MFS(R) GROWTH
                                         STOCK FUND   EQUITY SERIES          SERIES
                                        SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           663,086       145,969             141,449
                                        ============  ============        ============
  Cost                                    $7,934,360    $2,538,544          $3,388,948
                                        ============  ============        ============
  Market value                            $9,793,776    $3,439,048          $5,526,429
 Due from Sponsor Company                      1,717            --                  --
 Receivable from fund shares sold                 --         2,440               4,133
 Other assets                                      1            --                  --
                                        ------------  ------------        ------------
 Total assets                              9,795,494     3,441,488           5,530,562
                                        ------------  ------------        ------------
LIABILITIES:
 Due to Sponsor Company                           --         2,440               4,133
 Payable for fund shares purchased             1,717            --                  --
 Other liabilities                                --             1                  --
                                        ------------  ------------        ------------
 Total liabilities                             1,717         2,441               4,133
                                        ------------  ------------        ------------
NET ASSETS:
 For contract liabilities                 $9,793,777    $3,439,047          $5,526,429
                                        ============  ============        ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               614,327       320,836             522,209
 Minimum unit fair value #*               $14.602401     $1.645837           $2.007013
 Maximum unit fair value #*               $18.481072    $21.821731          $22.603485
 Contract liability                       $9,779,136    $3,439,047          $5,489,965
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   865            --               3,681
 Minimum unit fair value #*               $16.919769            --           $9.907351
 Maximum unit fair value #*               $16.919769            --           $9.907351
 Contract liability                          $14,641            --             $36,464

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH             MFS(R) INVESTORS
                                               STOCK SERIES            TRUST SERIES
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  182,882                 280,208
                                               ============            ============
  Cost                                           $2,049,961              $5,242,720
                                               ============            ============
  Market value                                   $2,801,760              $8,392,252
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       144                     845
 Other assets                                             1                       1
                                               ------------            ------------
 Total assets                                     2,801,905               8,393,098
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 144                     845
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                      144                     845
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $2,801,761              $8,392,253
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      268,611                 616,637
 Minimum unit fair value #*                       $9.005045               $1.788419
 Maximum unit fair value #*                      $21.430907              $19.526493
 Contract liability                              $2,790,571              $8,359,870
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        1,085                   2,266
 Minimum unit fair value #*                      $10.316353              $14.246669
 Maximum unit fair value #*                      $10.316353              $14.353460
 Contract liability                                 $11,190                 $32,383

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          INVESCO V.I.
                                        MFS(R) TOTAL   MFS(R) VALUE        EQUITY AND
                                        RETURN SERIES     SERIES           INCOME FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT (3)
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,455,614       112,300           1,626,551
                                        =============  ============       =============
  Cost                                    $66,125,046    $1,231,985         $23,269,905
                                        =============  ============       =============
  Market value                            $80,986,064    $2,137,071         $30,176,042
 Due from Sponsor Company                          --            --                  --
 Receivable from fund shares sold              10,366            94              20,113
 Other assets                                      --            --                  --
                                        -------------  ------------       -------------
 Total assets                              80,996,430     2,137,165          30,196,155
                                        -------------  ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        10,366            94              20,113
 Payable for fund shares purchased                 --            --                  --
 Other liabilities                                  1            --                   2
                                        -------------  ------------       -------------
 Total liabilities                             10,367            94              20,115
                                        -------------  ------------       -------------
NET ASSETS:
 For contract liabilities                 $80,986,063    $2,137,071         $30,176,040
                                        =============  ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              4,718,636       144,928           1,926,888
 Minimum unit fair value #*                 $1.675172    $14.518301          $12.795448
 Maximum unit fair value #*                $18.595533    $14.774501          $20.459870
 Contract liability                       $80,123,535    $2,137,071         $29,727,265
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 57,162            --              32,283
 Minimum unit fair value #*                 $1.675172            --          $13.120869
 Maximum unit fair value #*                $18.595533            --          $20.459870
 Contract liability                          $862,528            --            $448,775

                                             UIF CORE PLUS            UIF EMERGING            UIF EMERGING
                                             FIXED INCOME             MARKETS DEBT           MARKETS EQUITY
                                               PORTFOLIO               PORTFOLIO                PORTFOLIO
                                            SUB-ACCOUNT (4)           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               6,280,940                 754,860                2,467,910
                                             =============            ============            =============
  Cost                                         $67,144,226              $6,086,193              $39,180,521
                                             =============            ============            =============
  Market value                                 $64,113,377              $6,204,951              $36,158,072
 Due from Sponsor Company                               --                      --                       --
 Receivable from fund shares sold                   33,135                   1,355                    5,632
 Other assets                                            2                       1                       --
                                             -------------            ------------            -------------
 Total assets                                   64,146,514               6,206,307               36,163,704
                                             -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                             33,135                   1,355                    5,632
 Payable for fund shares purchased                      --                      --                       --
 Other liabilities                                      --                      --                        3
                                             -------------            ------------            -------------
 Total liabilities                                  33,135                   1,355                    5,635
                                             -------------            ------------            -------------
NET ASSETS:
 For contract liabilities                      $64,113,379              $6,204,952              $36,158,069
                                             =============            ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,770,640                 252,045                1,986,434
 Minimum unit fair value #*                      $1.394451               $2.310689                $2.818745
 Maximum unit fair value #*                     $16.322878              $29.638661               $24.841101
 Contract liability                            $63,241,005              $6,104,302              $35,977,113
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      77,624                   3,993                    8,960
 Minimum unit fair value #*                      $1.394451              $24.130044               $17.330987
 Maximum unit fair value #*                     $16.322878              $26.056236               $24.841101
 Contract liability                               $872,374                $100,650                 $180,956

(3) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(4) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       UIF MID CAP
                                                  UIF GROWTH             GROWTH
                                                  PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (5)(6)(7)(8)    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   3,360,378            1,057,283
                                                ==============        =============
  Cost                                             $87,496,877          $12,687,335
                                                ==============        =============
  Market value                                    $103,611,058          $15,066,279
 Due from Sponsor Company                                   --                   --
 Receivable from fund shares sold                      264,718                7,836
 Other assets                                               --                    2
                                                --------------        -------------
 Total assets                                      103,875,776           15,074,117
                                                --------------        -------------
LIABILITIES:
 Due to Sponsor Company                                264,718                7,836
 Payable for fund shares purchased                          --                   --
 Other liabilities                                          --                   --
                                                --------------        -------------
 Total liabilities                                     264,718                7,836
                                                --------------        -------------
NET ASSETS:
 For contract liabilities                         $103,611,058          $15,066,281
                                                ==============        =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       7,709,478              697,807
 Minimum unit fair value #*                         $13.009597           $19.640967
 Maximum unit fair value #*                         $13.129316           $27.511670
 Contract liability                               $101,039,701          $15,042,739
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         195,982                1,049
 Minimum unit fair value #*                         $13.099644           $21.172650
 Maximum unit fair value #*                         $13.129316           $22.823685
 Contract liability                                 $2,571,357              $23,542

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5)  Funded as of September 6, 2013.

(6) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(7) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              MORGAN STANLEY --
                                           INVESCO V.I.            MID CAP         MORGAN STANLEY --
                                             AMERICAN              GROWTH            MONEY MARKET
                                            VALUE FUND            PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (9)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            2,349,372              512,953           50,064,172
                                            ===========          ===========          ===========
  Cost                                      $36,692,674           $9,220,652          $50,064,172
                                            ===========          ===========          ===========
  Market value                              $46,607,908          $22,954,440          $50,064,172
 Due from Sponsor Company                            --                   --              392,798
 Receivable from fund shares sold               100,376                5,340                   --
 Other assets                                        --                    2                   --
                                            -----------          -----------          -----------
 Total assets                                46,708,284           22,959,782           50,456,970
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                         100,376                5,340                   --
 Payable for fund shares purchased                   --                   --              392,798
 Other liabilities                                    2                   --                   --
                                            -----------          -----------          -----------
 Total liabilities                              100,378                5,340              392,798
                                            -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                   $46,607,906          $22,954,442          $50,064,172
                                            ===========          ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,991,748              873,483            5,486,892
 Minimum unit fair value #*                   $2.263552            $2.715458            $1.016224
 Maximum unit fair value #*                  $30.536803           $57.504536           $13.032252
 Contract liability                         $46,092,464          $22,622,993          $49,442,758
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   45,968               18,966              102,264
 Minimum unit fair value #*                   $2.303817            $2.763681            $1.016224
 Maximum unit fair value #*                  $28.618251           $57.504536           $13.032252
 Contract liability                            $515,442             $331,449             $621,414

                                         MORGAN STANLEY --
                                              GLOBAL            INVESCO V.I.          UIF SMALL
                                          INFRASTRUCTURE      EQUALLY-WEIGHTED      COMPANY GROWTH
                                             PORTFOLIO          S&P 500 FUND          PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              884,590            3,249,096             305,960
                                            ===========          ===========          ==========
  Cost                                      $14,778,669          $55,732,265          $5,073,287
                                            ===========          ===========          ==========
  Market value                              $22,792,176          $68,244,361          $8,395,545
 Due from Sponsor Company                            --                   --                  --
 Receivable from fund shares sold                 4,991               11,427               7,723
 Other assets                                        --                   --                   3
                                            -----------          -----------          ----------
 Total assets                                22,797,167           68,255,788           8,403,271
                                            -----------          -----------          ----------
LIABILITIES:
 Due to Sponsor Company                           4,991               11,427               7,723
 Payable for fund shares purchased                   --                   --                  --
 Other liabilities                                    3                    1                  --
                                            -----------          -----------          ----------
 Total liabilities                                4,994               11,428               7,723
                                            -----------          -----------          ----------
NET ASSETS:
 For contract liabilities                   $22,792,173          $68,244,360          $8,395,548
                                            ===========          ===========          ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  991,777            2,868,522             340,612
 Minimum unit fair value #*                   $2.358669            $2.323911          $22.745582
 Maximum unit fair value #*                  $47.639586           $56.357319          $30.554335
 Contract liability                         $22,048,176          $67,363,745          $8,395,548
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   34,218               32,422                  --
 Minimum unit fair value #*                   $2.400575            $2.323911                  --
 Maximum unit fair value #*                  $47.639586           $56.357319                  --
 Contract liability                            $743,997             $880,615                  --

(9) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                          UIF GLOBAL        DISCOVERY
                                           FRANCHISE         MID CAP
                                           PORTFOLIO      GROWTH FUND/VA
                                          SUB-ACCOUNT    SUB-ACCOUNT (10)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            721,142           84,987
                                          ===========       ==========
  Cost                                    $10,280,109       $4,440,419
                                          ===========       ==========
  Market value                            $13,204,105       $6,137,801
 Due from Sponsor Company                          --               --
 Receivable from fund shares sold                 770              581
 Other assets                                      --               --
                                          -----------       ----------
 Total assets                              13,204,875        6,138,382
                                          -----------       ----------
LIABILITIES:
 Due to Sponsor Company                           770              581
 Payable for fund shares purchased                 --               --
 Other liabilities                                  1                2
                                          -----------       ----------
 Total liabilities                                771              583
                                          -----------       ----------
NET ASSETS:
 For contract liabilities                 $13,204,104       $6,137,799
                                          ===========       ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                509,237          414,855
 Minimum unit fair value #*                $20.148565       $13.386753
 Maximum unit fair value #*                $28.091786       $24.599162
 Contract liability                       $13,188,480       $6,137,799
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    556               --
 Minimum unit fair value #*                $28.091786               --
 Maximum unit fair value #*                $28.091786               --
 Contract liability                           $15,624               --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Oppenheimer Small -& Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        OPPENHEIMER
                                          CAPITAL          OPPENHEIMER        OPPENHEIMER
                                        APPRECIATION          GLOBAL          MAIN STREET
                                          FUND/VA            FUND/VA            FUND/VA
                                        SUB-ACCOUNT      SUB-ACCOUNT (11)     SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          846,416           4,438,431           359,111
                                        ===========        ============       ===========
  Cost                                  $34,503,464        $151,806,328        $7,836,211
                                        ===========        ============       ===========
  Market value                          $48,558,910        $179,623,323       $11,128,862
 Due from Sponsor Company                        --                  --                --
 Receivable from fund shares sold            13,125             105,194             3,652
 Other assets                                    --                   3                --
                                        -----------        ------------       -----------
 Total assets                            48,572,035         179,728,520        11,132,514
                                        -----------        ------------       -----------
LIABILITIES:
 Due to Sponsor Company                      13,125             105,194             3,652
 Payable for fund shares purchased               --                  --                --
 Other liabilities                                1                  --                 2
                                        -----------        ------------       -----------
 Total liabilities                           13,126             105,194             3,654
                                        -----------        ------------       -----------
NET ASSETS:
 For contract liabilities               $48,558,909        $179,623,326       $11,128,860
                                        ===========        ============       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            3,402,898          10,424,542           751,077
 Minimum unit fair value #*              $13.145293          $12.025079        $12.477961
 Maximum unit fair value #*              $21.784555          $22.398192        $20.954336
 Contract liability                     $48,486,408        $179,458,120       $11,128,860
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                4,971               9,322                --
 Minimum unit fair value #*              $14.108261          $16.947654                --
 Maximum unit fair value #*              $14.680608          $18.269664                --
 Contract liability                         $72,501            $165,206                --

                                             OPPENHEIMER
                                             MAIN STREET        PUTNAM VT         PUTNAM VT
                                              SMALL CAP        DIVERSIFIED      GLOBAL ASSET
                                               FUND/VA         INCOME FUND     ALLOCATION FUND
                                          SUB-ACCOUNT (12)     SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             2,944,765         6,299,871           663,178
                                             ===========       ===========       ===========
  Cost                                       $54,420,605       $48,403,631       $10,405,681
                                             ===========       ===========       ===========
  Market value                               $81,069,396       $47,690,029       $12,520,805
 Due from Sponsor Company                             --             9,940                --
 Receivable from fund shares sold                 61,805                --               741
 Other assets                                         --                --                --
                                             -----------       -----------       -----------
 Total assets                                 81,131,201        47,699,969        12,521,546
                                             -----------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                           61,805                --               741
 Payable for fund shares purchased                    --             9,940                --
 Other liabilities                                    --                 2                --
                                             -----------       -----------       -----------
 Total liabilities                                61,805             9,942               741
                                             -----------       -----------       -----------
NET ASSETS:
 For contract liabilities                    $81,069,396       $47,690,027       $12,520,805
                                             ===========       ===========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 4,357,213         2,325,846           419,039
 Minimum unit fair value #*                   $17.032711        $13.295680        $13.670380
 Maximum unit fair value #*                   $27.279265        $25.429077        $51.671303
 Contract liability                          $80,983,983       $47,684,690       $12,432,732
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     4,539               230             1,705
 Minimum unit fair value #*                   $18.280215        $23.196943        $51.671303
 Maximum unit fair value #*                   $19.021727        $23.196943        $51.671303
 Contract liability                              $85,413            $5,337           $88,073

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           PUTNAM VT      PUTNAM VT
                                           GROWTH AND   INTERNATIONAL
                                          INCOME FUND    VALUE FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             263,682      1,576,260
                                          ============  =============
  Cost                                      $6,283,885    $15,651,296
                                          ============  =============
  Market value                              $6,304,637    $17,433,441
 Due from Sponsor Company                           --             --
 Receivable from fund shares sold                  274         62,835
 Other assets                                        1              2
                                          ------------  -------------
 Total assets                                6,304,912     17,496,278
                                          ------------  -------------
LIABILITIES:
 Due to Sponsor Company                            274         62,835
 Payable for fund shares purchased                  --             --
 Other liabilities                                  --             --
                                          ------------  -------------
 Total liabilities                                 274         62,835
                                          ------------  -------------
NET ASSETS:
 For contract liabilities                   $6,304,638    $17,433,443
                                          ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 172,465      2,070,151
 Minimum unit fair value #*                 $13.538160      $7.880268
 Maximum unit fair value #*                 $74.698236     $16.561677
 Contract liability                         $6,304,638    $17,433,443
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      --             --
 Minimum unit fair value #*                         --             --
 Maximum unit fair value #*                         --             --
 Contract liability                                 --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                               PUTNAM VT
                                        INTERNATIONAL         PUTNAM VT           MULTI-CAP
                                         EQUITY FUND       INVESTORS FUND        GROWTH FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          4,004,482           2,113,213             717,567
                                        =============       =============       =============
  Cost                                    $63,766,312         $24,216,724         $18,475,307
                                        =============       =============       =============
  Market value                            $57,224,042         $32,480,089         $21,864,282
 Due from Sponsor Company                          --                  --                  --
 Receivable from fund shares sold              21,167              13,830              71,125
 Other assets                                      --                   1                   1
                                        -------------       -------------       -------------
 Total assets                              57,245,209          32,493,920          21,935,408
                                        -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        21,167              13,830              71,125
 Payable for fund shares purchased                 --                  --                  --
 Other liabilities                                  3                  --                  --
                                        -------------       -------------       -------------
 Total liabilities                             21,170              13,830              71,125
                                        -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $57,224,039         $32,480,090         $21,864,283
                                        =============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              3,433,792           2,740,404           1,215,814
 Minimum unit fair value #*                 $8.838225           $8.557179          $17.368559
 Maximum unit fair value #*                $25.412902          $21.473468          $18.353989
 Contract liability                       $57,162,711         $32,432,402         $21,864,283
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  2,538               3,485                  --
 Minimum unit fair value #*                $23.181087          $13.120432                  --
 Maximum unit fair value #*                $24.403632          $13.812286                  --
 Contract liability                           $61,328             $47,688                  --

                                          PUTNAM VT          PUTNAM VT
                                          SMALL CAP        GEORGE PUTNAM             PUTNAM VT
                                         VALUE FUND        BALANCED FUND            VOYAGER FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          2,146,587            811,484                 133,638
                                        =============       ============            ============
  Cost                                    $45,377,704         $8,522,829              $4,809,574
                                        =============       ============            ============
  Market value                            $44,734,877         $7,506,232              $6,889,067
 Due from Sponsor Company                          --                 --                      --
 Receivable from fund shares sold              15,028              1,473                   6,374
 Other assets                                       2                 --                      --
                                        -------------       ------------            ------------
 Total assets                              44,749,907          7,507,705               6,895,441
                                        -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        15,028              1,473                   6,374
 Payable for fund shares purchased                 --                 --                      --
 Other liabilities                                 --                 --                       2
                                        -------------       ------------            ------------
 Total liabilities                             15,028              1,473                   6,376
                                        -------------       ------------            ------------
NET ASSETS:
 For contract liabilities                 $44,734,879         $7,506,232              $6,889,065
                                        =============       ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              1,459,466            542,490                 280,778
 Minimum unit fair value #*                $24.274924         $12.012039               $8.178511
 Maximum unit fair value #*                $35.191734         $18.255432              $93.737609
 Contract liability                       $44,697,752         $7,504,925              $6,889,065
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  1,110                 91                      --
 Minimum unit fair value #*                $32.101422         $14.313991                      --
 Maximum unit fair value #*                $33.794258         $14.313991                      --
 Contract liability                           $37,127             $1,307                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT         INVESCO V.I.
                                             EQUITY            GROWTH AND
                                           INCOME FUND         INCOME FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (13)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            1,097,407           3,407,493
                                          =============       =============
  Cost                                      $14,909,619         $63,903,401
                                          =============       =============
  Market value                              $22,387,101         $89,403,441
 Due from Sponsor Company                            --                  --
 Receivable from fund shares sold                 8,243              43,487
 Other assets                                         1                   3
                                          -------------       -------------
 Total assets                                22,395,345          89,446,931
                                          -------------       -------------
LIABILITIES:
 Due to Sponsor Company                           8,243              43,487
 Payable for fund shares purchased                   --                  --
 Other liabilities                                   --                  --
                                          -------------       -------------
 Total liabilities                                8,243              43,487
                                          -------------       -------------
NET ASSETS:
 For contract liabilities                   $22,387,102         $89,403,444
                                          =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  997,585           4,408,314
 Minimum unit fair value #*                  $21.106196           $1.936055
 Maximum unit fair value #*                  $23.251514          $23.178461
 Contract liability                         $22,387,102         $88,964,564
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       --              20,016
 Minimum unit fair value #*                          --          $21.392608
 Maximum unit fair value #*                          --          $23.178461
 Contract liability                                  --            $438,880

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              INVESCO V.I.
                                             INVESCO V.I.             INVESCO V.I.              MID CAP
                                             COMSTOCK FUND         AMERICAN FRANCHISE         GROWTH FUND
                                           SUB-ACCOUNT (14)         SUB-ACCOUNT (15)        SUB-ACCOUNT (16)
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               5,543,257                  31,403                 203,374
                                             =============            ============            ============
  Cost                                         $72,568,117                $818,921                $873,555
                                             =============            ============            ============
  Market value                                 $98,004,795              $1,557,011              $1,083,987
 Due from Sponsor Company                               --                      --                      --
 Receivable from fund shares sold                   31,078                      86                      61
 Other assets                                           --                      --                       1
                                             -------------            ------------            ------------
 Total assets                                   98,035,873               1,557,097               1,084,049
                                             -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             31,078                      86                      61
 Payable for fund shares purchased                      --                      --                      --
 Other liabilities                                       1                      --                      --
                                             -------------            ------------            ------------
 Total liabilities                                  31,079                      86                      61
                                             -------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $98,004,794              $1,557,011              $1,083,988
                                             =============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,467,149                  76,775                  60,191
 Minimum unit fair value #*                     $20.023107              $18.669670              $16.957027
 Maximum unit fair value #*                     $23.665796              $25.997347              $24.892235
 Contract liability                            $97,854,581              $1,557,011              $1,083,988
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                       6,587                      --                      --
 Minimum unit fair value #*                     $22.255103                      --                      --
 Maximum unit fair value #*                     $23.665796                      --                      --
 Contract liability                               $150,213                      --                      --

                                             WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT            ADVANTAGE VT
                                             INDEX ASSET            TOTAL RETURN
                                           ALLOCATION FUND           BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                                25,654                 170,593
                                             ===========            ============
  Cost                                          $346,377              $1,746,710
                                             ===========            ============
  Market value                                  $406,621              $1,721,284
 Due from Sponsor Company                             --                      --
 Receivable from fund shares sold                     20                      76
 Other assets                                         --                       1
                                             -----------            ------------
 Total assets                                    406,641               1,721,361
                                             -----------            ------------
LIABILITIES:
 Due to Sponsor Company                               20                      76
 Payable for fund shares purchased                    --                      --
 Other liabilities                                    --                      --
                                             -----------            ------------
 Total liabilities                                    20                      76
                                             -----------            ------------
NET ASSETS:
 For contract liabilities                       $406,621              $1,721,285
                                             ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   247,892               1,091,548
 Minimum unit fair value #*                    $1.550240               $1.418114
 Maximum unit fair value #*                    $1.766455              $12.385588
 Contract liability                             $406,621              $1,721,285
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                      --
 Minimum unit fair value #*                           --                      --
 Maximum unit fair value #*                           --                      --
 Contract liability                                   --                      --

(14) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(15) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO             WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT
                                                INTRINSIC             INTERNATIONAL
                                                VALUE FUND             EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   80,251                  34,188
                                               ============            ============
  Cost                                             $947,112                $178,923
                                               ============            ============
  Market value                                   $1,514,343                $188,034
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        57                      58
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     1,514,400                 188,092
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  57                      58
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        2                      --
                                               ------------            ------------
 Total liabilities                                       59                      58
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,514,341                $188,034
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      898,598                  13,913
 Minimum unit fair value #*                       $1.519697              $13.352731
 Maximum unit fair value #*                       $1.731711              $13.929161
 Contract liability                              $1,514,341                $188,034
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        WELLS FARGO                                     WELLS FARGO
                                        ADVANTAGE VT            WELLS FARGO             ADVANTAGE VT            WELLS FARGO
                                         SMALL CAP              ADVANTAGE VT             SMALL CAP              ADVANTAGE VT
                                        GROWTH FUND            DISCOVERY FUND            VALUE FUND           OPPORTUNITY FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           183,128                  12,200                  10,618                  15,892
                                        ============            ============            ============            ============
  Cost                                    $1,654,008                $236,386                $123,424                $370,556
                                        ============            ============            ============            ============
  Market value                            $2,054,694                $429,430                $113,720                $415,567
 Due from Sponsor Company                         --                      --                      --                      --
 Receivable from fund shares sold                 87                      17                       5                      17
 Other assets                                     --                       1                      --                      --
                                        ------------            ------------            ------------            ------------
 Total assets                              2,054,781                 429,448                 113,725                 415,584
                                        ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           87                      17                       5                      17
 Payable for fund shares
  purchased                                       --                      --                      --                      --
 Other liabilities                                --                      --                      --                      --
                                        ------------            ------------            ------------            ------------
 Total liabilities                                87                      17                       5                      17
                                        ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                 $2,054,694                $429,431                $113,720                $415,567
                                        ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               801,682                  16,989                   7,466                  23,132
 Minimum unit fair value #*                $2.294620              $23.903282              $14.787337              $17.075975
 Maximum unit fair value #*               $28.683952              $25.933633              $16.043596              $18.526761
 Contract liability                       $2,054,694                $429,431                $113,720                $415,567
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                    --                      --                      --                      --
 Minimum unit fair value #*                       --                      --                      --                      --
 Maximum unit fair value #*                       --                      --                      --                      --
 Contract liability                               --                      --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                              BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,212,723                 $6,751,403
                                                ------------             --------------
EXPENSES:
 Administrative charges                             (110,523)                  (259,898)
 Mortality and expense risk charges                 (751,324)                (1,823,660)
                                                ------------             --------------
  Total expenses                                    (861,847)                (2,083,558)
                                                ------------             --------------
  Net investment income (loss)                       350,876                  4,667,845
                                                ------------             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     1,786,631                (43,644,736)
 Net realized gain on distributions                       --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,388,787                 63,091,329
                                                ------------             --------------
  Net gain (loss) on investments                   7,175,418                 19,446,593
                                                ------------             --------------
  Net increase (decrease) in net assets
   resulting from operations                      $7,526,294                $24,114,438
                                                ============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS
                                             SMALL/MID CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                            VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $112,354               $1,327,986                $67,411
                                             ------------            -------------           ------------
EXPENSES:
 Administrative charges                           (54,624)                (141,517)                    --
 Mortality and expense risk charges              (384,881)                (997,841)              (152,290)
                                             ------------            -------------           ------------
  Total expenses                                 (439,505)              (1,139,358)              (152,290)
                                             ------------            -------------           ------------
  Net investment income (loss)                   (327,151)                 188,628                (84,879)
                                             ------------            -------------           ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,327,204               (4,349,614)              (826,566)
 Net realized gain on distributions             1,535,079                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,018,096               25,901,451              1,922,330
                                             ------------            -------------           ------------
  Net gain (loss) on investments                8,880,379               21,551,837              1,095,764
                                             ------------            -------------           ------------
  Net increase (decrease) in net
   assets resulting from operations            $8,553,228              $21,740,465             $1,010,885
                                             ============            =============           ============

                                           INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                            GOVERNMENT              HIGH            INTERNATIONAL
                                          SECURITIES FUND        YIELD FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $416,488             $674,878             $11,439
                                            -----------          -----------          ----------
EXPENSES:
 Administrative charges                              --                   --                  --
 Mortality and expense risk charges            (288,667)            (263,996)            (11,116)
                                            -----------          -----------          ----------
  Total expenses                               (288,667)            (263,996)            (11,116)
                                            -----------          -----------          ----------
  Net investment income (loss)                  127,821              410,882                 323
                                            -----------          -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  100,519              393,277              62,304
 Net realized gain on distributions                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (923,372)             (97,953)            112,976
                                            -----------          -----------          ----------
  Net gain (loss) on investments               (822,853)             295,324             175,280
                                            -----------          -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations           $(695,032)            $706,206            $175,603
                                            ===========          ===========          ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               INVESCO V.I.            INVESCO V.I.
                                                DIVERSIFIED                MONEY
                                               DIVIDEND FUND            MARKET FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,432,818                 $2,287
                                               -------------            -----------
EXPENSES:
 Administrative charges                                   --                     --
 Mortality and expense risk charges                 (990,339)              (159,867)
                                               -------------            -----------
  Total expenses                                    (990,339)              (159,867)
                                               -------------            -----------
  Net investment income (loss)                       442,479               (157,580)
                                               -------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     2,994,798                     --
 Net realized gain on distributions                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        13,184,265                     --
                                               -------------            -----------
  Net gain (loss) on investments                  16,179,063                     --
                                               -------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $16,621,542              $(157,580)
                                               =============            ===========

(1)  Funded as of July 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                                GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $423,073               $1,616,262               $2,122,449
                                             ------------            -------------            -------------
EXPENSES:
 Administrative charges                           (46,089)                (222,916)                (211,346)
 Mortality and expense risk charges              (650,902)              (3,310,072)              (3,007,135)
                                             ------------            -------------            -------------
  Total expenses                                 (696,991)              (3,532,988)              (3,218,481)
                                             ------------            -------------            -------------
  Net investment income (loss)                   (273,918)              (1,916,726)              (1,096,032)
                                             ------------            -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  4,496,397               17,962,980               14,048,486
 Net realized gain on distributions                    --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,237,235               28,054,412               32,011,049
                                             ------------            -------------            -------------
  Net gain (loss) on investments                8,733,632               46,017,392               46,059,535
                                             ------------            -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $8,459,714              $44,100,666              $44,963,503
                                             ============            =============            =============

                                                                                             WELLS FARGO
                                                                     AMERICAN FUNDS          ADVANTAGE VT
                                            AMERICAN FUNDS            GLOBAL SMALL              OMEGA
                                          INTERNATIONAL FUND      CAPITALIZATION FUND        GROWTH FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $765,885                $163,932                $3,582
                                             -------------            ------------            ----------
EXPENSES:
 Administrative charges                            (71,799)                (22,929)                   --
 Mortality and expense risk charges             (1,088,170)               (343,050)              (41,944)
                                             -------------            ------------            ----------
  Total expenses                                (1,159,969)               (365,979)              (41,944)
                                             -------------            ------------            ----------
  Net investment income (loss)                    (394,084)               (202,047)              (38,362)
                                             -------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,685,377               2,373,875               222,972
 Net realized gain on distributions                     --                      --               220,548
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       6,223,712               2,170,831               446,002
                                             -------------            ------------            ----------
  Net gain (loss) on investments                10,909,089               4,544,706               889,522
                                             -------------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $10,515,005              $4,342,659              $851,160
                                             =============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              FIDELITY(R) VIP      FIDELITY(R) VIP
                                               EQUITY-INCOME           GROWTH
                                                 PORTFOLIO            PORTFOLIO
                                                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,534,644              $11,441
                                               -------------        -------------
EXPENSES:
 Administrative charges                             (163,591)             (68,916)
 Mortality and expense risk charges               (1,150,713)            (498,447)
                                               -------------        -------------
  Total expenses                                  (1,314,304)            (567,363)
                                               -------------        -------------
  Net investment income (loss)                       220,340             (555,922)
                                               -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (3,905,290)           6,902,587
 Net realized gain on distributions                4,606,246               17,410
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        18,754,959            3,802,255
                                               -------------        -------------
  Net gain (loss) on investments                  19,455,915           10,722,252
                                               -------------        -------------
  Net increase (decrease) in net assets
   resulting from operations                     $19,676,255          $10,166,330
                                               =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                          CONTRAFUND              MID CAP              VALUE STRATEGIES
                                           PORTFOLIO             PORTFOLIO                PORTFOLIO
                                          SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $2,379,912              $226,372                  $70,413
                                        --------------         -------------             ------------
EXPENSES:
 Administrative charges                       (700,166)             (188,640)                 (24,353)
 Mortality and expense risk charges         (4,637,986)           (1,346,433)                (190,045)
                                        --------------         -------------             ------------
  Total expenses                            (5,338,152)           (1,535,073)                (214,398)
                                        --------------         -------------             ------------
  Net investment income (loss)              (2,958,240)           (1,308,701)                (143,985)
                                        --------------         -------------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (10,731,859)            2,682,816                  695,182
 Net realized gain on distributions             83,343            11,194,985                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 104,052,632            16,112,324                2,579,229
                                        --------------         -------------             ------------
  Net gain (loss) on investments            93,404,116            29,990,125                3,274,411
                                        --------------         -------------             ------------
  Net increase (decrease) in net
   assets resulting from operations        $90,445,876           $28,681,424               $3,130,426
                                        ==============         =============             ============

                                           FIDELITY(R) VIP                                   FRANKLIN
                                           DYNAMIC CAPITAL            FRANKLIN            SMALL-MID CAP
                                             APPRECIATION              INCOME                 GROWTH
                                              PORTFOLIO           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $7,724              $263,716                    $ --
                                             ------------            ----------            ------------
EXPENSES:
 Administrative charges                                --                    --                 (28,023)
 Mortality and expense risk charges               (93,641)              (46,185)               (413,115)
                                             ------------            ----------            ------------
  Total expenses                                  (93,641)              (46,185)               (441,138)
                                             ------------            ----------            ------------
  Net investment income (loss)                    (85,917)              217,531                (441,138)
                                             ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    689,642                50,628               1,725,998
 Net realized gain on distributions               531,527                    --               1,457,460
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        728,036               241,744               4,111,035
                                             ------------            ----------            ------------
  Net gain (loss) on investments                1,949,205               292,372               7,294,493
                                             ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $1,863,288              $509,903              $6,853,355
                                             ============            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN               FRANKLIN
                                               SMALL CAP               STRATEGIC
                                                 VALUE                  INCOME
                                            SECURITIES FUND         SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $9,518               $4,315,417
                                               ----------            -------------
EXPENSES:
 Administrative charges                                --                  (83,533)
 Mortality and expense risk charges                (8,374)              (1,310,397)
                                               ----------            -------------
  Total expenses                                   (8,374)              (1,393,930)
                                               ----------            -------------
  Net investment income (loss)                      1,144                2,921,487
                                               ----------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     59,650                2,182,032
 Net realized gain on distributions                13,699                  897,302
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        166,574               (4,951,560)
                                               ----------            -------------
  Net gain (loss) on investments                  239,923               (1,872,226)
                                               ----------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $241,067               $1,049,261
                                               ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        TEMPLETON
                                                                       DEVELOPING               TEMPLETON
                                             MUTUAL SHARES               MARKETS                  GROWTH
                                            SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,209,275                 $283,038                $513,154
                                             -------------            -------------            ------------
EXPENSES:
 Administrative charges                            (71,439)                 (15,207)                (22,118)
 Mortality and expense risk charges             (1,075,774)                (243,918)               (330,704)
                                             -------------            -------------            ------------
  Total expenses                                (1,147,213)                (259,125)               (352,822)
                                             -------------            -------------            ------------
  Net investment income (loss)                      62,062                   23,913                 160,332
                                             -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   5,229,611                  666,460               1,297,175
 Net realized gain on distributions                     --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       8,594,382               (1,079,719)              3,199,941
                                             -------------            -------------            ------------
  Net gain (loss) on investments                13,823,993                 (413,259)              4,497,116
                                             -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $13,886,055                $(389,346)             $4,657,448
                                             =============            =============            ============


                                               MUTUAL              TEMPLETON              HARTFORD
                                          GLOBAL DISCOVERY        GLOBAL BOND             BALANCED
                                          SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $8,421              $74,134                $616,163
                                             ----------            ---------            ------------
EXPENSES:
 Administrative charges                              --                   --                 (87,950)
 Mortality and expense risk charges              (4,485)             (17,716)               (631,206)
                                             ----------            ---------            ------------
  Total expenses                                 (4,485)             (17,716)               (719,156)
                                             ----------            ---------            ------------
  Net investment income (loss)                    3,936               56,418                (102,993)
                                             ----------            ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   27,054               11,218               1,199,772
 Net realized gain on distributions              36,492               19,822                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       36,362              (80,980)              6,952,563
                                             ----------            ---------            ------------
  Net gain (loss) on investments                 99,908              (49,940)              8,152,335
                                             ----------            ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $103,844               $6,478              $8,049,342
                                             ==========            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD            HARTFORD
                                              TOTAL               CAPITAL
                                           RETURN BOND         APPRECIATION
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $24,970,933            $922,985
                                          --------------       -------------
EXPENSES:
 Administrative charges                       (1,188,065)                 --
 Mortality and expense risk charges           (7,989,955)         (1,376,125)
                                          --------------       -------------
  Total expenses                              (9,178,020)         (1,376,125)
                                          --------------       -------------
  Net investment income (loss)                15,792,913            (453,140)
                                          --------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 4,096,193          15,183,077
 Net realized gain on distributions                   --             275,643
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (32,066,841)         13,976,436
                                          --------------       -------------
  Net gain (loss) on investments             (27,970,648)         29,435,156
                                          --------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                $(12,177,735)        $28,982,016
                                          ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                          DIVIDEND                HARTFORD               HARTFORD
                                         AND GROWTH           GLOBAL RESEARCH         GLOBAL GROWTH
                                          HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $6,074,912               $34,727                 $71,793
                                        -------------            ----------            ------------
EXPENSES:
 Administrative charges                      (714,110)                   --                 (19,308)
 Mortality and expense risk charges        (4,843,268)              (35,469)               (139,633)
                                        -------------            ----------            ------------
  Total expenses                           (5,557,378)              (35,469)               (158,941)
                                        -------------            ----------            ------------
  Net investment income (loss)                517,534                  (742)                (87,148)
                                        -------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             17,409,873               297,168                 118,641
 Net realized gain on distributions         9,541,053                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 71,371,039               231,281               2,930,955
                                        -------------            ----------            ------------
  Net gain (loss) on investments           98,321,965               528,449               3,049,596
                                        -------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $98,839,499              $527,707              $2,962,448
                                        =============            ==========            ============

                                          HARTFORD                                    HARTFORD
                                         DISCIPLINED               HARTFORD            GROWTH
                                           EQUITY                   GROWTH          OPPORTUNITIES
                                          HLS FUND                 HLS FUND           HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,914,335                 $15,055              $8,425
                                        -------------            ------------       -------------
EXPENSES:
 Administrative charges                      (456,499)                (42,294)           (178,442)
 Mortality and expense risk charges        (3,281,290)               (287,069)         (1,320,354)
                                        -------------            ------------       -------------
  Total expenses                           (3,737,789)               (329,363)         (1,498,796)
                                        -------------            ------------       -------------
  Net investment income (loss)             (1,823,454)               (314,308)         (1,490,371)
                                        -------------            ------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             23,871,869               2,718,930           3,767,115
 Net realized gain on distributions                --                      --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 45,386,705               3,832,584          25,758,621
                                        -------------            ------------       -------------
  Net gain (loss) on investments           69,258,574               6,551,514          29,525,736
                                        -------------            ------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $67,435,120              $6,237,206         $28,035,365
                                        =============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD               HARTFORD
                                           HIGH YIELD                INDEX
                                            HLS FUND               HLS FUND
                                          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $5,176,457               $329,822
                                          ------------            -----------
EXPENSES:
 Administrative charges                       (139,075)               (49,482)
 Mortality and expense risk charges           (978,808)              (379,078)
                                          ------------            -----------
  Total expenses                            (1,117,883)              (428,560)
                                          ------------            -----------
  Net investment income (loss)               4,058,574                (98,738)
                                          ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               2,849,229              2,396,076
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (3,873,156)             4,372,883
                                          ------------            -----------
  Net gain (loss) on investments            (1,023,927)             6,768,959
                                          ------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                $3,034,647             $6,670,221
                                          ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD                HARTFORD
                                        INTERNATIONAL           SMALL/MID CAP            HARTFORD
                                        OPPORTUNITIES              EQUITY              MIDCAP VALUE
                                          HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,202,202                $214,508               $123,624
                                        ------------             -----------            -----------
EXPENSES:
 Administrative charges                     (291,647)                     --                     --
 Mortality and expense risk charges       (2,021,786)               (280,270)              (148,783)
                                        ------------             -----------            -----------
  Total expenses                          (2,313,433)               (280,270)              (148,783)
                                        ------------             -----------            -----------
  Net investment income (loss)               888,769                 (65,762)               (25,159)
                                        ------------             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (826,734)              2,599,034              1,257,739
 Net realized gain on distributions               --               1,050,146                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                27,564,867               1,383,982              1,317,596
                                        ------------             -----------            -----------
  Net gain (loss) on investments          26,738,133               5,033,162              2,575,335
                                        ------------             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations      $27,626,902              $4,967,400             $2,550,176
                                        ============             ===========            ===========


                                              HARTFORD                HARTFORD                HARTFORD
                                           ULTRASHORT BOND         SMALL COMPANY          SMALLCAP GROWTH
                                              HLS FUND                HLS FUND                HLS FUND
                                           SUB-ACCOUNT (2)          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                 $41,453                $143,292
                                             -----------            ------------            ------------
EXPENSES:
 Administrative charges                         (235,097)                     --                 (73,772)
 Mortality and expense risk charges           (1,652,719)               (747,204)               (569,709)
                                             -----------            ------------            ------------
  Total expenses                              (1,887,816)               (747,204)               (643,481)
                                             -----------            ------------            ------------
  Net investment income (loss)                (1,887,816)               (705,751)               (500,189)
                                             -----------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,898)              3,345,277               5,818,820
 Net realized gain on distributions                   --               3,553,040               4,374,759
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            55              10,765,328               4,114,496
                                             -----------            ------------            ------------
  Net gain (loss) on investments                  (1,843)             17,663,645              14,308,075
                                             -----------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $(1,889,659)            $16,957,894             $13,807,886
                                             ===========            ============            ============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                                 HARTFORD             U.S. GOVERNMENT
                                                  STOCK                 SECURITIES
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $475,445               $4,031,530
                                               ------------            -------------
EXPENSES:
 Administrative charges                             (55,769)                (353,858)
 Mortality and expense risk charges                (389,608)              (2,464,520)
                                               ------------            -------------
  Total expenses                                   (445,377)              (2,818,378)
                                               ------------            -------------
  Net investment income (loss)                       30,068                1,213,152
                                               ------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      856,872               (5,199,859)
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        6,569,232               (2,459,827)
                                               ------------            -------------
  Net gain (loss) on investments                  7,426,104               (7,659,686)
                                               ------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $7,456,172              $(6,446,534)
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD             AMERICAN FUNDS        AMERICAN FUNDS
                                            VALUE                   BOND              GLOBAL GROWTH
                                          HLS FUND                HLS FUND              HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,594,059               $123,339               $1,819
                                        -------------            -----------            ---------
EXPENSES:
 Administrative charges                      (206,926)                    --                   --
 Mortality and expense risk charges        (1,362,232)               (60,643)              (4,058)
                                        -------------            -----------            ---------
  Total expenses                           (1,569,158)               (60,643)              (4,058)
                                        -------------            -----------            ---------
  Net investment income (loss)                 24,901                 62,696               (2,239)
                                        -------------            -----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              7,934,767                 19,721               38,876
 Net realized gain on distributions                --                171,433               21,451
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 19,932,076               (446,193)              35,617
                                        -------------            -----------            ---------
  Net gain (loss) on investments           27,866,843               (255,039)              95,944
                                        -------------            -----------            ---------
  Net increase (decrease) in net
   assets resulting from operations       $27,891,744              $(192,343)             $93,705
                                        =============            ===========            =========

                                           AMERICAN FUNDS
                                            GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                           CAPITALIZATION             GROWTH             GROWTH-INCOME
                                              HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,926                 $21,128               $30,167
                                             ----------            ------------            ----------
EXPENSES:
 Administrative charges                              --                      --                    --
 Mortality and expense risk charges             (10,464)                (46,109)              (26,205)
                                             ----------            ------------            ----------
  Total expenses                                (10,464)                (46,109)              (26,205)
                                             ----------            ------------            ----------
  Net investment income (loss)                     (538)                (24,981)                3,962
                                             ----------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   40,711                 361,840               174,191
 Net realized gain on distributions              99,108                 134,755                30,453
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       93,562                 632,966               478,097
                                             ----------            ------------            ----------
  Net gain (loss) on investments                233,381               1,129,561               682,741
                                             ----------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $232,843              $1,104,580              $686,703
                                             ==========            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS      LORD ABBETT
                                             INTERNATIONAL       FUNDAMENTAL
                                                HLS FUND         EQUITY FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $41,158            $111,747
                                               ----------       -------------
EXPENSES:
 Administrative charges                                --             (74,415)
 Mortality and expense risk charges               (38,225)           (449,014)
                                               ----------       -------------
  Total expenses                                  (38,225)           (523,429)
                                               ----------       -------------
  Net investment income (loss)                      2,933            (411,682)
                                               ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    109,421           2,748,748
 Net realized gain on distributions                68,494           5,956,994
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        485,295           2,552,397
                                               ----------       -------------
  Net gain (loss) on investments                  663,210          11,258,139
                                               ----------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $666,143         $10,846,457
                                               ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                              CALIBRATED              LORD ABBETT        LORD ABBETT
                                               DIVIDEND                  BOND             GROWTH AND
                                             GROWTH FUND            DEBENTURE FUND       INCOME FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $308,474               $3,681,176           $791,979
                                             ------------            -------------       ------------
EXPENSES:
 Administrative charges                           (41,677)                (191,423)          (315,336)
 Mortality and expense risk charges              (228,252)              (1,273,398)        (1,947,738)
                                             ------------            -------------       ------------
  Total expenses                                 (269,929)              (1,464,821)        (2,263,074)
                                             ------------            -------------       ------------
  Net investment income (loss)                     38,545                2,216,355         (1,471,095)
                                             ------------            -------------       ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,187,522                3,268,934            653,146
 Net realized gain on distributions             1,766,817                1,535,510                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,023,104               (1,010,383)        47,864,418
                                             ------------            -------------       ------------
  Net gain (loss) on investments                4,977,443                3,794,061         48,517,564
                                             ------------            -------------       ------------
  Net increase (decrease) in net
   assets resulting from operations            $5,015,988               $6,010,416        $47,046,469
                                             ============            =============       ============


                                                  LORD ABBETT
                                                    CLASSIC              MFS(R) CORE           MFS(R) GROWTH
                                                   STOCK FUND           EQUITY SERIES              SERIES
                                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                             $90,877               $33,281                 $11,861
                                                  ------------            ----------            ------------
EXPENSES:
 Administrative charges                                (24,787)               (4,085)                 (6,900)
 Mortality and expense risk charges                   (158,414)              (58,895)                (89,675)
                                                  ------------            ----------            ------------
  Total expenses                                      (183,201)              (62,980)                (96,575)
                                                  ------------            ----------            ------------
  Net investment income (loss)                         (92,324)              (29,699)                (84,714)
                                                  ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       1,924,969               271,215                 481,108
 Net realized gain on distributions                    966,442                    --                  37,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             271,012               675,386               1,100,050
                                                  ------------            ----------            ------------
  Net gain (loss) on investments                     3,162,423               946,601               1,618,729
                                                  ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations                 $3,070,099              $916,902              $1,534,015
                                                  ============            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            MFS(R) INVESTORS
                                                 GROWTH            MFS(R) INVESTORS
                                              STOCK SERIES           TRUST SERIES
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $19,046                 $89,000
                                               ----------            ------------
EXPENSES:
 Administrative charges                            (4,288)                (10,737)
 Mortality and expense risk charges               (53,593)               (155,767)
                                               ----------            ------------
  Total expenses                                  (57,881)               (166,504)
                                               ----------            ------------
  Net investment income (loss)                    (38,835)                (77,504)
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    337,765                 890,670
 Net realized gain on distributions                95,272                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        351,076               1,365,212
                                               ----------            ------------
  Net gain (loss) on investments                  784,113               2,255,882
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $745,278              $2,178,378
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       INVESCO V.I.
                                        MFS(R) TOTAL            MFS(R) VALUE            EQUITY AND
                                        RETURN SERIES              SERIES              INCOME FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (3)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,462,937               $19,161                $454,888
                                        -------------            ----------            ------------
EXPENSES:
 Administrative charges                      (106,161)                   --                 (17,061)
 Mortality and expense risk charges        (1,515,677)              (20,721)               (495,579)
                                        -------------            ----------            ------------
  Total expenses                           (1,621,838)              (20,721)               (512,640)
                                        -------------            ----------            ------------
  Net investment income (loss)               (158,901)               (1,560)                (57,752)
                                        -------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              3,811,698               152,119               1,528,458
 Net realized gain on distributions                --                 5,880                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  9,632,350               432,370               4,785,815
                                        -------------            ----------            ------------
  Net gain (loss) on investments           13,444,048               590,369               6,314,273
                                        -------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $13,285,147              $588,809              $6,256,521
                                        =============            ==========            ============

                                             UIF CORE PLUS            UIF EMERGING             UIF EMERGING
                                             FIXED INCOME             MARKETS DEBT            MARKETS EQUITY
                                               PORTFOLIO                PORTFOLIO                PORTFOLIO
                                            SUB-ACCOUNT (4)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,688,649                 $296,980                 $557,875
                                             -------------            -------------            -------------
EXPENSES:
 Administrative charges                            (94,291)                  (9,081)                 (88,126)
 Mortality and expense risk charges             (1,289,080)                (132,536)                (711,236)
                                             -------------            -------------            -------------
  Total expenses                                (1,383,371)                (141,617)                (799,362)
                                             -------------            -------------            -------------
  Net investment income (loss)                   2,305,278                  155,363                 (241,487)
                                             -------------            -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (8,128,183)                 203,259               (5,925,474)
 Net realized gain on distributions                     --                   91,028                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,401,620               (1,305,098)               4,445,478
                                             -------------            -------------            -------------
  Net gain (loss) on investments                (3,726,563)              (1,010,811)              (1,479,996)
                                             -------------            -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $(1,421,285)               $(855,448)             $(1,721,483)
                                             =============            =============            =============

(3) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(4) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                         UIF MID CAP
                                                 UIF GROWTH                GROWTH
                                                 PORTFOLIO                PORTFOLIO
                                          SUB-ACCOUNT (5)(6)(7)(8)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $315,914                 $52,148
                                                ------------             -----------
EXPENSES:
 Administrative charges                              (89,462)                (39,232)
 Mortality and expense risk charges               (1,378,727)               (252,899)
                                                ------------             -----------
  Total expenses                                  (1,468,189)               (292,131)
                                                ------------             -----------
  Net investment income (loss)                    (1,152,275)               (239,983)
                                                ------------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    40,553,483                 620,782
 Net realized gain on distributions                9,636,461                 492,893
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (13,280,402)              5,211,996
                                                ------------             -----------
  Net gain (loss) on investments                  36,909,542               6,325,671
                                                ------------             -----------
  Net increase (decrease) in net assets
   resulting from operations                     $35,757,267              $6,085,688
                                                ============             ===========

(5)  Funded as of September 6, 2013.

(6) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(7) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  MORGAN STANLEY --
                                             INVESCO V.I.              MID CAP           MORGAN STANLEY --
                                               AMERICAN                GROWTH              MONEY MARKET
                                              VALUE FUND              PORTFOLIO              PORTFOLIO
                                           SUB-ACCOUNT (9)           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $284,637                $58,298                 $5,556
                                             ------------            -----------            -----------
EXPENSES:
 Administrative charges                           (73,191)               (30,669)               (74,068)
 Mortality and expense risk charges              (739,516)              (302,664)              (918,474)
                                             ------------            -----------            -----------
  Total expenses                                 (812,707)              (333,333)              (992,542)
                                             ------------            -----------            -----------
  Net investment income (loss)                   (528,070)              (275,035)              (986,986)
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,209,453              2,519,028                     --
 Net realized gain on distributions                    --                 57,744                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,698,947              4,243,008                     --
                                             ------------            -----------            -----------
  Net gain (loss) on investments               13,908,400              6,819,780                     --
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $13,380,330             $6,544,745              $(986,986)
                                             ============            ===========            ===========

                                          MORGAN STANLEY --
                                               GLOBAL               INVESCO V.I.             UIF SMALL
                                           INFRASTRUCTURE         EQUALLY-WEIGHTED        COMPANY GROWTH
                                              PORTFOLIO             S&P 500 FUND             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $570,602              $1,028,679                   $ --
                                             -----------            ------------            -----------
EXPENSES:
 Administrative charges                          (34,502)                (91,293)                    --
 Mortality and expense risk charges             (326,531)             (1,057,761)              (158,403)
                                             -----------            ------------            -----------
  Total expenses                                (361,033)             (1,149,054)              (158,403)
                                             -----------            ------------            -----------
  Net investment income (loss)                   209,569                (120,375)              (158,403)
                                             -----------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,981,730               2,758,869              1,006,689
 Net realized gain on distributions            2,073,061               8,468,873                304,806
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (808,001)              7,970,787              2,870,549
                                             -----------            ------------            -----------
  Net gain (loss) on investments               3,246,790              19,198,529              4,182,044
                                             -----------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $3,456,359             $19,078,154             $4,023,641
                                             ===========            ============            ===========

(9) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       OPPENHEIMER
                                                UIF GLOBAL              DISCOVERY
                                                FRANCHISE                MID CAP
                                                PORTFOLIO             GROWTH FUND/VA
                                               SUB-ACCOUNT           SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $366,525                    $ --
                                               ------------            ------------
EXPENSES:
 Administrative charges                             (15,876)                (14,393)
 Mortality and expense risk charges                (273,965)               (101,997)
                                               ------------            ------------
  Total expenses                                   (289,841)               (116,390)
                                               ------------            ------------
  Net investment income (loss)                       76,684                (116,390)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,073,707               1,293,457
 Net realized gain on distributions               1,194,639                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (79,567)                961,832
                                               ------------            ------------
  Net gain (loss) on investments                  2,188,779               2,255,289
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $2,265,463              $2,138,899
                                               ============            ============

(10) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                           CAPITAL                OPPENHEIMER             OPPENHEIMER
                                        APPRECIATION                GLOBAL                MAIN STREET
                                           FUND/VA                  FUND/VA                 FUND/VA
                                         SUB-ACCOUNT           SUB-ACCOUNT (11)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $520,780               $2,457,199                $115,935
                                        -------------            -------------            ------------
EXPENSES:
 Administrative charges                      (123,964)                (400,587)                (19,907)
 Mortality and expense risk charges          (866,255)              (2,606,040)               (159,757)
                                        -------------            -------------            ------------
  Total expenses                             (990,219)              (3,006,627)               (179,664)
                                        -------------            -------------            ------------
  Net investment income (loss)               (469,439)                (549,428)                (63,729)
                                        -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              7,968,738                5,037,961               1,209,501
 Net realized gain on distributions                --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  7,191,504               41,131,031               2,057,610
                                        -------------            -------------            ------------
  Net gain (loss) on investments           15,160,242               46,168,992               3,267,111
                                        -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $14,690,803              $45,619,564              $3,203,382
                                        =============            =============            ============

                                              OPPENHEIMER
                                              MAIN STREET          PUTNAM VT               PUTNAM VT
                                               SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                                FUND/VA           INCOME FUND           ALLOCATION FUND
                                           SUB-ACCOUNT (12)       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $718,053          $2,770,588                $357,013
                                             -------------       -------------            ------------
EXPENSES:
 Administrative charges                           (186,580)           (131,795)                (32,209)
 Mortality and expense risk charges             (1,337,041)           (936,929)               (220,767)
                                             -------------       -------------            ------------
  Total expenses                                (1,523,621)         (1,068,724)               (252,976)
                                             -------------       -------------            ------------
  Net investment income (loss)                    (805,568)          1,701,864                 104,037
                                             -------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  15,872,428          (2,727,575)              1,217,361
 Net realized gain on distributions              1,239,620                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      15,423,328           5,313,047               1,327,102
                                             -------------       -------------            ------------
  Net gain (loss) on investments                32,535,376           2,585,472               2,544,463
                                             -------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $31,729,808          $4,287,336              $2,648,500
                                             =============       =============            ============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                      GROWTH AND            INTERNATIONAL
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $114,064                 $33,825
                                     ------------            ------------
EXPENSES:
 Administrative charges                   (12,966)                     --
 Mortality and expense risk
  charges                                 (88,749)               (103,432)
                                     ------------            ------------
  Total expenses                         (101,715)               (103,432)
                                     ------------            ------------
  Net investment income (loss)             12,349                 (69,607)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (572,270)                 57,689
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,450,732               1,966,742
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,878,462               2,024,431
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,890,811              $1,954,824
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                         PUTNAM VT
                                        INTERNATIONAL               PUTNAM VT               MULTI-CAP
                                         EQUITY FUND             INVESTORS FUND            GROWTH FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,210,707                 $809,782                 $11,528
                                        --------------            -------------            ------------
EXPENSES:
 Administrative charges                       (142,347)                 (88,287)                     --
 Mortality and expense risk charges         (1,007,612)                (591,502)               (134,874)
                                        --------------            -------------            ------------
  Total expenses                            (1,149,959)                (679,789)               (134,874)
                                        --------------            -------------            ------------
  Net investment income (loss)                  60,748                  129,993                (123,346)
                                        --------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (15,987,462)               5,561,113                 471,366
 Net realized gain on distributions                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  31,964,148                6,973,869               3,019,909
                                        --------------            -------------            ------------
  Net gain (loss) on investments            15,976,686               12,534,982               3,491,275
                                        --------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations        $16,037,434              $12,664,975              $3,367,929
                                        ==============            =============            ============

                                          PUTNAM VT                PUTNAM VT
                                          SMALL CAP              GEORGE PUTNAM             PUTNAM VT
                                         VALUE FUND              BALANCED FUND            VOYAGER FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $609,296                 $213,557                 $55,561
                                        -------------            -------------            ------------
EXPENSES:
 Administrative charges                      (114,773)                 (20,529)                (12,789)
 Mortality and expense risk charges          (837,357)                (132,537)                (89,392)
                                        -------------            -------------            ------------
  Total expenses                             (952,130)                (153,066)               (102,181)
                                        -------------            -------------            ------------
  Net investment income (loss)               (342,834)                  60,491                 (46,620)
                                        -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (8,297,618)              (1,834,929)                976,648
 Net realized gain on distributions         1,037,014                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 26,477,185                3,367,553               1,312,843
                                        -------------            -------------            ------------
  Net gain (loss) on investments           19,216,581                1,532,624               2,289,491
                                        -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $18,873,747               $1,593,115              $2,242,871
                                        =============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                PUTNAM VT              INVESCO V.I.
                                                  EQUITY                GROWTH AND
                                               INCOME FUND              INCOME FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $472,150               $1,151,924
                                               ------------            -------------
EXPENSES:
 Administrative charges                                  --                 (172,916)
 Mortality and expense risk charges                (313,288)              (1,483,529)
                                               ------------            -------------
  Total expenses                                   (313,288)              (1,656,445)
                                               ------------            -------------
  Net investment income (loss)                      158,862                 (504,521)
                                               ------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    5,392,601               10,382,447
 Net realized gain on distributions                      --                  780,444
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          504,230               18,678,702
                                               ------------            -------------
  Net gain (loss) on investments                  5,896,831               29,841,593
                                               ------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $6,055,693              $29,337,072
                                               ============            =============

(13) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                             INVESCO V.I.
                                             INVESCO V.I.             INVESCO V.I.             MID CAP
                                             COMSTOCK FUND         AMERICAN FRANCHISE        GROWTH FUND
                                           SUB-ACCOUNT (14)         SUB-ACCOUNT (15)       SUB-ACCOUNT (16)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,370,268                 $3,586                 $2,029
                                             -------------             ----------             ----------
EXPENSES:
 Administrative charges                           (184,690)                (1,928)                    --
 Mortality and expense risk charges             (1,667,712)               (31,456)               (18,759)
                                             -------------             ----------             ----------
  Total expenses                                (1,852,402)               (33,384)               (18,759)
                                             -------------             ----------             ----------
  Net investment income (loss)                    (482,134)               (29,798)               (16,730)
                                             -------------             ----------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   9,360,513                371,984                 32,021
 Net realized gain on distributions                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      23,234,099                165,729                247,873
                                             -------------             ----------             ----------
  Net gain (loss) on investments                32,594,612                537,713                279,894
                                             -------------             ----------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $32,112,478               $507,915               $263,164
                                             =============             ==========             ==========

                                            WELLS FARGO           WELLS FARGO
                                           ADVANTAGE VT          ADVANTAGE VT
                                            INDEX ASSET          TOTAL RETURN
                                          ALLOCATION FUND          BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,534                $26,374
                                             ---------            -----------
EXPENSES:
 Administrative charges                           (805)                (4,163)
 Mortality and expense risk charges             (6,434)               (31,191)
                                             ---------            -----------
  Total expenses                                (7,239)               (35,354)
                                             ---------            -----------
  Net investment income (loss)                    (705)                (8,980)
                                             ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  12,456                 10,044
 Net realized gain on distributions                 --                 69,443
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      52,548               (162,204)
                                             ---------            -----------
  Net gain (loss) on investments                65,004                (82,717)
                                             ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $64,299               $(91,697)
                                             =========            ===========

(14) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(15) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT         ADVANTAGE VT
                                               INTRINSIC           INTERNATIONAL
                                               VALUE FUND           EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $15,359               $3,758
                                               ----------            ---------
EXPENSES:
 Administrative charges                            (2,937)                  --
 Mortality and expense risk charges               (17,662)              (3,580)
                                               ----------            ---------
  Total expenses                                  (20,599)              (3,580)
                                               ----------            ---------
  Net investment income (loss)                     (5,240)                 178
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    104,061                3,944
 Net realized gain on distributions                    --                8,738
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        270,247               15,125
                                               ----------            ---------
  Net gain (loss) on investments                  374,308               27,807
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $369,068              $27,985
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                 WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO          ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT           SMALL CAP           ADVANTAGE VT
                                              GROWTH FUND          DISCOVERY FUND         VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                   $30                 $802                  $810
                                               ----------            ----------            ---------            ----------
EXPENSES:
 Administrative charges                            (3,957)                   --                   --                    --
 Mortality and expense risk charges               (27,211)               (5,846)              (1,868)               (5,947)
                                               ----------            ----------            ---------            ----------
  Total expenses                                  (31,168)               (5,846)              (1,868)               (5,947)
                                               ----------            ----------            ---------            ----------
  Net investment income (loss)                    (31,168)               (5,816)              (1,066)               (5,137)
                                               ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     48,992                33,504               (2,899)                5,454
 Net realized gain on distributions               105,135                11,572                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        667,782               100,839               17,393                99,856
                                               ----------            ----------            ---------            ----------
  Net gain (loss) on investments                  821,909               145,915               14,494               105,310
                                               ----------            ----------            ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $790,741              $140,099              $13,428              $100,173
                                               ==========            ==========            =========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH          INTERNATIONAL
                                            STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $350,876              $4,667,845
 Net realized gain (loss) on security
  transactions                                    1,786,631             (43,644,736)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,388,787              63,091,329
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       7,526,294              24,114,438
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          594,102               1,164,441
 Net transfers                                  (11,510,612)            (47,405,209)
 Surrenders for benefit payments and
  fees                                          (17,732,651)            (39,980,011)
 Other transactions                                 206,828                 780,902
 Death benefits                                    (925,939)             (2,606,844)
 Net annuity transactions                                --                   4,333
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (29,368,272)            (88,042,388)
                                               ------------            ------------
 Net increase (decrease) in net assets          (21,841,978)            (63,927,950)
NET ASSETS:
 Beginning of year                               65,909,035             163,898,336
                                               ------------            ------------
 End of year                                    $44,067,057             $99,970,386
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                            SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO          GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(327,151)               $188,628                 $(84,879)
 Net realized gain (loss) on security
  transactions                                  2,327,204              (4,349,614)                (826,566)
 Net realized gain on distributions             1,535,079                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,018,096              25,901,451                1,922,330
                                             ------------            ------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                     8,553,228              21,740,465                1,010,885
                                             ------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                        158,141                 660,519                   85,716
 Net transfers                                 (1,481,372)            (26,241,060)              (1,891,117)
 Surrenders for benefit payments and
  fees                                         (9,441,945)            (21,577,737)              (2,403,567)
 Other transactions                               131,240                 347,969                   67,513
 Death benefits                                  (485,661)             (1,363,961)                (319,573)
 Net annuity transactions                          (2,693)                  1,895                       --
                                             ------------            ------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (11,122,290)            (48,172,375)              (4,461,028)
                                             ------------            ------------             ------------
 Net increase (decrease) in net assets         (2,569,062)            (26,431,910)              (3,450,143)
NET ASSETS:
 Beginning of year                             28,407,777              82,321,666               10,988,655
                                             ------------            ------------             ------------
 End of year                                  $25,838,715             $55,889,756               $7,538,512
                                             ============            ============             ============

                                             INVESCO V.I.       INVESCO V.I.           INVESCO V.I.
                                              GOVERNMENT            HIGH               INTERNATIONAL
                                           SECURITIES FUND       YIELD FUND             GROWTH FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $127,821           $410,882                   $323
 Net realized gain (loss) on security
  transactions                                    100,519            393,277                 62,304
 Net realized gain on distributions                    --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (923,372)           (97,953)               112,976
                                             ------------       ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (695,032)           706,206                175,603
                                             ------------       ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                         32,070             34,875                  3,000
 Net transfers                                    184,511            186,427                (39,093)
 Surrenders for benefit payments and
  fees                                         (3,498,759)        (3,538,275)               (76,008)
 Other transactions                                    (3)                10                      1
 Death benefits                                  (533,449)          (333,475)               (30,700)
 Net annuity transactions                              --            110,303                     --
                                             ------------       ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,815,630)        (3,540,135)              (142,800)
                                             ------------       ------------            -----------
 Net increase (decrease) in net assets         (4,510,662)        (2,833,929)                32,803
NET ASSETS:
 Beginning of year                             16,347,534         15,820,202              1,065,264
                                             ------------       ------------            -----------
 End of year                                  $11,836,872        $12,986,273             $1,098,067
                                             ============       ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.             INVESCO V.I.
                                           DIVERSIFIED                MONEY
                                          DIVIDEND FUND            MARKET FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT (1)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $442,479                $(157,580)
 Net realized gain (loss) on security
  transactions                               2,994,798                       --
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  13,184,265                       --
                                          ------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                 16,621,542                 (157,580)
                                          ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                     130,386                  285,742
 Net transfers                                (405,876)              69,850,281
 Surrenders for benefit payments and
  fees                                      (9,802,667)             (32,122,352)
 Other transactions                             (3,354)                 259,205
 Death benefits                             (2,862,278)                (317,143)
 Net annuity transactions                      152,779                       --
                                          ------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (12,791,010)              37,955,733
                                          ------------             ------------
 Net increase (decrease) in net assets       3,830,532               37,798,153
NET ASSETS:
 Beginning of year                          62,188,170                       --
                                          ------------             ------------
 End of year                               $66,018,702              $37,798,153
                                          ============             ============

(1)  Funded as of July 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                                GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                             GROWTH FUND             GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(273,918)            $(1,916,726)            $(1,096,032)
 Net realized gain (loss) on security
  transactions                                  4,496,397              17,962,980              14,048,486
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,237,235              28,054,412              32,011,049
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     8,459,714              44,100,666              44,963,503
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         52,687                 652,137                 650,159
 Net transfers                                 (2,163,201)             (6,008,555)             (4,358,476)
 Surrenders for benefit payments and
  fees                                         (7,114,384)            (36,601,695)            (33,902,509)
 Other transactions                                   250                   3,964                   1,958
 Death benefits                                  (656,131)             (5,025,488)             (4,838,461)
 Net annuity transactions                          68,574                 667,107                 840,910
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (9,812,205)            (46,312,530)            (41,606,419)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets         (1,352,491)             (2,211,864)              3,357,084
NET ASSETS:
 Beginning of year                             37,458,032             182,970,591             164,643,394
                                             ------------            ------------            ------------
 End of year                                  $36,105,541            $180,758,727            $168,000,478
                                             ============            ============            ============

                                                                                            WELLS FARGO
                                                                   AMERICAN FUNDS          ADVANTAGE VT
                                            AMERICAN FUNDS          GLOBAL SMALL               OMEGA
                                          INTERNATIONAL FUND     CAPITALIZATION FUND        GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(394,084)             $(202,047)              $(38,362)
 Net realized gain (loss) on security
  transactions                                  4,685,377              2,373,875                222,972
 Net realized gain on distributions                    --                     --                220,548
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,223,712              2,170,831                446,002
                                             ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    10,515,005              4,342,659                851,160
                                             ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         98,548                  2,845                  2,499
 Net transfers                                 (1,248,065)              (880,891)              (227,663)
 Surrenders for benefit payments and
  fees                                        (13,311,438)            (4,110,001)              (427,433)
 Other transactions                                   284                     98                      1
 Death benefits                                (1,628,420)              (302,055)               (17,291)
 Net annuity transactions                         210,411                 91,950                     --
                                             ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (15,878,680)            (5,198,054)              (669,887)
                                             ------------            -----------            -----------
 Net increase (decrease) in net assets         (5,363,675)              (855,395)               181,273
NET ASSETS:
 Beginning of year                             63,751,033             19,223,575              2,561,880
                                             ------------            -----------            -----------
 End of year                                  $58,387,358            $18,368,180             $2,743,153
                                             ============            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP       FIDELITY(R) VIP
                                           EQUITY-INCOME            GROWTH
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $220,340             $(555,922)
 Net realized gain (loss) on security
  transactions                                (3,905,290)            6,902,587
 Net realized gain on distributions            4,606,246                17,410
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    18,754,959             3,802,255
                                          --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                   19,676,255            10,166,330
                                          --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                       584,669               390,860
 Net transfers                               (14,072,750)          (12,024,763)
 Surrenders for benefit payments and
  fees                                       (23,846,083)          (11,328,368)
 Other transactions                              290,865               155,948
 Death benefits                               (1,409,812)             (473,353)
 Net annuity transactions                          9,086                 2,065
                                          --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (38,444,025)          (23,277,611)
                                          --------------        --------------
 Net increase (decrease) in net assets       (18,767,770)          (13,111,281)
NET ASSETS:
 Beginning of year                            89,916,855            40,555,290
                                          --------------        --------------
 End of year                                 $71,149,085           $27,444,009
                                          ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY(R) VIP       FIDELITY(R) VIP           FIDELITY(R) VIP
                                          CONTRAFUND              MID CAP              VALUE STRATEGIES
                                           PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                          SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(2,958,240)         $(1,308,701)                $(143,985)
 Net realized gain (loss) on security
  transactions                              (10,731,859)           2,682,816                   695,182
 Net realized gain on distributions              83,343           11,194,985                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  104,052,632           16,112,324                 2,579,229
                                        ---------------       --------------             -------------
 Net increase (decrease) in net assets
  resulting from operations                  90,445,876           28,681,424                 3,130,426
                                        ---------------       --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                    3,890,723              773,654                   133,005
 Net transfers                              (63,677,224)         (13,342,067)               (1,381,665)
 Surrenders for benefit payments and
  fees                                     (112,848,448)         (29,915,557)               (3,489,439)
 Other transactions                           1,792,095              378,281                    49,265
 Death benefits                              (4,795,343)          (1,435,775)                  (70,447)
 Net annuity transactions                       194,717                2,927                    11,238
                                        ---------------       --------------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (175,443,480)         (43,538,537)               (4,748,043)
                                        ---------------       --------------             -------------
 Net increase (decrease) in net assets      (84,997,604)         (14,857,113)               (1,617,617)
NET ASSETS:
 Beginning of year                          394,673,248          105,346,954                12,743,430
                                        ---------------       --------------             -------------
 End of year                               $309,675,644          $90,489,841               $11,125,813
                                        ===============       ==============             =============

                                            FIDELITY(R) VIP                                     FRANKLIN
                                            DYNAMIC CAPITAL             FRANKLIN              SMALL-MID CAP
                                             APPRECIATION                INCOME                  GROWTH
                                               PORTFOLIO            SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(85,917)               $217,531                $(441,138)
 Net realized gain (loss) on security
  transactions                                     689,642                  50,628                1,725,998
 Net realized gain on distributions                531,527                      --                1,457,460
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         728,036                 241,744                4,111,035
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,863,288                 509,903                6,853,355
                                             -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          87,795                     363                   46,477
 Net transfers                                   1,860,586                 184,593                 (279,080)
 Surrenders for benefit payments and
  fees                                          (1,346,457)               (205,255)              (4,408,660)
 Other transactions                                 14,296                      --                      530
 Death benefits                                    (60,849)                (27,100)                (352,774)
 Net annuity transactions                               --                  (2,073)                  83,366
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 555,371                 (49,472)              (4,910,141)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets           2,418,659                 460,431                1,943,214
NET ASSETS:
 Beginning of year                               4,878,077               4,044,496               21,352,705
                                             -------------            ------------            -------------
 End of year                                    $7,296,736              $4,504,927              $23,295,919
                                             =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN                FRANKLIN
                                               SMALL CAP               STRATEGIC
                                                 VALUE                   INCOME
                                            SECURITIES FUND         SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $1,144                $2,921,487
 Net realized gain (loss) on security
  transactions                                     59,650                 2,182,032
 Net realized gain on distributions                13,699                   897,302
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        166,574                (4,951,560)
                                               ----------            --------------
 Net increase (decrease) in net assets
  resulting from operations                       241,067                 1,049,261
                                               ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                          2,000                   178,169
 Net transfers                                    (36,503)               (1,874,559)
 Surrenders for benefit payments and
  fees                                            (41,563)              (16,629,166)
 Other transactions                                     1                       (23)
 Death benefits                                   (18,772)               (1,917,482)
 Net annuity transactions                              --                   579,062
                                               ----------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (94,837)              (19,663,999)
                                               ----------            --------------
 Net increase (decrease) in net assets            146,230               (18,614,738)
NET ASSETS:
 Beginning of year                                755,818                81,403,803
                                               ----------            --------------
 End of year                                     $902,048               $62,789,065
                                               ==========            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         TEMPLETON
                                                                        DEVELOPING                TEMPLETON
                                             MUTUAL SHARES                MARKETS                  GROWTH
                                            SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $62,062                  $23,913                 $160,332
 Net realized gain (loss) on security
  transactions                                    5,229,611                  666,460                1,297,175
 Net realized gain on distributions                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        8,594,382               (1,079,719)               3,199,941
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      13,886,055                 (389,346)               4,657,448
                                             --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          262,097                    7,549                   30,902
 Net transfers                                   (2,235,676)                 (39,474)              (1,313,669)
 Surrenders for benefit payments and
  fees                                          (11,790,376)              (3,588,359)              (4,510,962)
 Other transactions                                   1,225                      (47)                   1,137
 Death benefits                                  (1,553,638)                (155,922)                (470,283)
 Net annuity transactions                           105,297                  (17,693)                  (5,446)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (15,211,071)              (3,793,946)              (6,268,321)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets           (1,325,016)              (4,183,292)              (1,610,873)
NET ASSETS:
 Beginning of year                               59,638,157               15,635,259               19,167,651
                                             --------------            -------------            -------------
 End of year                                    $58,313,141              $11,451,967              $17,556,778
                                             ==============            =============            =============


                                               MUTUAL               TEMPLETON            HARTFORD
                                          GLOBAL DISCOVERY         GLOBAL BOND           BALANCED
                                          SECURITIES FUND        SECURITIES FUND         HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,936                 $56,418            $(102,993)
 Net realized gain (loss) on security
  transactions                                   27,054                  11,218            1,199,772
 Net realized gain on distributions              36,492                  19,822                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       36,362                 (80,980)           6,952,563
                                             ----------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                     103,844                   6,478            8,049,342
                                             ----------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                          250                      --              639,826
 Net transfers                                  (82,547)                 66,238             (559,374)
 Surrenders for benefit payments and
  fees                                          (12,434)                (84,743)         (12,041,688)
 Other transactions                                  --                      --               68,919
 Death benefits                                      --                 (13,834)            (662,997)
 Net annuity transactions                            --                      --               (3,215)
                                             ----------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (94,731)                (32,339)         (12,558,529)
                                             ----------            ------------       --------------
 Net increase (decrease) in net assets            9,113                 (25,861)          (4,509,187)
NET ASSETS:
 Beginning of year                              428,172               1,675,724           46,881,825
                                             ----------            ------------       --------------
 End of year                                   $437,285              $1,649,863          $42,372,638
                                             ==========            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD
                                               TOTAL               CAPITAL
                                            RETURN BOND          APPRECIATION
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $15,792,913            $(453,140)
 Net realized gain (loss) on security
  transactions                                  4,096,193           15,183,077
 Net realized gain on distributions                    --              275,643
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,066,841)          13,976,436
                                          ---------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   (12,177,735)          28,982,016
                                          ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      4,208,792              901,737
 Net transfers                                316,643,865           19,757,414
 Surrenders for benefit payments and
  fees                                       (181,655,476)         (24,824,699)
 Other transactions                             2,235,799              275,566
 Death benefits                               (10,233,410)          (1,317,439)
 Net annuity transactions                         (67,849)              11,840
                                          ---------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            131,131,721           (5,195,581)
                                          ---------------       --------------
 Net increase (decrease) in net assets        118,953,986           23,786,435
NET ASSETS:
 Beginning of year                            603,732,869           83,839,708
                                          ---------------       --------------
 End of year                                 $722,686,855         $107,626,143
                                          ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                           DIVIDEND                  HARTFORD                HARTFORD
                                          AND GROWTH             GLOBAL RESEARCH           GLOBAL GROWTH
                                           HLS FUND                  HLS FUND                HLS FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $517,534                   $(742)                $(87,148)
 Net realized gain (loss) on security
  transactions                               17,409,873                 297,168                  118,641
 Net realized gain on distributions           9,541,053                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   71,371,039                 231,281                2,930,955
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                  98,839,499                 527,707                2,962,448
                                        ---------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    4,014,659                  11,833                  250,314
 Net transfers                              (63,032,917)                648,749                 (690,897)
 Surrenders for benefit payments and
  fees                                     (112,788,790)               (545,229)              (2,478,694)
 Other transactions                           1,741,372                   5,481                   25,912
 Death benefits                              (6,329,452)                 (5,523)                 (77,075)
 Net annuity transactions                        12,154                      --                   (1,095)
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (176,382,974)                115,311               (2,971,535)
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets      (77,543,475)                643,018                   (9,087)
NET ASSETS:
 Beginning of year                          401,660,718               1,821,865               10,087,638
                                        ---------------            ------------            -------------
 End of year                               $324,117,243              $2,464,883              $10,078,551
                                        ===============            ============            =============

                                           HARTFORD                                   HARTFORD
                                          DISCIPLINED            HARTFORD              GROWTH
                                            EQUITY                GROWTH           OPPORTUNITIES
                                           HLS FUND              HLS FUND             HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,823,454)           $(314,308)         $(1,490,371)
 Net realized gain (loss) on security
  transactions                               23,871,869            2,718,930            3,767,115
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   45,386,705            3,832,584           25,758,621
                                        ---------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                  67,435,120            6,237,206           28,035,365
                                        ---------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                    1,858,664              230,244              846,542
 Net transfers                              (32,416,982)          (5,674,146)           8,279,908
 Surrenders for benefit payments and
  fees                                      (67,429,653)          (7,042,774)         (24,309,893)
 Other transactions                             714,776               83,852              288,542
 Death benefits                              (4,053,023)            (353,304)          (1,820,302)
 Net annuity transactions                         7,387               (5,698)              (5,089)
                                        ---------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (101,318,831)         (12,761,826)         (16,720,292)
                                        ---------------       --------------       --------------
 Net increase (decrease) in net assets      (33,883,711)          (6,524,620)          11,315,073
NET ASSETS:
 Beginning of year                          243,023,429           24,577,308           91,736,573
                                        ---------------       --------------       --------------
 End of year                               $209,139,718          $18,052,688         $103,051,646
                                        ===============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                            HIGH YIELD             INDEX
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $4,058,574             $(98,738)
 Net realized gain (loss) on security
  transactions                                 2,849,229            2,396,076
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,873,156)           4,372,883
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                    3,034,647            6,670,221
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       385,576              198,171
 Net transfers                               (15,815,299)          (7,193,602)
 Surrenders for benefit payments and
  fees                                       (23,532,290)          (7,049,421)
 Other transactions                              361,135               94,644
 Death benefits                               (1,071,079)            (337,585)
 Net annuity transactions                            633               (5,808)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (39,671,324)         (14,293,601)
                                          --------------       --------------
 Net increase (decrease) in net assets       (36,636,677)          (7,623,380)
NET ASSETS:
 Beginning of year                            88,284,781           27,792,640
                                          --------------       --------------
 End of year                                 $51,648,104          $20,169,260
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD             HARTFORD
                                        INTERNATIONAL        SMALL/MID CAP          HARTFORD
                                        OPPORTUNITIES            EQUITY           MIDCAP VALUE
                                           HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $888,769             $(65,762)           $(25,159)
 Net realized gain (loss) on security
  transactions                                (826,734)           2,599,034           1,257,739
 Net realized gain on distributions                 --            1,050,146                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  27,564,867            1,383,982           1,317,596
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 27,626,902            4,967,400           2,550,176
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   1,418,400              114,474             117,111
 Net transfers                              24,968,174           (5,734,613)          3,723,614
 Surrenders for benefit payments and
  fees                                     (41,515,350)          (4,678,789)         (2,634,987)
 Other transactions                            418,141               60,663              39,525
 Death benefits                             (2,042,482)            (131,493)            (39,822)
 Net annuity transactions                       (3,882)              32,584                  --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (16,756,999)         (10,337,174)          1,205,441
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets      10,869,903           (5,369,774)          3,755,617
NET ASSETS:
 Beginning of year                         151,315,132           17,801,615           6,920,442
                                        --------------       --------------       -------------
 End of year                              $162,185,035          $12,431,841         $10,676,059
                                        ==============       ==============       =============


                                                     HARTFORD                   HARTFORD                  HARTFORD
                                                  ULTRASHORT BOND            SMALL COMPANY            SMALLCAP GROWTH
                                                     HLS FUND                   HLS FUND                  HLS FUND
                                                  SUB-ACCOUNT (2)             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $(1,887,816)                $(705,751)                $(500,189)
 Net realized gain (loss) on security
  transactions                                             (1,898)                3,345,277                 5,818,820
 Net realized gain on distributions                            --                 3,553,040                 4,374,759
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                                     55                10,765,328                 4,114,496
                                                  ---------------            --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                            (1,889,659)               16,957,894                13,807,886
                                                  ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                              6,225,208                   573,200                   319,164
 Net transfers                                        106,712,488                 3,648,353                (2,916,806)
 Surrenders for benefit payments and
  fees                                               (155,503,578)              (14,081,801)              (11,313,011)
 Other transactions                                     2,089,865                   293,698                    67,617
 Death benefits                                        (3,285,418)                 (781,564)                 (379,856)
 Net annuity transactions                                  (3,898)                    5,239                    (1,488)
                                                  ---------------            --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                    (43,765,333)              (10,342,875)              (14,224,380)
                                                  ---------------            --------------            --------------
 Net increase (decrease) in net assets                (45,654,992)                6,615,019                  (416,494)
NET ASSETS:
 Beginning of year                                    136,103,610                45,314,531                37,822,393
                                                  ---------------            --------------            --------------
 End of year                                          $90,448,618               $51,929,550               $37,405,899
                                                  ===============            ==============            ==============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                            HARTFORD             U.S. GOVERNMENT
                                             STOCK                 SECURITIES
                                            HLS FUND                HLS FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $30,068               $1,213,152
 Net realized gain (loss) on security
  transactions                                 856,872               (5,199,859)
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   6,569,232               (2,459,827)
                                          ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                  7,456,172               (6,446,534)
                                          ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     227,372                1,344,535
 Net transfers                              (3,636,419)             (37,199,838)
 Surrenders for benefit payments and
  fees                                      (6,420,734)             (55,140,431)
 Other transactions                             90,766                  767,223
 Death benefits                               (230,401)              (4,923,545)
 Net annuity transactions                       (3,436)                  50,622
                                          ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (9,972,852)             (95,101,434)
                                          ------------            -------------
 Net increase (decrease) in net assets      (2,516,680)            (101,547,968)
NET ASSETS:
 Beginning of year                          28,705,195              231,525,940
                                          ------------            -------------
 End of year                               $26,188,515             $129,977,972
                                          ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD            AMERICAN FUNDS         AMERICAN FUNDS
                                           VALUE                   BOND              GLOBAL GROWTH
                                          HLS FUND               HLS FUND               HLS FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $24,901                $62,696               $(2,239)
 Net realized gain (loss) on security
  transactions                             7,934,767                 19,721                38,876
 Net realized gain on distributions               --                171,433                21,451
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                19,932,076               (446,193)               35,617
                                        ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations               27,891,744               (192,343)               93,705
                                        ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 1,153,031                  9,300                   238
 Net transfers                            (6,247,853)               822,747               (54,183)
 Surrenders for benefit payments and
  fees                                   (30,342,357)              (378,869)              (10,688)
 Other transactions                          520,621                     (1)                   --
 Death benefits                           (1,688,620)              (117,899)              (13,238)
 Net annuity transactions                     (2,244)                    --                    --
                                        ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (36,607,422)               335,278               (77,871)
                                        ------------            -----------            ----------
 Net increase (decrease) in net assets    (8,715,678)               142,935                15,834
NET ASSETS:
 Beginning of year                       107,470,519              5,582,152               377,755
                                        ------------            -----------            ----------
 End of year                             $98,754,841             $5,725,087              $393,589
                                        ============            ===========            ==========

                                           AMERICAN FUNDS
                                            GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                           CAPITALIZATION             GROWTH              GROWTH-INCOME
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(538)              $(24,981)                $3,962
 Net realized gain (loss) on security
  transactions                                    40,711                361,840                174,191
 Net realized gain on distributions               99,108                134,755                 30,453
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        93,562                632,966                478,097
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      232,843              1,104,580                686,703
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                           370                  8,425                    300
 Net transfers                                   (13,189)              (336,663)               (93,107)
 Surrenders for benefit payments and
  fees                                           (50,820)              (291,073)              (148,178)
 Other transactions                                    1                      1                     (1)
 Death benefits                                   (9,510)               (77,448)               (18,865)
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (73,148)              (696,758)              (259,851)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           159,695                407,822                426,852
NET ASSETS:
 Beginning of year                               888,914              4,206,239              2,297,589
                                             -----------            -----------            -----------
 End of year                                  $1,048,609             $4,614,061             $2,724,441
                                             ===========            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS      LORD ABBETT
                                              INTERNATIONAL      FUNDAMENTAL
                                                HLS FUND         EQUITY FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $2,933          $(411,682)
 Net realized gain (loss) on security
  transactions                                     109,421          2,748,748
 Net realized gain on distributions                 68,494          5,956,994
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         485,295          2,552,397
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                        666,143         10,846,457
                                               -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                           5,180            305,318
 Net transfers                                     (68,343)        19,757,769
 Surrenders for benefit payments and
  fees                                            (196,715)        (9,732,971)
 Other transactions                                     --            121,980
 Death benefits                                    (38,909)          (454,919)
 Net annuity transactions                               --              9,326
                                               -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (298,787)        10,006,503
                                               -----------       ------------
 Net increase (decrease) in net assets             367,356         20,852,960
NET ASSETS:
 Beginning of year                               3,425,676         29,389,122
                                               -----------       ------------
 End of year                                    $3,793,032        $50,242,082
                                               ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        LORD ABBETT
                                         CALIBRATED             LORD ABBETT        LORD ABBETT
                                          DIVIDEND                  BOND            GROWTH AND
                                        GROWTH FUND            DEBENTURE FUND      INCOME FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $38,545              $2,216,355        $(1,471,095)
 Net realized gain (loss) on security
  transactions                             1,187,522               3,268,934            653,146
 Net realized gain on distributions        1,766,817               1,535,510                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 2,023,104              (1,010,383)        47,864,418
                                        ------------            ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations                5,015,988               6,010,416         47,046,469
                                        ------------            ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                   190,554                 859,249          1,938,766
 Net transfers                            (1,263,012)            (17,726,363)       (10,160,050)
 Surrenders for benefit payments and
  fees                                    (6,355,734)            (29,896,817)       (53,811,275)
 Other transactions                           49,847                 416,708          1,091,100
 Death benefits                             (305,616)             (2,364,640)        (2,064,370)
 Net annuity transactions                      4,607                  61,017             27,277
                                        ------------            ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (7,679,354)            (48,650,846)       (62,978,552)
                                        ------------            ------------       ------------
 Net increase (decrease) in net assets    (2,663,366)            (42,640,430)       (15,932,083)
NET ASSETS:
 Beginning of year                        22,229,657             117,575,253        165,419,905
                                        ------------            ------------       ------------
 End of year                             $19,566,291             $74,934,823       $149,487,822
                                        ============            ============       ============


                                        LORD ABBETT
                                          CLASSIC               MFS(R) CORE           MFS(R) GROWTH
                                         STOCK FUND            EQUITY SERIES             SERIES
                                        SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(92,324)              $(29,699)              $(84,714)
 Net realized gain (loss) on security
  transactions                             1,924,969                271,215                481,108
 Net realized gain on distributions          966,442                     --                 37,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   271,012                675,386              1,100,050
                                        ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                3,070,099                916,902              1,534,015
                                        ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   154,271                  5,409                     --
 Net transfers                            (4,038,749)               224,646                107,318
 Surrenders for benefit payments and
  fees                                    (3,186,466)              (680,091)              (970,474)
 Other transactions                           51,118                     --                    841
 Death benefits                             (258,912)              (124,213)              (100,772)
 Net annuity transactions                     (7,144)                    --                 18,949
                                        ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions        (7,285,882)              (574,249)              (944,138)
                                        ------------            -----------            -----------
 Net increase (decrease) in net assets    (4,215,783)               342,653                589,877
NET ASSETS:
 Beginning of year                        14,009,560              3,096,394              4,936,552
                                        ------------            -----------            -----------
 End of year                              $9,793,777             $3,439,047             $5,526,429
                                        ============            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH             MFS(R) INVESTORS
                                               STOCK SERIES            TRUST SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(38,835)                $(77,504)
 Net realized gain (loss) on security
  transactions                                      337,765                  890,670
 Net realized gain on distributions                  95,272                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          351,076                1,365,212
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         745,278                2,178,378
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            5,028                   10,135
 Net transfers                                      (75,312)                  36,374
 Surrenders for benefit payments and
  fees                                             (906,682)              (1,923,758)
 Other transactions                                    (360)                      (1)
 Death benefits                                     (18,967)                (234,035)
 Net annuity transactions                            10,705                   24,255
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (985,588)              (2,087,030)
                                               ------------            -------------
 Net increase (decrease) in net assets             (240,310)                  91,348
NET ASSETS:
 Beginning of year                                3,042,071                8,300,905
                                               ------------            -------------
 End of year                                     $2,801,761               $8,392,253
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   INVESCO V.I.
                                  MFS(R) TOTAL             MFS(R) VALUE             EQUITY AND
                                 RETURN SERIES                SERIES                INCOME FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (3)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(158,901)                $(1,560)                $(57,752)
 Net realized gain (loss) on
  security transactions               3,811,698                 152,119                1,528,458
 Net realized gain on
  distributions                              --                   5,880                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     9,632,350                 432,370                4,785,815
                                 --------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                         13,285,147                 588,809                6,256,521
                                 --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              399,011                   8,000                   48,594
 Net transfers                         (634,691)               (137,525)                (105,658)
 Surrenders for benefit
  payments and fees                 (17,621,978)               (137,146)              (4,859,962)
 Other transactions                        (825)                      2                   (2,136)
 Death benefits                      (2,462,476)                (54,277)              (1,241,952)
 Net annuity transactions               252,395                      --                  204,856
                                 --------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (20,068,564)               (320,946)              (5,956,258)
                                 --------------            ------------            -------------
 Net increase (decrease) in net
  assets                             (6,783,417)                267,863                  300,263
NET ASSETS:
 Beginning of year                   87,769,480               1,869,208               29,875,777
                                 --------------            ------------            -------------
 End of year                        $80,986,063              $2,137,071              $30,176,040
                                 ==============            ============            =============

                                      UIF CORE PLUS             UIF EMERGING              UIF EMERGING
                                       FIXED INCOME             MARKETS DEBT             MARKETS EQUITY
                                        PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT (4)             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,305,278                 $155,363                 $(241,487)
 Net realized gain (loss) on
  security transactions                   (8,128,183)                 203,259                (5,925,474)
 Net realized gain on
  distributions                                   --                   91,028                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          4,401,620               (1,305,098)                4,445,478
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (1,421,285)                (855,448)               (1,721,483)
                                      --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   224,920                   18,647                   296,458
 Net transfers                            (3,892,749)                (468,355)              (11,269,567)
 Surrenders for benefit
  payments and fees                      (13,982,989)              (1,480,957)              (12,924,847)
 Other transactions                              564                     (330)                  180,425
 Death benefits                           (2,339,286)                 (80,821)                 (638,959)
 Net annuity transactions                    577,175                   75,032                    29,980
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (19,412,365)              (1,936,784)              (24,326,510)
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets                                 (20,833,650)              (2,792,232)              (26,047,993)
NET ASSETS:
 Beginning of year                        84,947,029                8,997,184                62,206,062
                                      --------------            -------------            --------------
 End of year                             $64,113,379               $6,204,952               $36,158,069
                                      ==============            =============            ==============

(3) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(4) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       UIF MID CAP
                                                  UIF GROWTH              GROWTH
                                                  PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (5)(6)(7)(8)    SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(1,152,275)            $(239,983)
 Net realized gain (loss) on security
  transactions                                      40,553,483               620,782
 Net realized gain on distributions                  9,636,461               492,893
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (13,280,402)            5,211,996
                                                --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                         35,757,267             6,085,688
                                                --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                             139,860               194,164
 Net transfers                                      (4,309,624)           (8,226,849)
 Surrenders for benefit payments and
  fees                                             (14,825,448)           (6,519,908)
 Other transactions                                     (2,162)               36,505
 Death benefits                                     (3,709,475)             (417,252)
 Net annuity transactions                              441,812               (10,182)
                                                --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (22,265,037)          (14,943,522)
                                                --------------        --------------
 Net increase (decrease) in net assets              13,492,230            (8,857,834)
NET ASSETS:
 Beginning of year                                  90,118,828            23,924,115
                                                --------------        --------------
 End of year                                      $103,611,058           $15,066,281
                                                ==============        ==============

(5)  Funded as of September 6, 2013.

(6) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(7) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              MORGAN STANLEY --
                                       INVESCO V.I.                MID CAP             MORGAN STANLEY --
                                         AMERICAN                  GROWTH                 MONEY MARKET
                                        VALUE FUND                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT (9)             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(528,070)               $(275,035)                $(986,986)
 Net realized gain (loss) on
  security transactions                    1,209,453                2,519,028                        --
 Net realized gain on
  distributions                                   --                   57,744                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         12,698,947                4,243,008                        --
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              13,380,330                6,544,745                  (986,986)
                                      --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   144,007                   53,975                    41,765
 Net transfers                            (3,532,464)                (681,652)               26,698,637
 Surrenders for benefit
  payments and fees                      (10,354,306)              (2,983,462)              (38,834,323)
 Other transactions                           37,032                      280                     1,158
 Death benefits                             (809,628)                (412,984)               (1,262,223)
 Net annuity transactions                     35,769                  (10,260)                  124,083
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (14,479,590)              (4,034,103)              (13,230,903)
                                      --------------            -------------            --------------
 Net increase (decrease) in net
  assets                                  (1,099,260)               2,510,642               (14,217,889)
NET ASSETS:
 Beginning of year                        47,707,166               20,443,800                64,282,061
                                      --------------            -------------            --------------
 End of year                             $46,607,906              $22,954,442               $50,064,172
                                      ==============            =============            ==============

                                    MORGAN STANLEY --
                                         GLOBAL                 INVESCO V.I.               UIF SMALL
                                     INFRASTRUCTURE           EQUALLY-WEIGHTED          COMPANY GROWTH
                                        PORTFOLIO               S&P 500 FUND               PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $209,569                 $(120,375)               $(158,403)
 Net realized gain (loss) on
  security transactions                   1,981,730                 2,758,869                1,006,689
 Net realized gain on
  distributions                           2,073,061                 8,468,873                  304,806
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (808,001)                7,970,787                2,870,549
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,456,359                19,078,154                4,023,641
                                      -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   52,372                   318,818                   10,308
 Net transfers                             (522,456)                 (326,521)                (410,390)
 Surrenders for benefit
  payments and fees                      (3,636,068)              (12,252,598)              (2,197,758)
 Other transactions                             196                    (1,705)                       2
 Death benefits                            (969,377)               (1,908,419)                (246,445)
 Net annuity transactions                   323,390                   134,656                       --
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (4,751,943)              (14,035,769)              (2,844,283)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets                                 (1,295,584)                5,042,385                1,179,358
NET ASSETS:
 Beginning of year                       24,087,757                63,201,975                7,216,190
                                      -------------            --------------            -------------
 End of year                            $22,792,173               $68,244,360               $8,395,548
                                      =============            ==============            =============

(9) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  OPPENHEIMER
                                           UIF GLOBAL              DISCOVERY
                                           FRANCHISE                MID CAP
                                           PORTFOLIO             GROWTH FUND/VA
                                          SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $76,684               $(116,390)
 Net realized gain (loss) on security
  transactions                               1,073,707               1,293,457
 Net realized gain on distributions          1,194,639                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (79,567)                961,832
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  2,265,463               2,138,899
                                          ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       3,744                  54,335
 Net transfers                                (367,440)             (2,798,534)
 Surrenders for benefit payments and
  fees                                      (3,194,409)             (1,802,200)
 Other transactions                                (26)                 15,870
 Death benefits                               (157,499)               (221,945)
 Net annuity transactions                       14,412                      --
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (3,701,218)             (4,752,474)
                                          ------------            ------------
 Net increase (decrease) in net assets      (1,435,755)             (2,613,575)
NET ASSETS:
 Beginning of year                          14,639,859               8,751,374
                                          ------------            ------------
 End of year                               $13,204,104              $6,137,799
                                          ============            ============

(10) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        OPPENHEIMER
                                          CAPITAL               OPPENHEIMER        OPPENHEIMER
                                        APPRECIATION               GLOBAL          MAIN STREET
                                          FUND/VA                 FUND/VA            FUND/VA
                                        SUB-ACCOUNT           SUB-ACCOUNT (11)     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(469,439)              $(549,428)         $(63,729)
 Net realized gain (loss) on security
  transactions                             7,968,738               5,037,961         1,209,501
 Net realized gain on distributions               --                      --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 7,191,504              41,131,031         2,057,610
                                        ------------            ------------       -----------
 Net increase (decrease) in net assets
  resulting from operations               14,690,803              45,619,564         3,203,382
                                        ------------            ------------       -----------
UNIT TRANSACTIONS:
 Purchases                                   639,534               2,378,861            65,991
 Net transfers                           (19,600,091)            (24,060,846)       (2,557,985)
 Surrenders for benefit payments and
  fees                                   (18,828,346)            (67,897,224)       (2,734,335)
 Other transactions                          313,614               1,244,117            35,505
 Death benefits                           (1,173,181)             (2,768,985)         (173,660)
 Net annuity transactions                     (1,961)                 29,690                --
                                        ------------            ------------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (38,650,431)            (91,074,387)       (5,364,484)
                                        ------------            ------------       -----------
 Net increase (decrease) in net assets   (23,959,628)            (45,454,823)       (2,161,102)
NET ASSETS:
 Beginning of year                        72,518,537             225,078,149        13,289,962
                                        ------------            ------------       -----------
 End of year                             $48,558,909            $179,623,326       $11,128,860
                                        ============            ============       ===========

                                             OPPENHEIMER
                                             MAIN STREET         PUTNAM VT               PUTNAM VT
                                              SMALL CAP         DIVERSIFIED             GLOBAL ASSET
                                               FUND/VA          INCOME FUND           ALLOCATION FUND
                                           SUB-ACCOUNT (12)     SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(805,568)        $1,701,864                $104,037
 Net realized gain (loss) on security
  transactions                                 15,872,428         (2,727,575)              1,217,361
 Net realized gain on distributions             1,239,620                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     15,423,328          5,313,047               1,327,102
                                             ------------       ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    31,729,808          4,287,336               2,648,500
                                             ------------       ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      1,010,281            984,415                 159,861
 Net transfers                                (27,376,505)       (29,347,767)             (3,172,555)
 Surrenders for benefit payments and
  fees                                        (27,638,124)       (21,345,860)             (5,910,712)
 Other transactions                               374,486            520,846                 140,894
 Death benefits                                (1,604,401)        (1,306,614)               (548,050)
 Net annuity transactions                           5,358             (4,996)                (20,428)
                                             ------------       ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (55,228,905)       (50,499,976)             (9,350,990)
                                             ------------       ------------            ------------
 Net increase (decrease) in net assets        (23,499,097)       (46,212,640)             (6,702,490)
NET ASSETS:
 Beginning of year                            104,568,493         93,902,667              19,223,295
                                             ------------       ------------            ------------
 End of year                                  $81,069,396        $47,690,027             $12,520,805
                                             ============       ============            ============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                           GROWTH AND         INTERNATIONAL
                                           INCOME FUND         VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $12,349            $(69,607)
 Net realized gain (loss) on security
  transactions                                 (572,270)             57,689
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,450,732           1,966,742
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   1,890,811           1,954,824
                                          -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                      123,305              40,754
 Net transfers                                  (81,712)         15,925,826
 Surrenders for benefit payments and
  fees                                       (1,832,494)         (1,741,635)
 Other transactions                               7,765              16,682
 Death benefits                                (115,382)            (32,120)
 Net annuity transactions                            --                  --
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,898,518)         14,209,507
                                          -------------       -------------
 Net increase (decrease) in net assets           (7,707)         16,164,331
NET ASSETS:
 Beginning of year                            6,312,345           1,269,112
                                          -------------       -------------
 End of year                                 $6,304,638         $17,433,443
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                 PUTNAM VT
                                        INTERNATIONAL          PUTNAM VT            MULTI-CAP
                                         EQUITY FUND         INVESTORS FUND        GROWTH FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $60,748             $129,993           $(123,346)
 Net realized gain (loss) on security
  transactions                             (15,987,462)           5,561,113             471,366
 Net realized gain on distributions                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  31,964,148            6,973,869           3,019,909
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 16,037,434           12,664,975           3,367,929
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     727,862              508,738              47,998
 Net transfers                             (22,922,667)         (17,923,781)         18,523,066
 Surrenders for benefit payments and
  fees                                     (21,429,225)         (14,081,320)         (2,289,160)
 Other transactions                            300,679              351,096              42,606
 Death benefits                             (1,154,642)            (918,060)           (147,415)
 Net annuity transactions                        5,577               11,924                  --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (44,472,416)         (32,051,403)         16,177,095
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets     (28,434,982)         (19,386,428)         19,545,024
NET ASSETS:
 Beginning of year                          85,659,021           51,866,518           2,319,259
                                        --------------       --------------       -------------
 End of year                               $57,224,039          $32,480,090         $21,864,283
                                        ==============       ==============       =============

                                          PUTNAM VT                 PUTNAM VT
                                          SMALL CAP               GEORGE PUTNAM              PUTNAM VT
                                          VALUE FUND              BALANCED FUND            VOYAGER FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(342,834)                 $60,491                 $(46,620)
 Net realized gain (loss) on security
  transactions                              (8,297,618)              (1,834,929)                 976,648
 Net realized gain on distributions          1,037,014                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  26,477,185                3,367,553                1,312,843
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 18,873,747                1,593,115                2,242,871
                                        --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     528,777                  201,014                   30,587
 Net transfers                             (23,049,684)              (2,086,458)                (199,419)
 Surrenders for benefit payments and
  fees                                     (18,087,634)              (4,466,736)              (2,030,390)
 Other transactions                            189,731                  268,391                   31,468
 Death benefits                               (701,617)                (249,819)                 (62,895)
 Net annuity transactions                        3,247                     (509)                      --
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (41,117,180)              (6,334,117)              (2,230,649)
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets     (22,243,433)              (4,741,002)                  12,222
NET ASSETS:
 Beginning of year                          66,978,312               12,247,234                6,876,843
                                        --------------            -------------            -------------
 End of year                               $44,734,879               $7,506,232               $6,889,065
                                        ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT               INVESCO V.I.
                                             EQUITY                  GROWTH AND
                                           INCOME FUND              INCOME FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT (13)
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $158,862                 $(504,521)
 Net realized gain (loss) on security
  transactions                                5,392,601                10,382,447
 Net realized gain on distributions                  --                   780,444
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      504,230                18,678,702
                                          -------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                   6,055,693                29,337,072
                                          -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      112,443                   989,239
 Net transfers                                  306,011               (20,343,418)
 Surrenders for benefit payments and
  fees                                       (6,266,059)              (28,721,070)
 Other transactions                              54,140                   201,876
 Death benefits                                (306,628)               (2,705,123)
 Net annuity transactions                       (10,147)                  188,041
                                          -------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (6,110,240)              (50,390,455)
                                          -------------            --------------
 Net increase (decrease) in net assets          (54,547)              (21,053,383)
NET ASSETS:
 Beginning of year                           22,441,649               110,456,827
                                          -------------            --------------
 End of year                                $22,387,102               $89,403,444
                                          =============            ==============

(13) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               INVESCO V.I.
                                              INVESCO V.I.             INVESCO V.I.              MID CAP
                                             COMSTOCK FUND          AMERICAN FRANCHISE         GROWTH FUND
                                            SUB-ACCOUNT (14)         SUB-ACCOUNT (15)        SUB-ACCOUNT (16)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(482,134)               $(29,798)               $(16,730)
 Net realized gain (loss) on security
  transactions                                    9,360,513                 371,984                  32,021
 Net realized gain on distributions                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       23,234,099                 165,729                 247,873
                                             --------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      32,112,478                 507,915                 263,164
                                             --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          800,338                      10                      --
 Net transfers                                  (19,081,215)                (32,295)                258,643
 Surrenders for benefit payments and
  fees                                          (30,303,401)               (713,429)               (257,373)
 Other transactions                                 177,827                      54                       3
 Death benefits                                  (1,939,314)                (38,768)                (50,434)
 Net annuity transactions                           (59,445)                     --                      --
                                             --------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (50,405,210)               (784,428)                (49,161)
                                             --------------            ------------            ------------
 Net increase (decrease) in net assets          (18,292,732)               (276,513)                214,003
NET ASSETS:
 Beginning of year                              116,297,526               1,833,524                 869,985
                                             --------------            ------------            ------------
 End of year                                    $98,004,794              $1,557,011              $1,083,988
                                             ==============            ============            ============

                                            WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT
                                            INDEX ASSET            TOTAL RETURN
                                          ALLOCATION FUND           BOND FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(705)                $(8,980)
 Net realized gain (loss) on security
  transactions                                   12,456                  10,044
 Net realized gain on distributions                  --                  69,443
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       52,548                (162,204)
                                             ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      64,299                 (91,697)
                                             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                           --                   3,802
 Net transfers                                   28,832                (353,224)
 Surrenders for benefit payments and
  fees                                          (65,410)               (127,135)
 Other transactions                                  (1)                     (2)
 Death benefits                                      --                (126,044)
 Net annuity transactions                            --                      --
                                             ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (36,579)               (602,603)
                                             ----------            ------------
 Net increase (decrease) in net assets           27,720                (694,300)
NET ASSETS:
 Beginning of year                              378,901               2,415,585
                                             ----------            ------------
 End of year                                   $406,621              $1,721,285
                                             ==========            ============

(14) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(15) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO            WELLS FARGO
                                               ADVANTAGE VT           ADVANTAGE VT
                                                INTRINSIC            INTERNATIONAL
                                                VALUE FUND            EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(5,240)                 $178
 Net realized gain (loss) on security
  transactions                                      104,061                 3,944
 Net realized gain on distributions                      --                 8,738
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          270,247                15,125
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         369,068                27,985
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            3,927                    --
 Net transfers                                      (79,579)               (1,283)
 Surrenders for benefit payments and
  fees                                             (173,593)              (30,481)
 Other transactions                                     259                    --
 Death benefits                                     (23,247)                   --
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (272,233)              (31,764)
                                               ------------            ----------
 Net increase (decrease) in net assets               96,835                (3,779)
NET ASSETS:
 Beginning of year                                1,417,506               191,813
                                               ------------            ----------
 End of year                                     $1,514,341              $188,034
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                  WELLS FARGO
                                              ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP             ADVANTAGE VT           SMALL CAP            ADVANTAGE VT
                                              GROWTH FUND           DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(31,168)              $(5,816)              $(1,066)              $(5,137)
 Net realized gain (loss) on security
  transactions                                      48,992                33,504                (2,899)                5,454
 Net realized gain on distributions                105,135                11,572                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         667,782               100,839                17,393                99,856
                                              ------------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        790,741               140,099                13,428               100,173
                                              ------------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           2,381                    --                 1,539                    --
 Net transfers                                    (302,669)              (41,747)               27,352               (17,551)
 Surrenders for benefit payments and
  fees                                            (272,778)              (19,126)              (35,337)              (51,270)
 Other transactions                                    170                     1                    --                    --
 Death benefits                                    (22,468)                   --                (7,892)                   --
 Net annuity transactions                               --                    --                    --                    --
                                              ------------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (595,364)              (60,872)              (14,338)              (68,821)
                                              ------------            ----------            ----------            ----------
 Net increase (decrease) in net assets             195,377                79,227                  (910)               31,352
NET ASSETS:
 Beginning of year                               1,859,317               350,204               114,630               384,215
                                              ------------            ----------            ----------            ----------
 End of year                                    $2,054,694              $429,431              $113,720              $415,567
                                              ============            ==========            ==========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $251,234                 $(338,627)
 Net realized gain (loss) on
  security transactions                    (685,698)              (24,859,075)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,226,450                44,950,747
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,791,986                19,753,045
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  276,782                   892,630
 Net transfers                           (1,457,068)                3,832,449
 Surrenders for benefit
  payments and fees                     (11,481,630)              (21,978,034)
 Other transactions                            (987)                   (4,083)
 Death benefits                            (984,663)               (2,367,827)
 Net annuity transactions                        --                   (14,735)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,647,566)              (19,639,600)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (5,855,580)                  113,445
NET ASSETS:
 Beginning of year                       71,764,615               163,784,891
                                     --------------            --------------
 End of year                            $65,909,035              $163,898,336
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(379,038)                   $99,811                  $(19,875)
 Net realized gain (loss) on
  security transactions                   (408,284)                (8,786,087)               (1,149,757)
 Net realized gain on
  distributions                            916,936                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,427,960                 20,192,166                 2,649,795
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,557,574                 11,505,890                 1,480,163
                                     -------------             --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                 118,135                    416,232                    90,518
 Net transfers                          (1,644,217)                (7,985,466)                 (696,039)
 Surrenders for benefit
  payments and fees                     (4,040,024)               (12,410,601)               (1,701,736)
 Other transactions                          1,526                       (649)                     (789)
 Death benefits                           (250,051)                (1,364,280)                 (127,098)
 Net annuity transactions                   (2,274)                   (12,000)                       --
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,816,905)               (21,356,764)               (2,435,144)
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets                            (1,259,331)                (9,850,874)                 (954,981)
NET ASSETS:
 Beginning of year                      29,667,108                 92,172,540                11,943,636
                                     -------------             --------------             -------------
 End of year                           $28,407,777                $82,321,666               $10,988,655
                                     =============             ==============             =============

                                    INVESCO V.I.        INVESCO V.I.             INVESCO V.I.
                                     GOVERNMENT             HIGH                INTERNATIONAL
                                   SECURITIES FUND       YIELD FUND              GROWTH FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $115,011            $536,224                  $3,081
 Net realized gain (loss) on
  security transactions                   582,890             172,349                  20,314
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (665,166)          1,593,872                 112,133
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               32,735           2,302,445                 135,528
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 50,733             334,510                   9,545
 Net transfers                          1,852,942           1,013,983                  25,508
 Surrenders for benefit
  payments and fees                    (6,637,216)         (4,008,174)                (44,790)
 Other transactions                           281                 725                       1
 Death benefits                          (475,231)           (679,481)                 (9,100)
 Net annuity transactions                      --             107,210                      --
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,208,491)         (3,231,227)                (18,836)
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                           (5,175,756)           (928,782)                116,692
NET ASSETS:
 Beginning of year                     21,523,290          16,748,984                 948,572
                                    -------------       -------------            ------------
 End of year                          $16,347,534         $15,820,202              $1,065,264
                                    =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.            AMERICAN FUNDS
                                      DIVERSIFIED                 GLOBAL
                                     DIVIDEND FUND              GROWTH FUND
                                    SUB-ACCOUNT (1)             SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $274,104                $(411,650)
 Net realized gain (loss) on
  security transactions                     263,909                3,377,508
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,539,420                4,100,794
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,077,433                7,066,652
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  407,398                  115,715
 Net transfers                             (607,564)              (1,895,661)
 Surrenders for benefit
  payments and fees                      (9,018,833)              (5,079,466)
 Other transactions                           3,460                     (109)
 Death benefits                          (2,921,240)                (831,128)
 Net annuity transactions                   255,751                   31,967
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,881,028)              (7,658,682)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (1,803,595)                (592,030)
NET ASSETS:
 Beginning of year                       63,991,765               38,050,062
                                     --------------            -------------
 End of year                            $62,188,170              $37,458,032
                                     ==============            =============

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,343,821)                $(707,342)                $(398,328)
 Net realized gain (loss) on
  security transactions                 10,011,296                 5,317,557                 2,627,825
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           21,259,875                20,524,308                 7,611,663
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,927,350                25,134,523                 9,841,160
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 431,903                   441,999                   232,683
 Net transfers                         (11,421,499)               (8,585,155)               (4,289,431)
 Surrenders for benefit
  payments and fees                    (30,972,167)              (27,792,052)              (12,415,467)
 Other transactions                         (1,741)                   (2,554)                   (2,549)
 Death benefits                         (3,862,005)               (3,971,801)               (1,276,988)
 Net annuity transactions                  254,745                   136,090                   134,954
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (45,570,764)              (39,773,473)              (17,616,798)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (16,643,414)              (14,638,950)               (7,775,638)
NET ASSETS:
 Beginning of year                     199,614,005               179,282,344                71,526,671
                                    --------------            --------------            --------------
 End of year                          $182,970,591              $164,643,394               $63,751,033
                                    ==============            ==============            ==============

                                                             WELLS FARGO
                                   AMERICAN FUNDS            ADVANTAGE VT       FIDELITY(R) VIP
                                    GLOBAL SMALL                OMEGA            EQUITY-INCOME
                                 CAPITALIZATION FUND         GROWTH FUND           PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(124,462)               $(42,260)          $1,109,680
 Net realized gain (loss) on
  security transactions                 1,387,314                 171,718           (6,662,869)
 Net realized gain on
  distributions                                --                 181,285            5,972,179
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,738,741                 147,102           13,127,688
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,001,593                 457,845           13,546,678
                                    -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 53,782                      60              406,251
 Net transfers                         (1,029,133)                (33,177)          (5,499,221)
 Surrenders for benefit
  payments and fees                    (3,002,732)               (394,414)         (13,842,892)
 Other transactions                         1,164                      54                 (972)
 Death benefits                          (291,680)                 (4,220)          (1,104,300)
 Net annuity transactions                  10,928                      --               (9,766)
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,257,671)               (431,697)         (20,050,900)
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets                           (1,256,078)                 26,148           (6,504,222)
NET ASSETS:
 Beginning of year                     20,479,653               2,535,732           96,421,077
                                    -------------            ------------       --------------
 End of year                          $19,223,575              $2,561,880          $89,916,855
                                    =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP       FIDELITY(R) VIP
                                    GROWTH              CONTRAFUND
                                   PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(502,626)          $(1,770,843)
 Net realized gain (loss) on
  security transactions              1,579,238           (22,136,297)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        3,337,830            81,065,148
                                 -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         4,414,442            57,158,008
                                 -------------        --------------
UNIT TRANSACTIONS:
 Purchases                             171,277             1,865,722
 Net transfers                       6,191,688           (20,343,452)
 Surrenders for benefit
  payments and fees                 (5,191,072)          (54,086,106)
 Other transactions                         38                16,323
 Death benefits                       (615,971)           (5,736,983)
 Net annuity transactions               (4,036)              (15,783)
                                 -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    551,924           (78,300,279)
                                 -------------        --------------
 Net increase (decrease) in
  net assets                         4,966,366           (21,142,271)
NET ASSETS:
 Beginning of year                  35,588,924           415,815,519
                                 -------------        --------------
 End of year                       $40,555,290          $394,673,248
                                 =============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 FIDELITY(R) VIP
                               FIDELITY(R) VIP           FIDELITY(R) VIP         DYNAMIC CAPITAL
                                   MID CAP              VALUE STRATEGIES           APPRECIATION
                                  PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,313,709)                $(145,734)               $(33,397)
 Net realized gain (loss) on
  security transactions            (1,294,296)                 (578,618)                181,079
 Net realized gain on
  distributions                     8,418,362                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       7,874,321                 3,283,552                 396,066
                               --------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,684,678                 2,559,200                 543,748
                               --------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            653,339                   127,295                  59,318
 Net transfers                     (6,704,460)                1,675,083               2,559,786
 Surrenders for benefit
  payments and fees               (13,976,851)               (1,856,333)               (609,890)
 Other transactions                     6,933                       627                     257
 Death benefits                    (1,223,943)                 (204,537)                 (5,779)
 Net annuity transactions              (8,303)                       --                      --
                               --------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,253,285)                 (257,865)              2,003,692
                               --------------             -------------            ------------
 Net increase (decrease) in
  net assets                       (7,568,607)                2,301,335               2,547,440
NET ASSETS:
 Beginning of year                112,915,561                10,442,095               2,330,637
                               --------------             -------------            ------------
 End of year                     $105,346,954               $12,743,430              $4,878,077
                               ==============             =============            ============

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $195,232                $(464,323)              $(2,280)
 Net realized gain (loss) on
  security transactions                   64,709                1,335,553                28,777
 Net realized gain on
  distributions                               --                1,727,208                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            151,956                 (454,133)               84,030
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             411,897                2,144,305               110,527
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   330                   73,626                 4,619
 Net transfers                           102,191               (1,483,060)               10,813
 Surrenders for benefit
  payments and fees                     (132,103)              (3,995,543)              (22,016)
 Other transactions                        1,979                     (666)                   --
 Death benefits                             (604)                (429,602)               (8,617)
 Net annuity transactions                 (1,938)                  16,952                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (30,145)              (5,818,293)              (15,201)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             381,752               (3,673,988)               95,326
NET ASSETS:
 Beginning of year                     3,662,744               25,026,693               660,492
                                    ------------            -------------            ----------
 End of year                          $4,044,496              $21,352,705              $755,818
                                    ============            =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,311,254                   $54,009
 Net realized gain (loss) on
  security transactions                   2,375,632                 2,154,599
 Net realized gain on
  distributions                              97,429                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,137,692                 5,172,362
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,922,007                 7,380,970
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  332,581                   212,270
 Net transfers                            2,310,709                (3,139,184)
 Surrenders for benefit
  payments and fees                     (16,359,466)               (9,614,135)
 Other transactions                            (651)                      393
 Death benefits                          (2,517,120)               (1,691,427)
 Net annuity transactions                    55,055                     5,638
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,178,892)              (14,226,445)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (7,256,885)               (6,845,475)
NET ASSETS:
 Beginning of year                       88,660,688                66,483,632
                                     --------------            --------------
 End of year                            $81,403,803               $59,638,157
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                MUTUAL
                                       MARKETS                  GROWTH             GLOBAL DISCOVERY
                                   SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,584)                 $28,793                $6,967
 Net realized gain (loss) on
  security transactions                   906,068                 (126,716)                4,060
 Net realized gain on
  distributions                                --                       --                21,981
 Net unrealized appreciation
  (depreciation) of
  investments during the year             867,049                3,541,454                12,720
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,723,533                3,443,531                45,728
                                    -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 19,373                   25,634                   180
 Net transfers                           (482,790)                (871,973)               20,488
 Surrenders for benefit
  payments and fees                    (2,334,101)              (3,606,657)              (17,289)
 Other transactions                        (1,185)                     813                    --
 Death benefits                          (111,991)                (528,066)                 (148)
 Net annuity transactions                  16,923                   34,687                    --
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,893,771)              (4,945,562)                3,231
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets                           (1,170,238)              (1,502,031)               48,959
NET ASSETS:
 Beginning of year                     16,805,497               20,669,682               379,213
                                    -------------            -------------            ----------
 End of year                          $15,635,259              $19,167,651              $428,172
                                    =============            =============            ==========

                                                                                   HARTFORD
                                     TEMPLETON                HARTFORD               TOTAL
                                    GLOBAL BOND               BALANCED            RETURN BOND
                                  SECURITIES FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (2)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $83,341                 $652,153           $15,909,745
 Net realized gain (loss) on
  security transactions                   19,388                 (905,478)            5,480,496
 Net realized gain on
  distributions                            2,599                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            104,068                4,897,866            14,723,599
                                    ------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             209,396                4,644,541            36,113,840
                                    ------------            -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 1,542                  267,045             2,537,838
 Net transfers                            53,862                2,920,473            43,274,201
 Surrenders for benefit
  payments and fees                      (93,827)              (6,342,030)         (103,883,734)
 Other transactions                           (1)                   9,470                26,574
 Death benefits                             (591)              (1,053,628)           (9,187,071)
 Net annuity transactions                     --                   (3,012)             (117,489)
                                    ------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (39,015)              (4,201,682)          (67,349,681)
                                    ------------            -------------       ---------------
 Net increase (decrease) in
  net assets                             170,381                  442,859           (31,235,841)
NET ASSETS:
 Beginning of year                     1,505,343               46,438,966           634,968,710
                                    ------------            -------------       ---------------
 End of year                          $1,675,724              $46,881,825          $603,732,869
                                    ============            =============       ===============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                   CAPITAL              DIVIDEND
                                 APPRECIATION          AND GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(100,150)          $3,016,933
 Net realized gain (loss) on
  security transactions              7,983,102           (6,116,091)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        5,700,744           51,032,490
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        13,583,696           47,933,332
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,134,905            1,923,517
 Net transfers                      (3,942,689)         (16,565,888)
 Surrenders for benefit
  payments and fees                (13,006,343)         (51,763,685)
 Other transactions                      7,941               12,110
 Death benefits                     (1,210,328)          (5,907,527)
 Net annuity transactions               (7,120)             (20,915)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (17,023,634)         (72,322,388)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        (3,439,938)         (24,389,056)
NET ASSETS:
 Beginning of year                  87,279,646          426,049,774
                                --------------       --------------
 End of year                       $83,839,708         $401,660,718
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,466)               $(102,302)           $(399,149)
 Net realized gain (loss) on
  security transactions                  102,141                 (869,110)           2,311,722
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            127,710                2,962,288           37,556,099
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             222,385                1,990,876           39,468,672
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 4,418                   46,580            1,189,030
 Net transfers                           675,328                 (148,276)         (25,506,435)
 Surrenders for benefit
  payments and fees                     (314,806)              (1,517,314)         (34,441,163)
 Other transactions                          227                    1,785                 (464)
 Death benefits                          (21,107)                 (58,961)          (3,614,509)
 Net annuity transactions                     --                     (968)             (44,288)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      344,060               (1,677,154)         (62,417,829)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                             566,445                  313,722          (22,949,157)
NET ASSETS:
 Beginning of year                     1,255,420                9,773,916          265,972,586
                                    ------------            -------------       --------------
 End of year                          $1,821,865              $10,087,638         $243,023,429
                                    ============            =============       ==============

                                                       HARTFORD
                                  HARTFORD              GROWTH              HARTFORD
                                   GROWTH           OPPORTUNITIES          HIGH YIELD
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(495,772)         $(1,469,885)          $6,146,256
 Net realized gain (loss) on
  security transactions               280,316           (3,369,198)           1,550,595
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,837,205           25,859,679            2,532,174
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,621,749           21,020,596           10,229,025
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            151,179              542,660              411,707
 Net transfers                     (6,621,702)          (6,330,612)           8,044,068
 Surrenders for benefit
  payments and fees                (3,715,684)         (11,469,572)         (14,699,470)
 Other transactions                       622                 (509)               2,345
 Death benefits                      (140,682)          (1,387,986)            (992,935)
 Net annuity transactions              (5,271)              (1,570)              (3,272)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (10,331,538)         (18,647,589)          (7,237,557)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (5,709,789)           2,373,007            2,991,468
NET ASSETS:
 Beginning of year                 30,287,097           89,363,566           85,293,313
                               --------------       --------------       --------------
 End of year                      $24,577,308          $91,736,573          $88,284,781
                               ==============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD          INTERNATIONAL
                                    INDEX           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $224,644             $549,591
 Net realized gain (loss) on
  security transactions              (269,792)          (8,113,086)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,328,729           34,290,248
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,283,581           26,726,753
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            115,248              846,224
 Net transfers                     12,593,679          (13,915,674)
 Surrenders for benefit
  payments and fees                (3,246,459)         (19,628,438)
 Other transactions                    (2,419)               6,417
 Death benefits                      (687,255)          (2,122,628)
 Net annuity transactions              (5,226)             (11,622)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,767,568          (34,825,721)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       11,051,149           (8,098,968)
NET ASSETS:
 Beginning of year                 16,741,491          159,414,100
                                -------------       --------------
 End of year                      $27,792,640         $151,315,132
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP              HARTFORD             HARTFORD
                                       EQUITY                MIDCAP VALUE         MONEY MARKET
                                      HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(131,204)                $(24,452)         $(2,250,661)
 Net realized gain (loss) on
  security transactions                   802,404                  557,301                    1
 Net realized gain on
  distributions                         1,420,291                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (487,290)                 843,396                   --
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,604,201                1,376,245           (2,250,660)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 38,076                   36,389            1,272,399
 Net transfers                          7,233,068                  486,723           48,497,381
 Surrenders for benefit
  payments and fees                    (1,930,853)              (1,011,774)         (78,163,971)
 Other transactions                            43                      (29)               2,883
 Death benefits                          (222,385)                 (60,256)          (3,433,909)
 Net annuity transactions                      --                       --               (4,064)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,117,949                 (548,947)         (31,829,281)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                            6,722,150                  827,298          (34,079,941)
NET ASSETS:
 Beginning of year                     11,079,465                6,093,144          170,183,551
                                    -------------            -------------       --------------
 End of year                          $17,801,615               $6,920,442         $136,103,610
                                    =============            =============       ==============


                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(776,481)               $(641,358)           $126,129
 Net realized gain (loss) on
  security transactions                  (386,051)               1,437,324            (683,383)
 Net realized gain on
  distributions                             2,911                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,028,434                4,760,365           4,222,680
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,868,813                5,556,331           3,665,426
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                202,676                  159,126              73,836
 Net transfers                         (6,427,510)                (218,647)           (655,270)
 Surrenders for benefit
  payments and fees                    (6,826,011)              (5,479,629)         (3,221,166)
 Other transactions                        (3,268)                     864                  78
 Death benefits                          (742,644)                (618,099)         (1,264,430)
 Net annuity transactions                  (5,020)                  (1,523)             (3,095)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (13,801,777)              (6,157,908)         (5,070,047)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                           (6,932,964)                (601,577)         (1,404,621)
NET ASSETS:
 Beginning of year                     52,247,495               38,423,970          30,109,816
                                    -------------            -------------       -------------
 End of year                          $45,314,531              $37,822,393         $28,705,195
                                    =============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT          HARTFORD
                                       SECURITIES             VALUE
                                        HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,933,079             $683,269
 Net realized gain (loss) on
  security transactions                  (1,000,000)            (352,844)
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,089,466           16,911,990
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,022,545           17,242,415
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  910,633              513,702
 Net transfers                           29,306,538          (13,727,774)
 Surrenders for benefit
  payments and fees                     (37,647,956)         (17,090,024)
 Other transactions                           5,975               (4,117)
 Death benefits                          (3,641,603)          (1,525,820)
 Net annuity transactions                   (49,655)              (8,283)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,116,068)         (31,842,316)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                             (6,093,523)         (14,599,901)
NET ASSETS:
 Beginning of year                      237,619,463          122,070,420
                                     --------------       --------------
 End of year                           $231,525,940         $107,470,519
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                        BOND              GLOBAL GROWTH         CAPITALIZATION
                                      HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $85,434                  $(76)                  $713
 Net realized gain (loss) on
  security transactions                   75,929                 5,004                 42,008
 Net realized gain on
  distributions                          117,544                 3,613                 84,751
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,557)               56,383                 19,802
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             210,350                64,924                147,274
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                29,869                   150                    180
 Net transfers                           393,272                 6,095               (165,883)
 Surrenders for benefit
  payments and fees                     (283,002)               (6,610)               (50,121)
 Other transactions                           28                    (9)                   (30)
 Death benefits                          (25,679)                 (146)                    --
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      114,488                  (520)              (215,854)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                             324,838                64,404                (68,580)
NET ASSETS:
 Beginning of year                     5,257,314               313,351                957,494
                                    ------------            ----------            -----------
 End of year                          $5,582,152              $377,755               $888,914
                                    ============            ==========            ===========


                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(30,691)                 $2,828                 $16,468
 Net realized gain (loss) on
  security transactions                  235,190                 140,117                  42,014
 Net realized gain on
  distributions                           12,094                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            426,034                 196,854                 451,753
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             642,627                 339,799                 510,235
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                17,116                      --                  12,009
 Net transfers                          (330,310)               (264,294)               (138,075)
 Surrenders for benefit
  payments and fees                     (234,827)               (118,187)               (139,533)
 Other transactions                         (122)                  1,420                    (101)
 Death benefits                          (15,911)                     --                 (11,390)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (564,054)               (381,061)               (277,090)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              78,573                 (41,262)                233,145
NET ASSETS:
 Beginning of year                     4,127,666               2,338,851               3,192,531
                                    ------------            ------------            ------------
 End of year                          $4,206,239              $2,297,589              $3,425,676
                                    ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          LORD ABBETT
                                 LORD ABBETT              CALIBRATED
                                 FUNDAMENTAL               DIVIDEND
                                 EQUITY FUND              GROWTH FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (3)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(271,486)                $378,614
 Net realized gain (loss) on
  security transactions               836,179                 (206,608)
 Net realized gain on
  distributions                       462,486                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,730,558                2,379,532
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,757,737                2,551,538
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            140,431                  160,202
 Net transfers                     (1,041,911)                (564,372)
 Surrenders for benefit
  payments and fees                (4,454,221)              (3,663,033)
 Other transactions                        (9)                     (61)
 Death benefits                      (353,635)                (427,814)
 Net annuity transactions              (7,207)                  (7,458)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,716,552)              (4,502,536)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (2,958,815)              (1,950,998)
NET ASSETS:
 Beginning of year                 32,347,937               24,180,655
                                -------------            -------------
 End of year                      $29,389,122              $22,229,657
                                =============            =============

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT          LORD ABBETT          LORD ABBETT
                                         BOND              GROWTH AND            CLASSIC
                                    DEBENTURE FUND        INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,811,916            $(819,294)           $(76,643)
 Net realized gain (loss) on
  security transactions                  1,040,377           (7,416,202)            453,117
 Net realized gain on
  distributions                          1,446,023                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,314,220           26,103,609           1,643,324
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,612,536           17,868,113           2,019,798
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 701,821              854,608              46,277
 Net transfers                          16,585,011           (7,643,486)         (1,244,054)
 Surrenders for benefit
  payments and fees                    (18,456,159)         (22,127,058)         (2,282,679)
 Other transactions                           (376)              (1,877)             (2,663)
 Death benefits                         (1,720,495)          (2,482,571)           (268,833)
 Net annuity transactions                   (2,945)              (9,941)             (6,270)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,893,143)         (31,410,325)         (3,758,222)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                             8,719,393          (13,542,212)         (1,738,424)
NET ASSETS:
 Beginning of year                     108,855,860          178,962,117          15,747,984
                                    --------------       --------------       -------------
 End of year                          $117,575,253         $165,419,905         $14,009,560
                                    ==============       ==============       =============

                                                                              MFS(R) INVESTORS
                                MFS(R) CORE            MFS(R) GROWTH               GROWTH
                               EQUITY SERIES               SERIES               STOCK SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(45,461)               $(95,510)               $(49,844)
 Net realized gain (loss) on
  security transactions              233,740                 346,990                 213,085
 Net realized gain on
  distributions                           --                      --                 159,461
 Net unrealized appreciation
  (depreciation) of
  investments during the year        330,446                 465,738                 155,130
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         518,725                 717,218                 477,832
                               -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            26,520                  35,846                   5,028
 Net transfers                       (86,743)                286,510                 (80,542)
 Surrenders for benefit
  payments and fees               (1,426,511)               (955,900)               (590,679)
 Other transactions                   (1,237)                    160                      17
 Death benefits                      (72,206)                (86,070)               (170,111)
 Net annuity transactions             (5,932)                 12,127                      --
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,566,109)               (707,327)               (836,287)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets                      (1,047,384)                  9,891                (358,455)
NET ASSETS:
 Beginning of year                 4,143,778               4,926,661               3,400,526
                               -------------            ------------            ------------
 End of year                      $3,096,394              $4,936,552              $3,042,071
                               =============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   MFS(R) INVESTORS       MFS(R) TOTAL
                                     TRUST SERIES        RETURN SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(100,624)            $755,689
 Net realized gain (loss) on
  security transactions                    636,834              933,736
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              934,343            6,845,149
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,470,553            8,534,574
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   7,620              249,042
 Net transfers                            (551,829)          (2,684,461)
 Surrenders for benefit
  payments and fees                     (1,952,914)         (15,927,295)
 Other transactions                           (224)              (1,498)
 Death benefits                           (262,552)          (2,432,088)
 Net annuity transactions                   (2,127)              56,309
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,762,026)         (20,739,991)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                            (1,291,473)         (12,205,417)
NET ASSETS:
 Beginning of year                       9,592,378           99,974,897
                                     -------------       --------------
 End of year                            $8,300,905          $87,769,480
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               INVESCO
                                                           VAN KAMPEN V.I.      UIF CORE PLUS
                                    MFS(R) VALUE             EQUITY AND          FIXED INCOME
                                       SERIES                INCOME FUND          PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7,799                  $11,527           $1,916,793
 Net realized gain (loss) on
  security transactions                   67,582                  864,837           (1,333,647)
 Net realized gain on
  distributions                           14,244                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            164,662                2,546,567            4,568,077
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             254,287                3,422,931            5,151,223
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                16,936                  184,382              857,079
 Net transfers                           (96,323)              (1,292,738)           3,807,563
 Surrenders for benefit
  payments and fees                      (80,029)              (6,050,198)         (15,925,595)
 Other transactions                           (1)                     726                  496
 Death benefits                          (15,921)              (1,491,968)          (2,408,074)
 Net annuity transactions                     --                   15,887               79,369
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (175,338)              (8,633,909)         (13,589,162)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              78,949               (5,210,978)          (8,437,939)
NET ASSETS:
 Beginning of year                     1,790,259               35,086,755           74,587,511
                                    ------------            -------------       --------------
 End of year                          $1,869,208              $29,875,777          $66,149,572
                                    ============            =============       ==============


                                    UIF EMERGING              UIF EMERGING         UIF MID CAP
                                    MARKETS DEBT             MARKETS EQUITY           GROWTH
                                      PORTFOLIO                PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $92,199               $(1,069,856)           $(547,060)
 Net realized gain (loss) on
  security transactions                   338,706                (4,189,256)          (2,471,533)
 Net realized gain on
  distributions                                --                        --            4,471,683
 Net unrealized appreciation
  (depreciation) of
  investments during the year             930,892                15,919,343              800,762
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,361,797                10,660,231            2,253,852
                                    -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                171,785                   322,348               91,941
 Net transfers                            343,671                (4,491,376)         (11,773,300)
 Surrenders for benefit
  payments and fees                    (1,788,180)               (8,967,109)          (5,459,915)
 Other transactions                           218                     4,771                8,426
 Death benefits                          (225,369)                 (902,543)            (532,108)
 Net annuity transactions                   7,822                    (8,220)              (8,276)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,490,053)              (14,042,129)         (17,673,232)
                                    -------------            --------------       --------------
 Net increase (decrease) in
  net assets                             (128,256)               (3,381,898)         (15,419,380)
NET ASSETS:
 Beginning of year                      9,125,440                65,587,960           39,343,495
                                    -------------            --------------       --------------
 End of year                           $8,997,184               $62,206,062          $23,924,115
                                    =============            ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY --
                                       AMERICAN                FOCUS GROWTH
                                      VALUE FUND                PORTFOLIO
                                    SUB-ACCOUNT (4)            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(491,869)                $(966,257)
 Net realized gain (loss) on
  security transactions                 (1,498,241)                4,448,532
 Net realized gain on
  distributions                                 --                 2,108,988
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,034,336                 2,105,734
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,044,226                 7,696,997
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 208,329                   353,664
 Net transfers                             (91,696)               (2,037,208)
 Surrenders for benefit
  payments and fees                     (6,881,936)               (7,063,931)
 Other transactions                              8                     4,217
 Death benefits                           (858,809)               (2,638,754)
 Net annuity transactions                  149,337                   173,946
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,474,767)              (11,208,066)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                              (430,541)               (3,511,069)
NET ASSETS:
 Beginning of year                      48,137,707                63,450,167
                                     -------------            --------------
 End of year                           $47,707,166               $59,939,098
                                     =============            ==============

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                      MULTI CAP                 MID CAP             MORGAN STANLEY --
                                       GROWTH                   GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(205,344)               $(357,749)                $904,269
 Net realized gain (loss) on
  security transactions                   657,550                2,792,612               (1,934,818)
 Net realized gain on
  distributions                           854,387                1,722,143                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (182,748)              (2,582,148)               3,108,368
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,123,845                1,574,858                2,077,819
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 26,892                   89,379                  257,713
 Net transfers                           (246,204)              (1,476,348)                 989,384
 Surrenders for benefit
  payments and fees                    (1,246,831)              (3,050,050)              (3,857,747)
 Other transactions                           524                    1,082                    2,153
 Death benefits                          (363,749)                (550,574)              (1,150,018)
 Net annuity transactions                  23,488                  153,361                  (98,524)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,805,880)              (4,833,150)              (3,857,039)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (682,035)              (3,258,292)              (1,779,220)
NET ASSETS:
 Beginning of year                     12,374,503               23,702,092               20,576,677
                                    -------------            -------------            -------------
 End of year                          $11,692,468              $20,443,800              $18,797,457
                                    =============            =============            =============

                                                                                     MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(361,584)              $(1,205,350)                $156,638
 Net realized gain (loss) on
  security transactions                 2,611,680                        --                2,222,495
 Net realized gain on
  distributions                           927,860                        --                2,282,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (650,064)                       --                 (966,473)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,527,892                (1,205,350)               3,695,530
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                110,036                   761,568                  166,588
 Net transfers                           (581,392)               25,379,679                 (421,907)
 Surrenders for benefit
  payments and fees                    (3,522,228)              (33,820,613)              (3,650,974)
 Other transactions                          (834)                      445                      747
 Death benefits                          (622,610)               (3,139,442)              (1,108,939)
 Net annuity transactions                 (22,932)                   (8,814)                  28,757
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,639,960)              (10,827,177)              (4,985,728)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (2,112,068)              (12,032,527)              (1,290,198)
NET ASSETS:
 Beginning of year                     20,599,330                76,314,588               25,377,955
                                    -------------            --------------            -------------
 End of year                          $18,487,262               $64,282,061              $24,087,757
                                    =============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.               UIF SMALL
                                    EQUALLY-WEIGHTED          COMPANY GROWTH
                                      S&P 500 FUND               PORTFOLIO
                                    SUB-ACCOUNT (5)             SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(106,638)               $(168,547)
 Net realized gain (loss) on
  security transactions                   1,075,977                  134,931
 Net realized gain on
  distributions                           8,843,073                  159,840
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (250,875)                 860,204
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,561,537                  986,428
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  295,645                   25,348
 Net transfers                           (2,525,470)                (610,977)
 Surrenders for benefit
  payments and fees                     (11,486,047)              (1,852,584)
 Other transactions                           1,850                     (717)
 Death benefits                          (1,986,375)                (161,962)
 Net annuity transactions                   105,686                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (15,594,711)              (2,600,892)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,033,174)              (1,614,464)
NET ASSETS:
 Beginning of year                       69,235,149                8,830,654
                                     --------------            -------------
 End of year                            $63,201,975               $7,216,190
                                     ==============            =============

(5) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             OPPENHEIMER
                                UIF GLOBAL               OPPENHEIMER           CAPITAL
                                 FRANCHISE            SMALL- & MID-CAP       APPRECIATION
                                 PORTFOLIO             GROWTH FUND/VA          FUND/VA
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $25,563                $(149,214)           $(906,474)
 Net realized gain (loss) on
  security transactions            1,404,080                  244,841            1,645,855
 Net realized gain on
  distributions                      547,783                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        237,664                1,157,292            8,691,798
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,215,090                1,252,919            9,431,179
                               -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            13,059                   41,075              423,590
 Net transfers                    (1,784,593)                (388,849)          (5,913,882)
 Surrenders for benefit
  payments and fees               (3,451,365)              (1,034,272)         (11,116,469)
 Other transactions                   (1,298)                     (49)                (311)
 Death benefits                     (277,040)                (367,528)          (1,169,717)
 Net annuity transactions                 --                       --              (12,679)
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,501,237)              (1,749,623)         (17,789,468)
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      (3,286,147)                (496,704)          (8,358,289)
NET ASSETS:
 Beginning of year                17,926,006                9,248,078           80,876,826
                               -------------            -------------       --------------
 End of year                     $14,639,859               $8,751,374          $72,518,537
                               =============            =============       ==============

                                                                                   OPPENHEIMER
                                     OPPENHEIMER          OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES       MAIN STREET            SMALL- & MID-CAP
                                       FUND/VA              FUND/VA                  FUND/VA
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,044,277           $(105,272)              $(1,428,051)
 Net realized gain (loss) on
  security transactions                 (7,526,517)            178,006                 2,084,667
 Net realized gain on
  distributions                                 --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           46,276,452           1,720,478                16,391,745
                                    --------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            39,794,212           1,793,212                17,048,361
                                    --------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 989,713              90,598                   656,762
 Net transfers                         (13,035,115)            822,091               (15,978,992)
 Surrenders for benefit
  payments and fees                    (27,936,848)         (1,585,540)              (15,710,856)
 Other transactions                         (7,807)                (61)                   (2,863)
 Death benefits                         (3,243,916)           (118,173)               (1,341,506)
 Net annuity transactions                  (11,713)                 --                   (16,637)
                                    --------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,245,686)           (791,085)              (32,394,092)
                                    --------------       -------------            --------------
 Net increase (decrease) in
  net assets                            (3,451,474)          1,002,127               (15,345,731)
NET ASSETS:
 Beginning of year                     228,529,623          12,287,835               119,914,224
                                    --------------       -------------            --------------
 End of year                          $225,078,149         $13,289,962              $104,568,493
                                    ==============       =============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  PUTNAM VT                 PUTNAM VT
                                 DIVERSIFIED              GLOBAL ASSET
                                 INCOME FUND             ALLOCATION FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,855,871                $(148,133)
 Net realized gain (loss) on
  security transactions             (2,774,953)                 (26,034)
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        7,567,463                2,337,642
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,648,381                2,163,475
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             398,609                  125,618
 Net transfers                      17,883,238                2,371,500
 Surrenders for benefit
  payments and fees                (15,532,385)              (3,290,362)
 Other transactions                      2,993                       43
 Death benefits                     (1,085,410)                (108,259)
 Net annuity transactions               (1,324)                 (18,467)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  1,665,721                 (919,927)
                                --------------            -------------
 Net increase (decrease) in
  net assets                        10,314,102                1,243,548
NET ASSETS:
 Beginning of year                  83,588,565               17,979,747
                                --------------            -------------
 End of year                       $93,902,667              $19,223,295
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT           PUTNAM VT
                                     GROWTH AND            INTERNATIONAL       INTERNATIONAL
                                    INCOME FUND              VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,452                 $13,600             $644,116
 Net realized gain (loss) on
  security transactions                 (877,960)               (180,341)         (15,299,923)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,899,301                 378,921           31,065,278
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,035,793                 212,180           16,409,471
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                32,675                   7,365              444,933
 Net transfers                            83,549                 157,124           (5,274,766)
 Surrenders for benefit
  payments and fees                     (937,509)               (156,579)         (12,152,462)
 Other transactions                            4                       2               (2,563)
 Death benefits                         (101,155)                 (4,326)          (1,059,304)
 Net annuity transactions                     --                      --              (10,214)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (922,436)                  3,586          (18,054,376)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             113,357                 215,766           (1,644,905)
NET ASSETS:
 Beginning of year                     6,198,988               1,053,346           87,303,926
                                    ------------            ------------       --------------
 End of year                          $6,312,345              $1,269,112          $85,659,021
                                    ============            ============       ==============

                                                          PUTNAM VT           PUTNAM VT
                                 PUTNAM VT                MULTI-CAP           SMALL CAP
                               INVESTORS FUND            GROWTH FUND          VALUE FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(70,197)               $(33,059)           $(711,874)
 Net realized gain (loss) on
  security transactions              (560,555)                147,084          (10,942,959)
 Net realized gain on
  distributions                            --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,888,970                 224,872           20,944,998
                               --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,258,218                 338,897            9,290,165
                               --------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,792                  13,390              285,248
 Net transfers                     (7,679,933)                 50,894            1,194,558
 Surrenders for benefit
  payments and fees                (8,611,887)               (366,794)          (8,168,125)
 Other transactions                    (2,713)                     21                  312
 Death benefits                      (740,341)                (17,652)            (735,099)
 Net annuity transactions              (9,116)                     --               (6,991)
                               --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (16,853,198)               (320,141)          (7,430,097)
                               --------------            ------------       --------------
 Net increase (decrease) in
  net assets                       (8,594,980)                 18,756            1,860,068
NET ASSETS:
 Beginning of year                 60,461,498               2,300,503           65,118,244
                               --------------            ------------       --------------
 End of year                      $51,866,518              $2,319,259          $66,978,312
                               ==============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND       VOYAGER FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $68,824           $(125,723)
 Net realized gain (loss) on
  security transactions                 (1,297,781)          1,238,905
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,541,143             633,535
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,312,186           1,746,717
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  32,812              24,884
 Net transfers                              22,343          (7,005,476)
 Surrenders for benefit
  payments and fees                     (1,780,339)         (2,102,100)
 Other transactions                             13                 330
 Death benefits                            (43,016)            (69,748)
 Net annuity transactions                     (477)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,768,664)         (9,152,110)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (456,478)         (7,405,393)
NET ASSETS:
 Beginning of year                      12,703,712          14,282,236
                                     -------------       -------------
 End of year                           $12,247,234          $6,876,843
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $219,329                 $(313,393)                $(255,068)
 Net realized gain (loss) on
  security transactions            2,166,012                 1,403,264                (1,298,107)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,241,206                13,241,597                21,156,580
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,626,547                14,331,468                19,603,405
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           116,454                   486,063                   437,504
 Net transfers                     1,412,897                (5,407,603)               (8,945,892)
 Surrenders for benefit
  payments and fees               (3,074,850)              (17,237,971)              (18,952,503)
 Other transactions                     (543)                   (1,854)                  (12,009)
 Death benefits                     (770,458)               (3,128,810)               (2,626,532)
 Net annuity transactions                 (6)                  (20,667)                   15,498
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,316,506)              (25,310,842)              (30,083,934)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       1,310,041               (10,979,374)              (10,480,529)
NET ASSETS:
 Beginning of year                21,131,608               121,436,201               126,778,055
                               -------------            --------------            --------------
 End of year                     $22,441,649              $110,456,827              $116,297,526
                               =============            ==============            ==============

                                      INVESCO                 INVESCO              WELLS FARGO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT
                                      AMERICAN                MID CAP              INDEX ASSET
                                   FRANCHISE FUND           GROWTH FUND          ALLOCATION FUND
                                  SUB-ACCOUNT (6)           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,911)               $(21,821)              $(1,444)
 Net realized gain (loss) on
  security transactions                  242,094                 (15,691)                1,381
 Net realized gain on
  distributions                               --                  54,277                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             49,920                  80,745                38,700
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             250,103                  97,510                38,637
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 6,463                     370                    --
 Net transfers                            (8,051)                  6,774                84,182
 Surrenders for benefit
  payments and fees                     (437,555)               (252,758)              (82,967)
 Other transactions                          (26)                   (199)                   --
 Death benefits                         (198,535)                (36,887)                   --
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (637,704)               (282,700)                1,215
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (387,601)               (185,190)               39,852
NET ASSETS:
 Beginning of year                     2,221,125               1,055,175               339,049
                                    ------------            ------------            ----------
 End of year                          $1,833,524                $869,985              $378,901
                                    ============            ============            ==========

(6) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO               WELLS FARGO
                                     ADVANTAGE VT              ADVANTAGE VT
                                     TOTAL RETURN               INTRINSIC
                                      BOND FUND                 VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,455)                    $(950)
 Net realized gain (loss) on
  security transactions                    39,043                    53,489
 Net realized gain on
  distributions                            46,232                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              32,518                   187,702
                                     ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              112,338                   240,241
                                     ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                     --                       450
 Net transfers                            360,395                  (138,689)
 Surrenders for benefit
  payments and fees                      (796,575)                 (149,946)
 Other transactions                           154                         6
 Death benefits                           (91,583)                       --
 Net annuity transactions                      --                        --
                                     ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (527,609)                 (288,179)
                                     ------------              ------------
 Net increase (decrease) in
  net assets                             (415,271)                  (47,938)
NET ASSETS:
 Beginning of year                      2,830,856                 1,465,444
                                     ------------              ------------
 End of year                           $2,415,585                $1,417,506
                                     ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT            WELLS FARGO
                                  INTERNATIONAL            SMALL CAP             ADVANTAGE VT
                                   EQUITY FUND            GROWTH FUND           DISCOVERY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,076)               $(32,168)               $(5,551)
 Net realized gain (loss) on
  security transactions                   (291)                (64,187)                47,469
 Net realized gain on
  distributions                         11,993                  93,584                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,431                 137,572                 22,274
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,057                 134,801                 64,192
                                    ----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                     330                     --
 Net transfers                          12,882                (242,141)                12,888
 Surrenders for benefit
  payments and fees                     (2,373)               (257,290)              (118,944)
 Other transactions                         --                      27                      1
 Death benefits                             --                  (8,148)                    --
 Net annuity transactions                   --                      --                     --
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,509                (507,222)              (106,055)
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets                            30,566                (372,421)               (41,863)
NET ASSETS:
 Beginning of year                     161,247               2,231,738                392,067
                                    ----------            ------------            -----------
 End of year                          $191,813              $1,859,317               $350,204
                                    ==========            ============            ===========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                    SMALL CAP            ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(707)               $(7,540)
 Net realized gain (loss) on
  security transactions                 (4,126)                (7,877)
 Net realized gain on
  distributions                             --                    143
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,871                 69,090
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,038                 53,816
                                    ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 240                     --
 Net transfers                          21,966               (220,646)
 Surrenders for benefit
  payments and fees                     (6,777)               (68,349)
 Other transactions                         (1)                    --
 Death benefits                             --                     --
 Net annuity transactions                   --                     --
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,428               (288,995)
                                    ----------            -----------
 Net increase (decrease) in
  net assets                            27,466               (235,179)
NET ASSETS:
 Beginning of year                      87,164                619,394
                                    ----------            -----------
 End of year                          $114,630               $384,215
                                    ==========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Equity-Income Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS
    Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Total Return Series, MFS(R) Value Series, Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I. Equity and Income Fund), UIF Core Plus Fixed Income Portfolio (merged with Morgan Stanley Flexible Income Portfolio), UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Growth Portfolio (merged with Morgan Stanley Focus Growth Portfolio) (merged with Morgan Stanley Multi Cap Growth Portfolio) (merged with Morgan Stanley Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Invesco V.I. Equally-Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT

-------------------------------------------------------------------------------

    Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $5,057,422     $34,074,821
AllianceBernstein VPS International Value
 Portfolio                                            15,832,575      99,207,123
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             8,327,864      18,242,222
AllianceBernstein VPS Value Portfolio                  5,418,739      53,402,488
AllianceBernstein VPS International Growth
 Portfolio                                             2,010,212       6,556,120
Invesco V.I. Government Securities Fund                2,186,833       5,874,642
Invesco V.I. High Yield Fund                           2,827,930       5,957,181
Invesco V.I. International Growth Fund                    77,985         220,462
Invesco V.I. Diversified Dividend Fund                 3,541,377      15,889,908
Invesco V.I. Money Market Fund                        62,393,836      24,595,682
American Funds Global Growth Fund                      2,813,433      12,899,561
American Funds Growth Fund                            11,626,226      59,855,484
American Funds Growth-Income Fund                     11,749,159      54,451,606

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds International Fund                     $5,111,885     $21,384,648
American Funds Global Small Capitalization Fund        1,587,997       6,988,098
Wells Fargo Advantage VT Omega Growth Fund               294,477         782,177
Fidelity(R) VIP Equity-Income Portfolio               15,746,694      49,364,131
Fidelity(R) VIP Growth Portfolio                       3,626,741      27,442,866
Fidelity(R) VIP Contrafund Portfolio                  18,950,154     197,268,529
Fidelity(R) VIP Mid Cap Portfolio                     21,268,567      54,920,818
Fidelity(R) VIP Value Strategies Portfolio             3,693,944       8,585,972
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                             5,508,382       4,507,402
Franklin Income Securities Fund                          451,451         283,394
Franklin Small-Mid Cap Growth Securities Fund          3,456,027       7,349,849
Franklin Small Cap Value Securities Fund                  69,881         149,875
Franklin Strategic Income Securities Fund             11,462,622      27,307,830
Mutual Shares Securities Fund                          5,172,740      20,321,750
Templeton Developing Markets Securities Fund           1,646,239       5,416,268
Templeton Growth Securities Fund                       1,744,434       7,852,423
Mutual Global Discovery Securities Fund                   61,662         115,965
Templeton Global Bond Securities Fund                    220,151         176,250
Hartford Balanced HLS Fund                            12,241,048      24,902,568
Hartford Total Return Bond HLS Fund                  324,448,088     177,523,494
Hartford Capital Appreciation HLS Fund                35,859,192      41,232,269
Hartford Dividend and Growth HLS Fund                 34,298,561     200,622,944
Hartford Global Research HLS Fund                      1,794,342       1,679,773
Hartford Global Growth HLS Fund                        4,135,578       7,194,263
Hartford Disciplined Equity HLS Fund                  21,336,666     124,479,012
Hartford Growth HLS Fund                               2,126,648      15,202,783
Hartford Growth Opportunities HLS Fund                22,985,241      41,195,910
Hartford High Yield HLS Fund                          19,136,206      54,748,967
Hartford Index HLS Fund                                5,097,439      19,489,776
Hartford International Opportunities HLS Fund         35,760,779      51,628,986
Hartford Small/Mid Cap Equity HLS Fund                 4,750,506      14,103,293
Hartford MidCap Value HLS Fund                         7,443,616       6,263,331
Hartford Ultrashort Bond HLS Fund*                   114,429,890     160,083,040
Hartford Small Company HLS Fund                       15,645,521      23,141,101
Hartford SmallCap Growth HLS Fund                     15,084,451      25,434,259
Hartford Stock HLS Fund                                2,383,177      12,325,966
Hartford U.S. Government Securities HLS Fund          29,364,008     123,252,248
Hartford Value HLS Fund                               13,276,305      49,858,815
American Funds Bond HLS Fund                           1,162,508         593,101
American Funds Global Growth HLS Fund                     60,973         119,633
American Funds Global Small Capitalization HLS
 Fund                                                    221,706         196,285
American Funds Growth HLS Fund                           331,906         918,890
American Funds Growth-Income HLS Fund                    283,370         508,807
American Funds International HLS Fund                    324,821         552,182
Lord Abbett Fundamental Equity Fund                   29,900,037      14,348,221
Lord Abbett Calibrated Dividend Growth Fund            7,923,938      13,797,928
Lord Abbett Bond Debenture Fund                       16,928,798      61,827,782
Lord Abbett Growth and Income Fund                    17,284,086      81,733,739
Lord Abbett Classic Stock Fund                         2,321,410       8,733,174

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS(R) Core Equity Series                               $698,696      $1,302,644
MFS(R) Growth Series                                     594,025       1,585,306
MFS(R) Investors Growth Stock Series                     278,836       1,207,987
MFS(R) Investors Trust Series                            887,677       3,052,212
MFS(R) Total Return Series                             7,854,485      28,081,954
MFS(R) Value Series                                      113,714         430,341
Invesco V.I. Equity and Income Fund*                   2,238,137       8,252,150
UIF Core Plus Fixed Income Portfolio*                 25,463,142      42,570,231
UIF Emerging Markets Debt Portfolio                    1,123,717       2,814,111
UIF Emerging Markets Equity Portfolio                  7,470,610      32,038,606
UIF Growth Portfolio*                                106,616,977     120,397,829
UIF Mid Cap Growth Portfolio                           2,759,707      17,450,324
Invesco V.I. American Value Fund*                      5,424,605      20,432,263
Morgan Stanley -- Mid Cap Growth Portfolio               671,964       4,923,358
Morgan Stanley -- Money Market Portfolio              35,608,002      49,825,888
Morgan Stanley -- Global Infrastructure
 Portfolio                                             3,501,039       5,970,350
Invesco V.I. Equally-Weighted S&P 500 Fund            13,828,545      19,515,811
UIF Small Company Growth Portfolio                     1,446,201       4,144,081
UIF Global Franchise Portfolio                         2,568,471       4,998,365
Oppenheimer Discovery Mid Cap Growth Fund/VA*          1,948,909       6,817,774
Oppenheimer Capital Appreciation Fund/VA               4,907,028      44,026,898
Oppenheimer Global Fund/VA*                           15,609,911     107,233,730
Oppenheimer Main Street Fund/VA                        1,432,587       6,860,798
Oppenheimer Main Street Small Cap Fund/VA*            10,624,272      65,419,124
Putnam VT Diversified Income Fund                     10,339,846      59,137,957
Putnam VT Global Asset Allocation Fund                 2,974,663      12,221,617
Putnam VT Growth and Income Fund                       1,941,929       3,828,098
Putnam VT International Value Fund                    15,878,516       1,738,616
Putnam VT International Equity Fund                    6,064,241      50,475,908
Putnam VT Investors Fund                               3,957,099      35,878,509
Putnam VT Multi-Cap Growth Fund                       19,315,516       3,261,768
Putnam VT Small Cap Value Fund                         5,530,040      45,953,043
Putnam VT George Putnam Balanced Fund                  1,579,472       7,853,099
Putnam VT Voyager Fund                                 2,451,801       4,729,067
Putnam VT Equity Income Fund                           9,155,041      15,106,419
Invesco V.I. Growth and Income Fund*                   8,951,340      59,065,871
Invesco V.I. Comstock Fund*                            8,698,196      59,585,538
Invesco V.I. American Franchise*                         136,068         950,294
Invesco V.I. Mid Cap Growth Fund*                        320,306         386,197
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     64,863         102,147
Wells Fargo Advantage VT Total Return Bond Fund          192,807         734,944
Wells Fargo Advantage VT Intrinsic Value Fund             54,613         332,085
Wells Fargo Advantage VT International Equity
 Fund                                                     38,019          60,867
Wells Fargo Advantage VT Small Cap Growth Fund           207,177         728,572
Wells Fargo Advantage VT Discovery Fund                   36,053          91,170
Wells Fargo Advantage VT Small Cap Value Fund             29,789          45,193
Wells Fargo Advantage VT Opportunity Fund                  3,629          77,587

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            330,487      2,593,606     (2,263,119)
AllianceBernstein VPS
 International Value
 Portfolio                            966,093     10,484,956     (9,518,863)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                            411,124      1,091,677       (680,553)
AllianceBernstein VPS Value
 Portfolio                            336,124      4,623,866     (4,287,742)
AllianceBernstein VPS
 International Growth
 Portfolio                            244,245        804,787       (560,542)
Invesco V.I. Government
 Securities Fund                      173,966        543,228       (369,262)
Invesco V.I. High Yield Fund          202,211        512,812       (310,601)
Invesco V.I. International
 Growth Fund                            6,520         19,537        (13,017)
Invesco V.I. Diversified
 Dividend Fund                        194,112      1,166,523       (972,411)
Invesco V.I. Money Market Fund      6,268,780      2,456,174      3,812,606
American Funds Global Growth
 Fund                                 162,419        837,886       (675,467)
American Funds Growth Fund            847,546      4,642,417     (3,794,871)
American Funds Growth-Income
 Fund                                 673,869      3,614,773     (2,940,904)
American Funds International
 Fund                                 364,347      1,688,754     (1,324,407)
American Funds Global Small
 Capitalization Fund                   85,207        419,294       (334,087)
Wells Fargo Advantage VT Omega
 Growth Fund                            4,850         45,895        (41,045)
Fidelity(R) VIP Equity-Income
 Portfolio                            736,478      3,666,262     (2,929,784)
Fidelity(R) VIP Growth
 Portfolio                            241,486      1,878,926     (1,637,440)
Fidelity(R) VIP Contrafund
 Portfolio                          1,072,879     12,354,255    (11,281,376)
Fidelity(R) VIP Mid Cap
 Portfolio                            572,875      3,214,223     (2,641,348)
Fidelity(R) VIP Value
 Strategies Portfolio                 247,454        580,441       (332,987)
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                            426,694        382,213         44,481
Franklin Income Securities
 Fund                                  14,784         18,455         (3,671)
Franklin Small-Mid Cap Growth
 Securities Fund                      171,615        629,475       (457,860)
Franklin Small Cap Value
 Securities Fund                        3,107          9,909         (6,802)
Franklin Strategic Income
 Securities Fund                      377,643      1,379,860     (1,002,217)
Mutual Shares Securities Fund         253,846      1,120,690       (866,844)
Templeton Developing Markets
 Securities Fund                       66,758        236,409       (169,651)
Templeton Growth Securities
 Fund                                  86,748        591,479       (504,731)
Mutual Global Discovery
 Securities Fund                        1,334          8,754         (7,420)
Templeton Global Bond
 Securities Fund                        8,752         11,015         (2,263)
Hartford Balanced HLS Fund          6,155,632     12,494,188     (6,338,556)
Hartford Total Return Bond HLS
 Fund                             113,693,514     75,962,172     37,731,342
Hartford Capital Appreciation
 HLS Fund                           2,297,264      2,824,331       (527,067)
Hartford Dividend and Growth
 HLS Fund                           6,278,268     78,006,321    (71,728,053)
Hartford Global Research HLS
 Fund                                 150,152        140,250          9,902
Hartford Global Growth HLS
 Fund                               1,673,207      3,677,799     (2,004,592)
Hartford Disciplined Equity
 HLS Fund                           8,308,578     74,731,958    (66,423,380)
Hartford Growth HLS Fund              982,367      8,992,978     (8,010,611)
Hartford Growth Opportunities
 HLS Fund                           7,957,686     17,959,613    (10,001,927)
Hartford High Yield HLS Fund        5,778,486     24,445,811    (18,667,325)
Hartford Index HLS Fund             2,143,579      7,781,733     (5,638,154)
Hartford International
 Opportunities HLS Fund            15,905,365     27,434,488    (11,529,123)
Hartford Small/Mid Cap Equity
 HLS Fund                             261,512      1,117,500       (855,988)
Hartford MidCap Value HLS Fund        477,096        391,460         85,636
Hartford Ultrashort Bond HLS
 Fund*                             91,583,186    126,055,210    (34,472,024)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Small Company HLS
 Fund                               4,305,219      9,056,653     (4,751,434)
Hartford SmallCap Growth HLS
 Fund                               3,596,393     11,022,217     (7,425,824)
Hartford Stock HLS Fund             1,013,542      6,997,686     (5,984,144)
Hartford U.S. Government
 Securities HLS Fund               19,785,379     99,658,828    (79,873,449)
Hartford Value HLS Fund             6,192,091     28,320,408    (22,128,317)
American Funds Bond HLS Fund           79,106         48,767         30,339
American Funds Global Growth
 HLS Fund                               3,185          9,621         (6,436)
American Funds Global Small
 Capitalization HLS Fund               11,442         18,140         (6,698)
American Funds Growth HLS Fund         16,030         75,403        (59,373)
American Funds Growth-Income
 HLS Fund                              19,687         41,979        (22,292)
American Funds International
 HLS Fund                              23,557         53,125        (29,568)
Lord Abbett Fundamental Equity
 Fund                               1,515,786        897,790        617,996
Lord Abbett Calibrated
 Dividend Growth Fund                 406,838        910,171       (503,333)
Lord Abbett Bond Debenture
 Fund                                 772,712      3,852,838     (3,080,126)
Lord Abbett Growth and Income
 Fund                               1,335,325      6,445,056     (5,109,731)
Lord Abbett Classic Stock Fund         90,948        598,572       (507,624)
MFS(R) Core Equity Series              67,103        130,571        (63,468)
MFS(R) Growth Series                   53,990        183,756       (129,766)
MFS(R) Investors Growth Stock
 Series                                16,581        120,032       (103,451)
MFS(R) Investors Trust Series          66,857        243,183       (176,326)
MFS(R) Total Return Series            442,930      1,721,910     (1,278,980)
MFS(R) Value Series                     6,942         32,121        (25,179)
Invesco V.I. Equity and Income
 Fund*                                133,028        530,855       (397,827)
UIF Core Plus Fixed Income
 Portfolio*                         2,144,101      3,358,439     (1,214,338)
UIF Emerging Markets Debt
 Portfolio                             34,229        107,275        (73,046)
UIF Emerging Markets Equity
 Portfolio                            395,173      1,773,681     (1,378,508)
UIF Growth Portfolio*               8,742,342      8,161,729        580,613
UIF Mid Cap Growth Portfolio          118,773        921,458       (802,685)
Invesco V.I. American Value
 Fund*                                315,410      1,056,694       (741,284)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      36,045        266,671       (230,626)
Morgan Stanley -- Money Market
 Portfolio                          4,273,590      5,244,268       (970,678)
Morgan Stanley -- Global
 Infrastructure Portfolio              90,248        314,924       (224,676)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                         226,781        921,846       (695,065)
UIF Small Company Growth
 Portfolio                             57,967        214,794       (156,827)
UIF Global Franchise Portfolio         44,695        192,153       (147,458)
Oppenheimer Discovery Mid Cap
 Growth Fund/VA*                      147,665        540,037       (392,372)
Oppenheimer Capital
 Appreciation Fund/VA                 346,080      3,429,704     (3,083,624)
Oppenheimer Global Fund/VA*           862,229      6,821,275     (5,959,046)
Oppenheimer Main Street
 Fund/VA                               98,803        504,811       (406,008)
Oppenheimer Main Street Small
 Cap Fund/VA*                         497,011      4,003,877     (3,506,866)
Putnam VT Diversified Income
 Fund                                 389,275      2,657,621     (2,268,346)
Putnam VT Global Asset
 Allocation Fund                       99,351        389,695       (290,344)
Putnam VT Growth and Income
 Fund                                  66,509        122,040        (55,531)
Putnam VT International Value
 Fund                               2,106,672        217,988      1,888,684
Putnam VT International Equity
 Fund                                 353,640      2,984,946     (2,631,306)
Putnam VT Investors Fund              323,992      3,201,994     (2,878,002)
Putnam VT Multi-Cap Growth
 Fund                               1,238,035        196,420      1,041,615
Putnam VT Small Cap Value Fund        167,823      1,633,849     (1,466,026)
Putnam VT George Putnam
 Balanced Fund                        105,166        587,382       (482,216)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Voyager Fund                134,806        228,989        (94,183)
Putnam VT Equity Income Fund          440,323        740,721       (300,398)
Invesco V.I. Growth and Income
 Fund*                                404,696      2,998,988     (2,594,292)
Invesco V.I. Comstock Fund*           385,851      2,949,576     (2,563,725)
Invesco V.I. American
 Franchise*                             6,925         56,308        (49,383)
Invesco V.I. Mid Cap Growth
 Fund*                                 18,947         23,731         (4,784)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                 35,984         59,702        (23,718)
Wells Fargo Advantage VT Total
 Return Bond Fund                      29,714        462,347       (432,633)
Wells Fargo Advantage VT
 Intrinsic Value Fund                  24,398        210,432       (186,034)
Wells Fargo Advantage VT
 International Equity Fund              2,190          4,894         (2,704)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       53,072        335,461       (282,389)
Wells Fargo Advantage VT
 Discovery Fund                         1,319          3,982         (2,663)
Wells Fargo Advantage VT Small
 Cap Value Fund                         2,025          2,906           (881)
Wells Fargo Advantage VT
 Opportunity Fund                         180          4,530         (4,350)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             254,524     1,438,857     (1,184,333)
AllianceBernstein VPS
 International Value Portfolio       2,045,690     4,450,268     (2,404,578)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   172,694       625,950       (453,256)
AllianceBernstein VPS Value
 Portfolio                             283,771     2,674,418     (2,390,647)
AllianceBernstein VPS
 International Growth Portfolio        169,762       512,415       (342,653)
Invesco V.I. Government
 Securities Fund                       386,086       879,492       (493,406)
Invesco V.I. High Yield Fund           324,294       633,539       (309,245)
Invesco V.I. International
 Growth Fund                             7,271         8,933         (1,662)
Invesco V.I. Diversified
 Dividend Fund                         278,892     1,391,325     (1,112,433)
American Funds Global Growth
 Fund                                  317,992       896,764       (578,772)
American Funds Growth Fund             542,687     4,701,391     (4,158,704)
American Funds Growth-Income
 Fund                                  370,608     3,526,389     (3,155,781)
American Funds International
 Fund                                  298,705     1,846,755     (1,548,050)
American Funds Global Small
 Capitalization Fund                    59,360       338,950       (279,590)
Wells Fargo Advantage VT Omega
 Growth Fund                            21,074        53,082        (32,008)
Fidelity(R) VIP Equity-Income
 Portfolio                             418,374     2,296,949     (1,878,575)
Fidelity(R) VIP Growth Portfolio       888,306       854,458         33,848
Fidelity(R) VIP Contrafund
 Portfolio                             543,260     6,514,730     (5,971,470)
Fidelity(R) VIP Mid Cap
 Portfolio                             265,864     1,804,029     (1,538,165)
Fidelity(R) VIP Value Strategies
 Portfolio                             296,595       326,006        (29,411)
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                411,774       201,542        210,232
Franklin Income Securities Fund         30,477        33,161         (2,684)
Franklin Small-Mid Cap Growth
 Securities Fund                       186,149       763,679       (577,530)
Franklin Small Cap Value
 Securities Fund                         6,756         8,093         (1,337)
Franklin Strategic Income
 Securities Fund                       432,170     1,257,644       (825,474)
Mutual Shares Securities Fund          144,091     1,113,009       (968,918)
Templeton Developing Markets
 Securities Fund                        65,800       212,891       (147,091)
Templeton Growth Securities Fund        69,906       517,671       (447,765)
Mutual Global Discovery
 Securities Fund                         2,563         2,297            266

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Bond Securities
 Fund                                   11,968        14,490         (2,522)
Hartford Balanced HLS Fund           4,858,272     7,464,707     (2,606,435)
Hartford Total Return Bond HLS
 Fund                               23,944,270    53,574,961    (29,630,691)
Hartford Capital Appreciation
 HLS Fund                              813,369     2,290,650     (1,477,281)
Hartford Dividend and Growth HLS
 Fund                                6,057,727    41,731,123    (35,673,396)
Hartford Global Research HLS
 Fund                                   97,437        64,552         32,885
Hartford Global Growth HLS Fund        980,231     2,153,757     (1,173,526)
Hartford Disciplined Equity HLS
 Fund                                3,700,766    52,515,000    (48,814,234)
Hartford Growth HLS Fund             3,584,008    11,288,386     (7,704,378)
Hartford Growth Opportunities
 HLS Fund                            2,626,677    14,048,355    (11,421,678)
Hartford High Yield HLS Fund         9,838,806    13,684,838     (3,846,032)
Hartford Index HLS Fund              7,687,137     3,510,734      4,176,403
Hartford International
 Opportunities HLS Fund              5,371,029    26,966,196    (21,595,167)
Hartford Small/Mid Cap Equity
 HLS Fund                              978,263       481,676        496,587
Hartford MidCap Value HLS Fund         309,914       352,775        (42,861)
Hartford Money Market HLS Fund      60,822,542    84,643,091    (23,820,549)
Hartford Small Company HLS Fund      1,338,105     7,765,566     (6,427,461)
Hartford SmallCap Growth HLS
 Fund                                3,209,219     6,685,620     (3,476,401)
Hartford Stock HLS Fund              1,217,877     4,934,361     (3,716,484)
Hartford U.S. Government
 Securities HLS Fund                39,856,499    49,406,624     (9,550,125)
Hartford Value HLS Fund              4,275,632    27,587,858    (23,312,226)
American Funds Bond HLS Fund            70,115        59,599         10,516
American Funds Global Growth HLS
 Fund                                    2,875         2,969            (94)
American Funds Global Small
 Capitalization HLS Fund                 6,607        31,815        (25,208)
American Funds Growth HLS Fund          16,740        74,442        (57,702)
American Funds Growth-Income HLS
 Fund                                   17,068        57,274        (40,206)
American Funds International HLS
 Fund                                   23,656        55,969        (32,313)
Lord Abbett Fundamental Equity
 Fund                                  165,570       613,167       (447,597)
Lord Abbett Calibrated Dividend
 Growth Fund                           112,730       467,071       (354,341)
Lord Abbett Bond Debenture Fund      1,359,547     1,572,316       (212,769)
Lord Abbett Growth and Income
 Fund                                  314,253     3,418,617     (3,104,364)
Lord Abbett Classic Stock Fund          90,911       402,417       (311,506)
MFS(R) Core Equity Series               47,399       229,946       (182,547)
MFS(R) Growth Series                    82,493       177,911        (95,418)
MFS(R) Investors Growth Stock
 Series                                 31,979       138,230       (106,251)
MFS(R) Investors Trust Series           47,945       332,716       (284,771)
MFS(R) Total Return Series             306,946     1,789,770     (1,482,824)
MFS(R) Value Series                     10,004        26,730        (16,726)
Invesco Van Kampen V.I. Equity
 and Income Fund                       107,902       755,929       (648,027)
UIF Core Plus Fixed Income
 Portfolio                             698,740     1,608,177       (909,437)
UIF Emerging Markets Debt
 Portfolio                              57,402       107,014        (49,612)
UIF Emerging Markets Equity
 Portfolio                             315,997     1,131,802       (815,805)
UIF Mid Cap Growth Portfolio           178,311     1,337,140     (1,158,829)
Invesco Van Kampen V.I. American
 Value Fund                            263,678       672,611       (408,933)
Morgan Stanley -- Focus Growth
 Portfolio                             147,191       900,843       (753,652)
Morgan Stanley -- Multi Cap
 Growth Portfolio                      129,298       321,897       (192,599)
Morgan Stanley -- Mid Cap Growth
 Portfolio                              81,463       392,366       (310,903)
Morgan Stanley -- Flexible
 Income Portfolio                      168,599       470,195       (301,596)
Morgan Stanley -- Growth
 Portfolio                             181,895       615,435       (433,540)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Money Market
 Portfolio                           3,514,799     4,567,268     (1,052,469)
Morgan Stanley -- Global
 Infrastructure Portfolio               72,089       314,955       (242,866)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                          189,316     1,058,656       (869,340)
UIF Small Company Growth
 Portfolio                              41,691       232,753       (191,062)
UIF Global Franchise Portfolio          65,189       318,545       (253,356)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                        203,619       375,953       (172,334)
Oppenheimer Capital Appreciation
 Fund/VA                               257,663     1,896,447     (1,638,784)
Oppenheimer Global Securities
 Fund/VA                               286,319     3,761,241     (3,474,922)
Oppenheimer Main Street Fund/VA        183,293       260,773        (77,480)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                       341,606     2,950,816     (2,609,210)
Putnam VT Diversified Income
 Fund                                1,227,028     1,160,504         66,524
Putnam VT Global Asset
 Allocation Fund                       167,447       270,992       (103,545)
Putnam VT Growth and Income Fund        39,363        69,015        (29,652)
Putnam VT International Value
 Fund                                   85,811        85,439            372
Putnam VT International Equity
 Fund                                  535,181     1,916,335     (1,381,154)
Putnam VT Investors Fund               253,596     2,174,216     (1,920,620)
Putnam VT Multi-Cap Growth Fund         76,225       100,746        (24,521)
Putnam VT Small Cap Value Fund         490,204       850,901       (360,697)
Putnam VT George Putnam Balanced
 Fund                                   88,022       243,005       (154,983)
Putnam VT Voyager Fund                 337,161       766,690       (429,529)
Putnam VT Equity Income Fund           334,288       473,489       (139,201)
Invesco Van Kampen V.I. Growth
 and Income Fund                       230,609     1,925,710     (1,695,101)
Invesco Van Kampen V.I. Comstock
 Fund                                  222,490     2,169,376     (1,946,886)
Invesco Van Kampen V.I. American
 Franchise Fund                          5,556        48,950        (43,394)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                            15,928        36,493        (20,565)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                  60,828        61,214           (386)
Wells Fargo Advantage VT Total
 Return Bond Fund                      284,716       632,087       (347,371)
Wells Fargo Advantage VT
 Intrinsic Value Fund                      337       236,161       (235,824)
Wells Fargo Advantage VT
 International Equity Fund               1,415           346          1,069
Wells Fargo Advantage VT Small
 Cap Growth Fund                        36,104       341,140       (305,036)
Wells Fargo Advantage VT
 Discovery Fund                          3,327         9,280         (5,953)
Wells Fargo Advantage VT Small
 Cap Value Fund                          1,798           624          1,174
Wells Fargo Advantage VT
 Opportunity Fund                           57        23,175        (23,118)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                               3,198,333      $12.729771      to      $14.793271         $44,067,057
 2012                               5,461,452       11.219522      to       12.818616          65,909,035
 2011                               6,645,785       11.391416      to       12.906986          71,764,615
 2010                               8,090,854       10.720387      to       11.838977          91,243,586
 2009                               9,485,906        9.960690      to       10.814618          98,415,836
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               9,763,496       11.040717      to       14.699331          99,970,386
 2012                              19,282,359        9.063687      to       12.298405         163,898,336
 2011                              21,686,937        7.996803      to       11.058787         163,784,891
 2010                              22,653,108       10.000912      to       14.095784         215,349,686
 2009                              24,360,222        6.097831      to        9.660906         225,461,994
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                               1,371,039       20.051917      to       25.728586          25,838,715
 2012                               2,051,592       14.678471      to       19.194614          28,407,777
 2011                               2,504,848       12.483330      to       16.637043          29,667,108
 2010                               2,977,431       12.463674      to       13.763974          39,082,647
 2009                               2,806,179       10.089911      to       10.954830          29,517,468
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                               4,374,952       13.668974      to       18.669017          55,889,756
 2012                               8,662,694       10.089941      to       14.044706          82,321,666
 2011                              11,053,341        8.798492      to       12.481891          92,172,540
 2010                              12,683,573        9.212624      to       13.320158         111,430,522
 2009                              13,751,680        8.330677      to       12.276059         110,062,067
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 886,792        8.841249      to       16.152775           7,538,512
 2012                               1,447,334        7.860671      to       14.636537          10,988,655
 2011                               1,789,987        6.872697      to       13.042261          11,943,636
 2010                               2,208,107        8.247734      to       15.952061          17,730,069
 2009                               2,419,921        7.098724      to        7.379407          17,507,794
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                               1,180,750        9.820931      to       10.198135          11,836,872
 2012                               1,550,012       10.401808      to       10.656446          16,347,534
 2011                               2,043,418       10.470217      to       10.582701          21,523,290
INVESCO V.I. HIGH YIELD FUND
 2013                               1,107,198       11.392973      to       11.896653          12,986,273
 2012                               1,417,799       10.954583      to       11.262984          15,820,202
 2011                               1,727,044        9.619164      to        9.737940          16,748,984

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.75%     to       2.45%      1.82%     to       2.27%      13.46%     to       15.40%
 2012                           0.75%     to       2.45%      1.87%     to       1.97%      10.63%     to       12.53%
 2011                           0.75%     to       2.65%        --      to       2.27%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.52%     to       2.56%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.91%     to       1.14%      21.44%     to       23.52%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      4.75%     to       6.22%      19.52%     to       21.81%
 2012                           0.75%     to       2.65%      1.32%     to       1.41%      11.21%     to       13.34%
 2011                           0.75%     to       2.65%      3.85%     to       5.13%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.68%     to      11.35%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.08%     to       1.14%      31.11%     to       33.36%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.36%     to       0.64%      34.04%     to       36.61%
 2012                           0.75%     to       2.65%      0.28%     to       0.41%      15.37%     to       17.58%
 2011                           0.75%     to       2.65%        --      to       0.26%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.29%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.81%     to       0.82%      39.21%     to       41.59%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      1.89%     to       2.04%      32.93%     to       35.47%
 2012                           0.75%     to       2.65%      1.56%     to       1.93%      12.52%     to       14.68%
 2011                           0.75%     to       2.65%      0.78%     to       1.16%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      0.97%     to       1.77%       8.51%     to       10.59%
 2009                           0.75%     to       2.65%      2.97%     to       2.97%      17.87%     to       20.13%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.64%     to       0.74%      10.36%     to       12.47%
 2012                           0.75%     to       2.65%      1.35%     to       1.45%      12.22%     to       14.38%
 2011                           0.75%     to       2.65%      2.69%     to       2.83%     (18.24)%    to      (16.67)%
 2010                           0.75%     to       2.65%      1.81%     to       1.97%       9.66%     to       11.77%
 2009                           0.75%     to       2.45%      4.80%     to       4.80%      35.87%     to       38.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           1.50%     to       2.85%      2.66%     to       3.90%      (5.58)%    to       (4.30)%
 2012                           1.50%     to       2.85%      2.92%     to       3.02%      (0.65)%    to        0.70%
 2011                           1.50%     to       2.85%        --      to         --        4.70%     to        5.83%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.30%     to       2.85%      4.60%     to       5.13%       4.00%     to        5.63%
 2012                           1.30%     to       2.85%      5.09%     to       5.12%      13.88%     to       15.66%
 2011                           1.30%     to       2.85%        --      to         --       (3.81)%    to       (2.62)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                                  93,077      $11.612802      to      $11.817709          $1,098,067
 2012                                 106,094        9.909800      to       10.054472           1,065,264
 2011                                 107,756        8.710644      to        8.811351             948,572
 2010                                 109,165        9.488000      to        9.568935           1,043,769
 2009                                  90,641        8.535965      to        8.582995             777,469
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                               4,517,650       13.999762      to       14.723123          66,018,702
 2012                               5,490,061       11.015290      to       11.382896          62,188,170
 2011                               6,602,494        9.574800      to        9.712980          63,991,765
INVESCO V.I. MONEY MARKET
 FUND
 2013                               3,812,606        9.861578      to        9.957895          37,798,153
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                               2,140,970        2.469409      to       21.130260          36,105,541
 2012                               2,816,437        1.936644      to       16.830177          37,458,032
 2011                               3,395,209        1.600797      to       14.128659          38,050,062
 2010                               4,247,663        1.779930      to       15.955411          52,943,447
 2009                               4,811,716        1.613666      to       14.722940          54,444,590
AMERICAN FUNDS GROWTH FUND
 2013                              12,394,768        1.946294      to       21.759453         180,758,727
 2012                              16,189,639        1.515544      to       17.208192         182,970,591
 2011                              20,348,343        1.302357      to       15.018465         199,614,005
 2010                              26,109,616        1.378355      to       16.143452         271,805,110
 2009                              31,812,498        1.176587      to       13.995310         282,227,228
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                               9,644,679        1.792918      to       20.054357         168,000,478
 2012                              12,585,583        1.360573      to       15.456025         164,643,394
 2011                              15,741,364        1.173261      to       13.536212         179,282,344
 2010                              19,829,452        1.210780      to       14.187486         233,613,057
 2009                              23,644,817        1.100825      to       13.129161         255,479,386
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                               4,089,024        2.144357      to       17.663102          58,387,358
 2012                               5,413,431        1.786016      to       14.941037          63,751,033
 2011                               6,961,481        1.534576      to       13.038067          71,526,671
 2010                               8,733,498        1.807016      to       15.593154         106,346,684
 2009                              10,616,224        1.707156      to       14.961293         121,552,054
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                                 918,920        2.573031      to       22.242127          18,368,180
 2012                               1,253,007        2.032043      to       17.839852          19,223,575
 2011                               1,532,597        1.741965      to       15.531967          20,479,653
 2010                               2,072,107        2.182637      to       19.765808          35,102,714
 2009                               2,466,145        1.806309      to       16.612984          34,878,989
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                 143,471       18.581799      to       19.400901           2,743,153
 2012                                 184,516       13.606107      to       14.029736           2,561,880
 2011                                 216,524       11.576024      to       11.788274           2,535,732
 2010                                 264,536       12.552740      to       12.624085           3,332,714

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           1.00%     to       1.30%      1.06%     to       1.08%      17.19%     to       17.54%
 2012                           1.00%     to       1.30%      1.33%     to       1.37%      13.77%     to       14.11%
 2011                           1.00%     to       1.30%      1.12%     to       1.16%      (8.19)%    to       (7.92)%
 2010                           1.00%     to       1.30%      1.94%     to       1.97%      11.15%     to       11.49%
 2009                           1.00%     to       1.30%      1.87%     to       2.10%      33.17%     to       33.57%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.30%     to       2.85%      2.14%     to       3.58%      27.09%     to       29.34%
 2012                           1.30%     to       2.85%      1.84%     to       1.93%      15.04%     to       17.19%
 2011                           1.30%     to       2.85%        --      to         --       (4.25)%    to       (2.87)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.75%     to       2.40%      0.01%     to       0.01%      (1.38)%    to       (0.42)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           1.30%     to       2.85%      1.22%     to       2.06%      25.55%     to       27.51%
 2012                           1.30%     to       2.85%      0.96%     to       1.08%      19.12%     to       20.98%
 2011                           1.30%     to       2.85%      0.58%     to       1.10%     (11.45)%    to      (10.06)%
 2010                           1.30%     to       2.85%      1.44%     to       1.50%       8.61%     to       10.30%
 2009                           1.30%     to       2.65%      0.94%     to       1.35%      38.58%     to       40.47%
AMERICAN FUNDS GROWTH FUND
 2013                           1.30%     to       2.85%      0.85%     to       0.96%      26.45%     to       28.42%
 2012                           1.30%     to       2.85%      0.75%     to       0.81%      14.58%     to       16.37%
 2011                           1.30%     to       2.85%      0.54%     to       0.67%      (6.97)%    to       (5.51)%
 2010                           1.30%     to       2.85%      0.69%     to       1.04%      15.35%     to       17.15%
 2009                           1.30%     to       2.85%      0.65%     to       2.23%      35.50%     to       37.61%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           1.30%     to       2.85%      0.99%     to       1.43%      29.75%     to       31.78%
 2012                           1.30%     to       2.85%      1.49%     to       1.58%      14.18%     to       15.97%
 2011                           1.30%     to       2.85%      1.42%     to       1.43%      (4.59)%    to       (3.10)%
 2010                           1.30%     to       2.85%      1.50%     to       2.38%       8.30%     to        9.99%
 2009                           1.30%     to       2.65%      1.60%     to       4.23%      27.81%     to       29.55%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           1.30%     to       2.85%      1.09%     to       1.36%      18.22%     to       20.06%
 2012                           1.30%     to       2.85%      1.51%     to       1.54%      14.60%     to       16.38%
 2011                           1.30%     to       2.85%      1.61%     to       1.79%     (16.39)%    to      (15.08)%
 2010                           1.30%     to       2.85%      1.96%     to       3.01%       4.22%     to        5.85%
 2009                           1.30%     to       2.85%      1.13%     to       1.53%      39.05%     to       41.23%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           1.30%     to       2.85%      0.29%     to       0.88%      24.68%     to       26.62%
 2012                           1.30%     to       2.85%      1.25%     to       1.34%      14.86%     to       16.65%
 2011                           1.30%     to       2.85%      1.25%     to       1.40%     (21.42)%    to      (20.19)%
 2010                           1.30%     to       2.85%      1.79%     to       2.02%      18.98%     to       20.83%
 2009                           1.30%     to       2.85%      0.28%     to       1.03%      56.77%     to       59.21%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to       2.40%      0.12%     to       0.13%      36.57%     to       38.28%
 2012                           1.15%     to       2.40%        --      to         --       17.54%     to       19.01%
 2011                           1.15%     to       2.40%        --      to         --       (7.78)%    to       (6.62)%
 2010                           0.52%     to       1.09%        --      to         --       25.53%     to       26.24%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                               4,943,978      $15.369493      to      $20.123493         $71,149,085
 2012                               7,873,762       12.114138      to       16.173323          89,916,855
 2011                               9,752,337       10.426975      to       14.194812          96,421,077
 2010                              11,136,846       10.437162      to       14.503942         110,848,898
 2009                              12,338,775        8.427667      to        9.150684         108,465,628
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                               1,653,526       17.673176      to       21.694064          27,444,009
 2012                               3,290,966       13.092760      to       16.387763          40,555,290
 2011                               3,257,118       11.530588      to       14.716451          35,588,924
 2010                               3,636,812       11.621232      to       15.140265          40,241,265
 2009                               4,161,437        8.706200      to        9.453023          37,759,820
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                              17,516,012       18.837029      to       20.895412         309,675,644
 2012                              28,797,388       14.492862      to       16.392891         394,673,248
 2011                              34,768,858       12.572635      to       14.500794         415,815,519
 2010                              41,496,918       13.030114      to       15.340729         517,456,721
 2009                              47,299,692       10.340831      to       11.227714         511,511,847
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                               4,675,001       20.692786      to       22.860601          90,489,841
 2012                               7,316,349       15.344540      to       17.285596         105,346,954
 2011                               8,854,514       13.494815      to       15.501125         112,915,561
 2010                              10,652,547       15.251669      to       17.883417         154,545,822
 2009                              11,267,007       11.951681      to       14.282434         129,049,709
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                 657,583       17.561540      to       28.029835          11,125,813
 2012                                 990,570       13.591300      to       22.119855          12,743,430
 2011                               1,019,981       10.776854      to       17.884524          10,442,095
 2010                               1,487,091       11.936816      to       20.221422          16,860,050
 2009                               1,544,976        9.519435      to       16.435205          14,071,886
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                 537,380       12.738293      to       14.129404           7,296,736
 2012                                 492,899        9.437406      to       10.296883           4,878,077
 2011                                 282,667        7.907296      to        8.486346           2,330,637
 2010                                 263,474        8.330097      to        8.793676           2,302,500
 2009                                 267,129        7.231608      to        7.509249           1,961,720
FRANKLIN INCOME SECURITIES
 FUND
 2013                                 327,270       13.586188      to       13.826165           4,504,927
 2012                                 330,941       12.089034      to       12.265726           4,044,496
 2011                                 333,625       10.880501      to       11.006459           3,662,744
 2010                                 372,149       10.776531      to       10.868618           4,037,529
 2009                                 400,763        9.700733      to        9.754336           3,903,300
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                               1,733,770        1.850212      to       23.274741          23,295,919
 2012                               2,191,630        1.356754      to       17.333549          21,352,705
 2011                               2,769,160        1.239954      to       16.088785          25,026,693
 2010                               3,444,856        1.319964      to       17.394707          33,350,302
 2009                               4,203,728        1.047791      to       14.054106          31,884,193

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                           0.75%     to       2.70%      1.93%     to       2.33%      24.42%     to       26.87%
 2012                           0.75%     to       2.70%      2.67%     to       2.98%      13.94%     to       16.18%
 2011                           0.75%     to       2.70%      2.32%     to       2.47%      (2.03)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.59%     to       3.28%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      1.97%     to       2.15%      26.74%     to       28.91%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.04%     to       0.05%      32.38%     to       34.98%
 2012                           0.75%     to       2.70%      0.31%     to       0.36%      11.36%     to       13.55%
 2011                           0.75%     to       2.70%      0.12%     to       0.14%      (2.70)%    to       (0.78)%
 2010                           0.75%     to       2.65%      0.03%     to       0.03%      20.63%     to       22.94%
 2009                           0.75%     to       2.45%      0.20%     to       0.23%      24.87%     to       27.01%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.59%     to       0.88%      27.47%     to       29.97%
 2012                           0.75%     to       2.70%      1.03%     to       1.14%      13.05%     to       15.27%
 2011                           0.75%     to       2.70%      0.73%     to       0.85%      (5.38)%    to       (3.51)%
 2010                           0.75%     to       2.65%      0.64%     to       0.99%      13.87%     to       16.05%
 2009                           0.75%     to       2.45%      1.17%     to       1.26%      32.19%     to       34.46%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.25%     to       0.29%      32.25%     to       34.85%
 2012                           0.75%     to       2.70%      0.37%     to       0.40%      11.51%     to       13.71%
 2011                           0.75%     to       2.70%      0.02%     to       0.02%     (13.23)%    to      (11.52)%
 2010                           0.75%     to       2.65%      0.12%     to       0.41%      25.21%     to       27.61%
 2009                           0.75%     to       2.65%      0.48%     to       1.02%      36.10%     to       38.71%
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           0.75%     to       2.70%      0.42%     to       0.72%      26.72%     to       29.21%
 2012                           0.75%     to       2.70%      0.38%     to       0.45%      23.68%     to       26.12%
 2011                           0.75%     to       2.70%      0.64%     to       0.83%     (11.46)%    to       (9.72)%
 2010                           0.75%     to       2.65%      0.30%     to       0.34%      23.04%     to       25.39%
 2009                           0.75%     to       2.65%      0.45%     to       0.80%      53.04%     to       55.98%
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           0.75%     to       2.40%      0.09%     to       0.13%      34.98%     to       37.22%
 2012                           0.75%     to       2.40%      0.56%     to       0.88%      19.35%     to       21.33%
 2011                           0.75%     to       2.40%        --      to         --       (5.08)%    to       (3.49)%
 2010                           0.75%     to       2.40%      0.12%     to       0.21%      15.19%     to       17.11%
 2009                           0.75%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.77%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           1.00%     to       1.30%      6.11%     to       6.15%      12.38%     to       12.72%
 2012                           1.00%     to       1.30%      6.13%     to       6.22%      11.11%     to       11.44%
 2011                           1.00%     to       1.30%      5.58%     to       5.60%       0.96%     to        1.27%
 2010                           1.00%     to       1.30%      5.81%     to       6.45%      11.09%     to       11.42%
 2009                           1.00%     to       1.30%      7.33%     to       8.05%      33.62%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           1.30%     to       2.85%        --      to         --       34.28%     to       36.37%
 2012                           1.30%     to       2.85%        --      to         --        7.74%     to        9.42%
 2011                           1.30%     to       2.85%        --      to         --       (7.51)%    to       (6.06)%
 2010                           1.30%     to       2.85%        --      to         --       24.04%     to       25.98%
 2009                           1.30%     to       2.65%        --      to         --       39.82%     to       41.72%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                                  52,854      $16.807858      to      $17.104876            $902,048
 2012                                  59,656       12.508989      to       12.691933             755,818
 2011                                  60,993       10.715206      to       10.839361             660,492
 2010                                  60,375       11.292781      to       11.389367             687,077
 2009                                  51,604        8.927940      to        8.977355             463,015
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                               3,270,926        2.075988      to       15.353771          62,789,065
 2012                               4,273,143        2.031588      to       15.260068          81,403,803
 2011                               5,098,617        1.819437      to       13.879831          88,660,688
 2010                               6,362,011        1.793457      to       13.895333         110,012,270
 2009                               7,133,179        1.633768      to       12.855764         115,396,444
MUTUAL SHARES SECURITIES FUND
 2013                               3,132,794       12.950382      to       18.194494          58,313,141
 2012                               3,999,638       10.214946      to       14.595381          59,638,157
 2011                               4,968,556        9.034795      to       13.144834          66,483,632
 2010                               6,399,445        9.229000      to       13.667615          87,563,905
 2009                               7,643,529        8.393589      to       12.646702          96,321,670
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                                 539,070        2.902585      to       17.482158          11,451,967
 2012                                 708,721        2.962340      to       18.120821          15,635,259
 2011                                 855,812        2.646401      to       16.440986          16,805,497
 2010                               1,138,372        3.179308      to       20.060726          26,923,425
 2009                               1,286,660        2.733475      to       20.261118          26,824,769
TEMPLETON GROWTH SECURITIES
 FUND
 2013                               1,110,890       12.498834      to       19.105145          17,556,778
 2012                               1,615,621        9.663708      to       15.025989          19,167,651
 2011                               2,063,386        8.065299      to       12.769965          20,669,682
 2010                               2,608,906        8.773263      to       14.184236          28,895,773
 2009                               3,194,570        8.257399      to       13.562075          34,180,658
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                                  31,418       13.684999      to       13.926688             437,285
 2012                                  38,838       10.871629      to       11.030518             428,172
 2011                                  38,572        9.723818      to        9.836390             379,213
 2010                                  35,962       10.163764      to       10.250605             368,200
 2009                                  48,090        9.203811      to        9.254670             444,351
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                                 111,813       14.562132      to       14.819300           1,649,863
 2012                                 114,076       14.529591      to       14.741891           1,675,724
 2011                                 116,598       12.803269      to       12.951447           1,505,343
 2010                                 108,971       13.096251      to       13.208123           1,434,842
 2009                                  83,594       11.609181      to       11.673293             974,084
HARTFORD BALANCED HLS FUND
 2013                              21,181,245        1.693116      to       18.325111          42,372,638
 2012                              27,519,801        1.407604      to       15.527004          46,881,825
 2011                              30,126,236        1.266006      to       14.232758          46,438,966
 2010                              35,090,999        1.252295      to       14.348822          53,314,446
 2009                              30,286,081        1.125166      to       13.139332          41,921,084

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           1.00%     to       1.30%      1.18%     to       1.18%      34.37%     to       34.77%
 2012                           1.00%     to       1.30%      0.65%     to       0.69%      16.74%     to       17.09%
 2011                           1.00%     to       1.30%      0.56%     to       0.58%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.58%     to       0.68%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      1.39%     to       1.86%      27.38%     to       27.76%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           1.30%     to       2.85%      4.87%     to       6.52%       0.61%     to        2.19%
 2012                           1.30%     to       2.85%      7.13%     to      10.01%       9.94%     to       11.66%
 2011                           1.30%     to       2.85%      5.25%     to       5.92%      (0.11)%    to        1.45%
 2010                           1.30%     to       2.85%      3.22%     to       5.35%       8.09%     to        9.77%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%      22.57%     to       24.49%
MUTUAL SHARES SECURITIES FUND
 2013                           1.00%     to       2.85%      1.95%     to       2.31%      24.66%     to       26.78%
 2012                           1.00%     to       2.85%      1.70%     to       2.00%      11.04%     to       13.06%
 2011                           1.00%     to       2.85%      2.26%     to       2.96%      (3.82)%    to       (2.10)%
 2010                           1.00%     to       2.85%      1.53%     to       1.57%       8.07%     to        9.95%
 2009                           1.00%     to       2.85%      2.40%     to       2.40%      22.51%     to       24.69%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           1.30%     to       2.85%      2.06%     to       2.25%      (3.52)%    to       (2.02)%
 2012                           1.30%     to       2.85%      1.64%     to       2.61%      10.22%     to       11.94%
 2011                           1.30%     to       2.85%      1.25%     to       1.45%     (18.04)%    to      (16.76)%
 2010                           1.30%     to       2.85%      1.75%     to       1.76%      14.52%     to       16.31%
 2009                           1.30%     to       2.60%      4.68%     to       4.75%      68.88%     to       71.09%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           1.00%     to       2.85%      2.08%     to       2.57%      27.15%     to       29.34%
 2012                           1.00%     to       2.85%      1.90%     to       1.96%      17.67%     to       19.82%
 2011                           1.00%     to       2.85%      1.28%     to       1.32%      (9.59)%    to       (8.07)%
 2010                           1.00%     to       2.65%      1.19%     to       1.56%       4.59%     to        6.25%
 2009                           1.00%     to       2.65%      3.28%     to       3.28%      27.68%     to       29.68%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                           1.00%     to       1.30%      1.90%     to       1.96%      25.88%     to       26.26%
 2012                           1.00%     to       1.30%      2.56%     to       2.74%      11.80%     to       12.14%
 2011                           1.00%     to       1.30%      2.18%     to       2.75%      (4.33)%    to       (4.04)%
 2010                           1.00%     to       1.30%      1.20%     to       1.64%      10.43%     to       10.76%
 2009                           1.00%     to       1.30%      1.71%     to       1.75%      21.60%     to       21.97%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           1.00%     to       1.30%      4.45%     to       4.51%       0.22%     to        0.53%
 2012                           1.00%     to       1.30%      6.10%     to       6.37%      13.48%     to       13.82%
 2011                           1.00%     to       1.30%      5.49%     to       5.71%      (2.24)%    to       (1.94)%
 2010                           1.00%     to       1.30%      1.38%     to       1.45%      12.81%     to       13.15%
 2009                           1.00%     to       1.30%     12.97%     to      14.48%      17.05%     to       17.41%
HARTFORD BALANCED HLS FUND
 2013                           0.75%     to       2.65%      1.08%     to       1.96%      18.02%     to       20.28%
 2012                           0.75%     to       2.65%      2.71%     to       2.80%       9.09%     to       11.18%
 2011                           0.75%     to       2.65%      1.64%     to       3.01%      (0.81)%    to        1.09%
 2010                           0.75%     to       2.65%      1.48%     to       1.57%       9.21%     to       11.30%
 2009                           0.75%     to       2.65%      2.30%     to       5.64%      26.88%     to       29.32%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              291,763,976      $1.976410      to      $12.603646        $722,686,855
 2012                              254,032,634       2.018825      to       13.121114         603,732,869
 2011                              283,663,325       1.891466      to       12.529041         634,968,710
 2010                              322,038,720       1.781162      to       12.024711         672,918,412
 2009                              345,695,313       1.669168      to       11.484705         680,265,550
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                               6,458,580       17.642063      to       22.625944         107,626,143
 2012                               6,985,647       12.780410      to       16.704995          83,839,708
 2011                               8,462,928       10.881142      to       14.495182          87,279,646
 2010                               9,718,486       12.374494      to       16.801253         115,050,037
 2009                               8,969,835       10.476280      to       10.701705          92,510,894
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              116,194,328       2.467388      to       19.405426         324,117,243
 2012                              187,922,381       1.884399      to       15.104414         401,660,718
 2011                              223,595,777       1.671386      to       13.653929         426,049,774
 2010                              250,852,760       1.662078      to       13.838538         477,827,005
 2009                              275,857,618       1.280144      to        1.479238         469,292,062
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                 184,665       12.378465      to       13.630201           2,464,883
 2012                                 174,763        9.828213      to       10.645075           1,821,865
 2011                                 141,878        8.502933      to        9.059013           1,255,420
 2010                                 164,158        9.601036      to       10.061290           1,610,609
 2009                                 202,543        8.476750      to        8.737909           1,740,040
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                               4,132,243        1.816121      to       20.711072          10,078,551
 2012                               6,136,835        1.342516      to       15.603493          10,087,638
 2011                               7,310,361        1.096068      to       12.983312           9,773,916
 2010                               8,310,467        1.282407      to        8.309535          13,138,329
 2009                               9,598,407        1.130896      to        7.453319          13,590,626
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              107,813,371       1.777782      to       21.138854         209,139,718
 2012                              174,236,751       1.318796      to       15.981739         243,023,429
 2011                              223,050,985       1.129674      to       13.952267         265,972,586
 2010                              277,822,332       1.125208      to       14.163838         329,992,801
 2009                              320,779,402       0.994065      to        1.078275         338,385,719
HARTFORD GROWTH HLS FUND
 2013                               9,026,818        2.053068      to       21.323638          18,052,688
 2012                              17,037,429        1.306935      to        1.526743          24,577,308
 2011                              24,741,807        1.130457      to        1.298990          30,287,097
 2010                              29,610,352        1.266333      to        1.437446          40,045,795
 2009                              21,370,308        1.091277      to        1.213267          24,662,140
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              36,584,242        2.610723      to       22.020532         103,051,646
 2012                              46,586,169        1.937740      to       16.665811          91,736,573
 2011                              58,007,847        1.538976      to       13.496611          89,363,566
 2010                              69,259,754        1.701546      to       15.232438         116,403,129
 2009                              81,204,646        1.306706      to        1.458218         116,336,384

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.75%     to       2.65%      4.24%     to       4.39%      (3.94)%    to       (2.10)%
 2012                           0.75%     to       2.65%      3.99%     to       4.61%       4.73%     to        6.73%
 2011                           0.75%     to       2.65%      0.21%     to       0.28%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.08%     to      10.74%       4.70%     to        6.71%
 2009                           0.75%     to       2.65%      3.95%     to      10.57%      12.00%     to       14.15%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.75%     to       2.65%      0.95%     to       1.16%      35.44%     to       38.04%
 2012                           0.75%     to       2.65%      1.36%     to       1.73%      15.25%     to       17.45%
 2011                           0.75%     to       2.65%      0.70%     to       1.23%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.56%     to       0.82%      13.46%     to       15.63%
 2009                           0.75%     to       2.45%      1.38%     to       2.64%      42.14%     to       44.58%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.75%     to       2.65%      1.47%     to       2.20%      28.48%     to       30.94%
 2012                           0.75%     to       2.65%      2.11%     to       2.59%      10.62%     to       12.74%
 2011                           0.75%     to       2.65%      1.93%     to       2.77%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.65%      1.93%     to       7.65%      10.25%     to       12.36%
 2009                           0.75%     to       2.45%      2.30%     to       2.55%      21.66%     to       23.74%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.75%     to       2.40%      0.87%     to       1.56%      25.95%     to       28.04%
 2012                           0.75%     to       2.40%      1.13%     to       1.22%      15.59%     to       17.51%
 2011                           0.75%     to       2.40%      0.01%     to       0.01%     (11.44)%    to       (9.96)%
 2010                           0.75%     to       2.40%      0.98%     to       1.04%      13.26%     to       15.15%
 2009                           0.75%     to       2.40%      1.23%     to       1.50%      38.76%     to       41.06%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.75%     to       2.65%      0.71%     to       0.74%      32.73%     to       35.28%
 2012                           0.75%     to       2.65%      0.39%     to       0.56%      20.18%     to       22.48%
 2011                           0.75%     to       2.65%      0.03%     to       0.04%     (16.14)%    to      (14.53)%
 2010                           0.75%     to       2.45%      0.11%     to       0.26%      11.49%     to       13.40%
 2009                           0.75%     to       2.45%      0.72%     to       0.76%      32.36%     to       34.63%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.75%     to       2.65%      1.34%     to       1.85%      32.27%     to       34.80%
 2012                           0.75%     to       2.65%      1.58%     to       1.86%      14.55%     to       16.74%
 2011                           0.75%     to       2.65%      1.13%     to       2.80%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.37%     to       2.39%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.62%     to       1.64%      22.61%     to       24.71%
HARTFORD GROWTH HLS FUND
 2013                           0.75%     to       2.65%        --      to       0.07%      31.94%     to       34.47%
 2012                           0.75%     to       2.40%        --      to         --       15.61%     to       17.53%
 2011                           0.75%     to       2.40%      0.13%     to       0.16%     (11.11)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.40%      0.44%     to       0.47%      31.06%     to       33.24%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.75%     to       2.70%      0.01%     to       0.01%      32.13%     to       34.73%
 2012                           0.75%     to       2.70%        --      to         --       23.48%     to       25.91%
 2011                           0.75%     to       2.70%        --      to         --      (11.30)%    to       (9.55)%
 2010                           0.75%     to       2.65%      0.02%     to       0.02%      14.49%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2013                              22,561,650       $2.255581      to      $20.244969         $51,648,104
 2012                              41,228,975        2.135257      to       19.532530          88,284,781
 2011                              45,075,007        1.881989      to       17.545780          85,293,313
 2010                              49,066,065        1.811122      to       17.208998          89,083,229
 2009                              45,285,831        1.456931      to        1.571038          71,952,731
HARTFORD INDEX HLS FUND
 2013                               9,629,312        1.592930      to       20.033208          20,169,260
 2012                              15,267,466        1.107181      to        1.216351          27,792,640
 2011                              11,091,063        0.977451      to        1.059850          16,741,491
 2010                              15,809,762        0.983891      to        1.048831          22,082,680
 2009                              17,923,535        0.878793      to        0.921031          21,308,547
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              76,590,885        1.873156      to       17.987985         162,185,035
 2012                              88,120,008        1.552645      to       15.195948         151,315,132
 2011                              109,715,175       1.301482      to       12.982010         159,414,100
 2010                              123,136,021       1.524253      to       15.496334         210,519,050
 2009                              86,085,373        1.341398      to        8.952868         130,060,940
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 862,387       14.608165      to       26.463124          12,431,841
 2012                               1,718,375       10.703208      to       19.760799          17,801,615
 2011                               1,221,788        9.306563      to       17.511714          11,079,465
 2010                               1,562,943        8.969653      to        9.484348          14,471,224
 2009                               1,677,361        7.313253      to        7.594047          12,539,330
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                                 593,853       17.363025      to       18.564105          10,676,059
 2012                                 508,217       13.235223      to       13.884610           6,920,442
 2011                                 551,078       10.876518      to       11.195539           6,093,144
 2010                                 620,554       12.227077      to       12.335637           7,620,277
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              70,320,363        1.181432      to        8.746879          90,448,618
 2012                              104,792,387       1.190255      to        8.981782         136,103,610
 2011                              128,612,936       1.199199      to        9.223002         170,183,551
 2010                              131,805,685       1.208270      to        9.470696         173,057,253
 2009                              184,422,964       1.010955      to        1.217394         246,906,173
HARTFORD SMALL COMPANY HLS
 FUND
 2013                              16,918,047        2.686991      to       23.709195          51,929,550
 2012                              21,669,481        1.875066      to       16.862065          45,314,531
 2011                              28,096,942        1.633676      to       14.973029          52,247,495
 2010                              31,853,667        1.703225      to       15.910332          62,271,402
 2009                              34,133,525        1.130532      to        1.382440          53,748,249
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                              12,242,271        2.698799      to       29.655347          37,405,899
 2012                              19,668,095        1.876921      to       21.029882          37,822,393
 2011                              23,144,496        1.610827      to       18.403649          38,423,970
 2010                              27,986,784        1.600207      to       18.662145          45,127,395
 2009                              28,134,590        1.057909      to        1.180637          32,168,199

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2013                           0.75%     to       2.65%      7.61%     to       7.87%       3.65%     to        5.64%
 2012                           0.75%     to       2.65%      8.85%     to      10.47%      11.32%     to       13.46%
 2011                           0.75%     to       2.65%      9.42%     to       9.54%       1.96%     to        3.91%
 2010                           0.75%     to       2.65%      0.68%     to       0.68%      13.11%     to       15.28%
 2009                           0.75%     to       2.45%      9.79%     to      10.92%      46.82%     to       49.34%
HARTFORD INDEX HLS FUND
 2013                           0.75%     to       2.65%      1.68%     to       1.76%      28.50%     to       30.96%
 2012                           0.75%     to       2.40%      1.78%     to       1.86%      12.89%     to       14.77%
 2011                           0.75%     to       2.45%      0.49%     to       1.65%      (0.65)%    to        1.05%
 2010                           0.75%     to       2.45%      1.75%     to       1.79%      11.96%     to       13.88%
 2009                           0.75%     to       2.45%      1.98%     to       2.29%      23.10%     to       25.21%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.75%     to       2.65%      1.77%     to       2.22%      18.37%     to       20.64%
 2012                           0.75%     to       2.65%      1.88%     to       2.27%      17.05%     to       19.30%
 2011                           0.75%     to       2.65%      0.04%     to       0.08%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.57%     to       3.10%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.09%     to       2.14%      30.23%     to       32.46%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.75%     to       2.65%      1.33%     to       1.81%      33.92%     to       36.48%
 2012                           0.75%     to       2.65%      0.56%     to       0.57%      12.84%     to       15.01%
 2011                           0.75%     to       2.65%        --      to         --       (3.72)%    to       (1.87)%
 2010                           0.75%     to       2.45%      0.63%     to       0.70%      22.79%     to       24.89%
 2009                           0.75%     to       2.40%      0.40%     to       0.45%      44.36%     to       46.76%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           0.75%     to       2.65%      1.20%     to       1.26%      31.19%     to       33.70%
 2012                           0.75%     to       2.65%      1.20%     to       1.20%      21.69%     to       24.02%
 2011                           0.75%     to       2.65%      0.01%     to       0.01%     (10.95)%    to       (9.24)%
 2010                           0.75%     to       2.45%      0.63%     to       0.69%      22.27%     to       23.36%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.74)%
 2012                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2011                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2010                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.06%     to       0.07%      (2.35)%    to       (0.68)%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.75%     to       2.65%      0.10%     to       0.10%      40.61%     to       43.30%
 2012                           0.75%     to       2.65%        --      to         --       12.62%     to       14.78%
 2011                           0.75%     to       2.65%        --      to         --       (5.89)%    to       (4.08)%
 2010                           0.75%     to       2.65%        --      to         --       20.89%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.75%     to       2.70%      0.33%     to       0.39%      41.02%     to       43.79%
 2012                           0.75%     to       2.70%        --      to         --       14.27%     to       16.52%
 2011                           0.75%     to       2.70%        --      to         --       (1.28)%    to        0.66%
 2010                           0.75%     to       2.65%        --      to         --       32.99%     to       35.54%
 2009                           0.75%     to       2.45%      0.08%     to       0.09%      32.11%     to       34.38%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2013                              15,580,450       $1.517272      to      $21.993573         $26,188,515
 2012                              21,564,594        1.155940      to       17.077059          28,705,195
 2011                              25,281,078        1.018186      to       15.330329          30,109,816
 2010                              29,571,085        0.966224      to        1.037207          36,944,100
 2009                              33,877,472        0.862513      to        0.910292          37,621,782
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              108,219,359       1.290740      to       10.073293         129,977,972
 2012                              188,092,808       1.322709      to       10.520796         231,525,940
 2011                              197,642,933       1.285166      to       10.418250         237,619,463
 2010                              234,473,745       1.234656      to       10.200692         271,819,586
 2009                              255,763,185       1.074005      to        1.198495         289,765,360
HARTFORD VALUE HLS FUND
 2013                              51,315,071        2.048935      to       19.432263          98,754,841
 2012                              73,443,388        1.564597      to       15.130819         107,470,519
 2011                              96,755,614        1.347487      to       13.287624         122,070,420
 2010                              114,772,493       1.384725      to       13.938601         149,437,870
 2009                              65,236,453        1.083181      to        1.216669          74,905,292
AMERICAN FUNDS BOND HLS FUND
 2013                                 523,509       10.783598      to       10.968533           5,725,087
 2012                                 493,170       11.189966      to       11.347774           5,582,152
 2011                                 482,654       10.794991      to       10.914436           5,257,314
 2010                                 594,379       10.332332      to       10.415366           6,177,240
 2009                                 434,200        9.861068      to        9.910553           4,298,634
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                                  28,898       13.428166      to       13.658539             393,589
 2012                                  35,334       10.564603      to       10.713683             377,755
 2011                                  35,428        8.758795      to        8.855800             313,351
 2010                                  35,924        9.770869      to        9.849449             353,287
 2009                                  35,171        8.885138      to        8.929801             313,941
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                                  91,732       11.285176      to       11.478787           1,048,609
 2012                                  98,430        8.939602      to        9.065759             888,914
 2011                                 123,638        7.684986      to        7.770109             957,494
 2010                                 115,645        9.659874      to        9.737553           1,123,409
 2009                                 118,150        8.017227      to        8.057530             950,517
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                                 347,599       13.089478      to       13.314051           4,614,061
 2012                                 406,972       10.217494      to       10.361682           4,206,239
 2011                                 464,674        8.804850      to        8.902363           4,127,666
 2010                                 496,984        9.347299      to        9.422493           4,675,047
 2009                                 459,984        8.000594      to        8.040827           3,694,228
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                                 200,548       13.408219      to       13.638263           2,724,441
 2012                                 222,840       10.202440      to       10.346430           2,297,589
 2011                                 263,046        8.821638      to        8.919354           2,338,851
 2010                                 281,225        9.130561      to        9.204009           2,582,331
 2009                                 268,719        8.324907      to        8.366760           2,244,752

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2013                           0.75%     to       2.65%      1.57%     to       1.94%      28.79%     to       31.26%
 2012                           0.75%     to       2.65%      1.71%     to       2.09%      11.39%     to       13.53%
 2011                           0.75%     to       2.65%      1.34%     to       2.16%      (3.68)%    to       (1.83)%
 2010                           0.75%     to       2.45%      1.17%     to       1.45%      12.02%     to       13.94%
 2009                           0.75%     to       2.45%      1.58%     to       1.64%      38.11%     to       40.48%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.75%     to       2.65%      2.04%     to       2.42%      (4.25)%    to       (2.42)%
 2012                           0.75%     to       2.65%      2.74%     to       3.28%       0.98%     to        2.92%
 2011                           0.75%     to       2.65%      2.70%     to       2.73%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.51%     to       4.51%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.02%     to       0.03%       0.88%     to        2.61%
HARTFORD VALUE HLS FUND
 2013                           0.75%     to       2.70%      1.59%     to       1.77%      28.43%     to       30.96%
 2012                           0.75%     to       2.70%      2.07%     to       2.35%      13.87%     to       16.11%
 2011                           0.75%     to       2.70%      1.59%     to       1.89%      (4.57)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.49%     to       4.39%      11.67%     to       13.81%
 2009                           0.75%     to       2.45%      1.93%     to       2.03%      21.36%     to       23.44%
AMERICAN FUNDS BOND HLS FUND
 2013                           1.00%     to       1.30%      2.10%     to       2.15%      (3.63)%    to       (3.34)%
 2012                           1.00%     to       1.30%      2.53%     to       2.62%       3.66%     to        3.97%
 2011                           1.00%     to       1.30%      2.34%     to       2.66%       4.48%     to        4.79%
 2010                           1.00%     to       1.30%      1.85%     to       2.29%       4.78%     to        5.09%
 2009                           1.00%     to       1.30%      2.75%     to       2.84%      10.78%     to       11.12%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                           1.00%     to       1.30%      0.46%     to       0.53%      27.11%     to       27.49%
 2012                           1.00%     to       1.30%      0.96%     to       1.02%      20.62%     to       20.98%
 2011                           1.00%     to       1.30%      1.10%     to       1.17%     (10.36)%    to      (10.09)%
 2010                           1.00%     to       1.30%      0.88%     to       0.96%       9.97%     to       10.30%
 2009                           1.00%     to       1.30%      1.32%     to       1.87%      39.95%     to       40.37%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           1.00%     to       1.30%      0.99%     to       1.04%      26.24%     to       26.62%
 2012                           1.00%     to       1.30%      1.13%     to       1.17%      16.33%     to       16.67%
 2011                           1.00%     to       1.30%      1.35%     to       1.36%     (20.44)%    to      (20.20)%
 2010                           1.00%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.85%
 2009                           1.00%     to       1.30%      0.07%     to       0.07%      58.70%     to       59.17%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           1.00%     to       1.30%      0.48%     to       0.48%      28.11%     to       28.49%
 2012                           1.00%     to       1.30%      0.32%     to       0.33%      16.04%     to       16.39%
 2011                           1.00%     to       1.30%        --      to         --       (5.80)%    to       (5.52)%
 2010                           1.00%     to       1.30%      0.46%     to       0.49%      16.83%     to       17.18%
 2009                           1.00%     to       1.30%      0.57%     to       0.76%      37.22%     to       37.64%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                           1.00%     to       1.30%      1.18%     to       1.26%      31.42%     to       31.82%
 2012                           1.00%     to       1.30%      1.18%     to       1.21%      15.65%     to       16.00%
 2011                           1.00%     to       1.30%        --      to         --       (3.38)%    to       (3.09)%
 2010                           1.00%     to       1.30%      1.22%     to       1.31%       9.68%     to       10.01%
 2009                           1.00%     to       1.30%      2.08%     to       3.14%      29.17%     to       29.55%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                                 354,643      $10.556191      to      $10.737343          $3,793,032
 2012                                 384,211        8.821408      to        8.945929           3,425,676
 2011                                 416,524        7.600899      to        7.685124           3,192,531
 2010                                 382,659        8.977990      to        9.050211           3,456,428
 2009                                 325,713        8.506707      to        8.549477           2,780,895
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                               2,828,309       18.753311      to       19.572025          50,242,082
 2012                               2,210,313       12.229320      to       13.917621          29,389,122
 2011                               2,657,910       11.288900      to       12.680534          32,347,937
 2010                               2,767,726       12.112726      to       13.376501          35,756,253
 2009                               2,875,850       10.428907      to       11.322903          31,645,756
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                               1,189,038       17.245839      to       18.617257          19,566,291
 2012                               1,692,371       13.582544      to       14.943523          22,229,657
 2011                               2,046,712       12.169054      to       13.645105          24,180,655
 2010                               2,302,936       11.113119      to       12.236863          27,481,149
 2009                               2,574,356        9.918307      to       10.742542          27,085,697
LORD ABBETT BOND DEBENTURE
 FUND
 2013                               4,607,798       17.311795      to       17.632098          74,934,823
 2012                               7,687,924       16.124338      to       16.737563         117,575,253
 2011                               7,900,693       14.436308      to       15.272632         108,855,860
 2010                               8,019,438       13.934296      to       15.024215         107,274,827
 2009                               8,195,534       11.513108      to       12.499915          98,972,987
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                              10,614,523       14.899909      to       18.088652         149,487,822
 2012                              15,724,254       11.046512      to       13.667382         165,419,905
 2011                              18,828,618        9.929407      to       12.520793         178,962,117
 2010                              21,973,511       10.651834      to       13.689483         225,249,511
 2009                              24,837,088        8.418646      to        9.140477         219,846,736
LORD ABBETT CLASSIC STOCK
 FUND
 2013                                 615,192       16.919769      to       17.430130           9,793,777
 2012                               1,122,816       13.128073      to       13.783116          14,009,560
 2011                               1,434,322       11.492642      to       12.297444          15,747,984
 2010                               1,616,601       12.606524      to       13.748208          19,600,652
 2009                               1,718,223       10.281352      to       11.130070          18,514,078
MFS(R) CORE EQUITY SERIES
 2013                                 320,836        1.645837      to       21.600525           3,439,047
 2012                                 384,304        1.238728      to       16.511297           3,096,394
 2011                                 566,851        1.079719      to       14.707254           4,143,778
 2010                                 682,828        1.105123      to       15.258011           5,066,496
 2009                                 793,407        0.955152      to        5.590037           5,028,237
MFS(R) GROWTH SERIES
 2013                                 525,890        2.007013      to       22.260667           5,526,429
 2012                                 655,656        1.485737      to       16.736210           4,936,552
 2011                                 751,074        1.282234      to       14.669322           4,926,661
 2010                               1,000,392        1.303253      to       15.142882           6,680,159
 2009                               1,270,903        1.144725      to       13.538101           7,454,968

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           1.00%     to       1.30%      1.14%     to       1.16%      19.67%     to       20.02%
 2012                           1.00%     to       1.30%      1.56%     to       1.57%      16.06%     to       16.41%
 2011                           1.00%     to       1.30%      1.67%     to       1.68%     (15.34)%    to      (15.08)%
 2010                           1.00%     to       1.30%      0.99%     to       1.01%       5.54%     to        5.86%
 2009                           1.00%     to       1.30%      1.65%     to       1.87%      40.91%     to       41.33%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      0.13%     to       0.24%      32.21%     to       34.75%
 2012                           0.75%     to       2.40%      0.49%     to       0.49%       7.96%     to        9.76%
 2011                           0.75%     to       2.45%      0.18%     to       0.20%      (6.80)%    to       (5.20)%
 2010                           0.75%     to       2.45%      0.19%     to       0.30%      16.15%     to       18.14%
 2009                           0.75%     to       2.45%      0.18%     to       0.18%      22.93%     to       25.03%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.75%     to       2.65%      0.47%     to       1.07%      24.58%     to       26.97%
 2012                           0.75%     to       2.65%      2.77%     to       2.91%       9.52%     to       11.62%
 2011                           0.75%     to       2.65%      2.63%     to       2.77%      (2.43)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.76%     to       2.88%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.35%     to       3.54%      20.48%     to       22.49%
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.75%     to       2.65%      3.23%     to       3.28%       5.34%     to        7.36%
 2012                           0.75%     to       2.65%      5.45%     to      21.03%       9.59%     to       11.69%
 2011                           0.75%     to       2.65%      5.40%     to       6.43%       1.65%     to        3.60%
 2010                           0.75%     to       2.65%      5.89%     to      14.18%       9.38%     to       11.48%
 2009                           0.75%     to       2.45%      6.82%     to       7.04%      31.06%     to       33.31%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.65%      0.42%     to       0.82%      32.35%     to       34.88%
 2012                           0.75%     to       2.65%      0.90%     to       1.01%       9.16%     to       11.25%
 2011                           0.75%     to       2.65%      0.69%     to       0.92%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.65%      0.51%     to       0.54%      14.34%     to       16.54%
 2009                           0.75%     to       2.45%      1.01%     to       1.04%      16.02%     to       18.01%
LORD ABBETT CLASSIC STOCK
 FUND
 2013                           0.75%     to       2.65%      0.74%     to       1.15%      26.46%     to       28.88%
 2012                           0.75%     to       2.65%      0.78%     to       0.89%      12.08%     to       14.23%
 2011                           0.75%     to       2.65%      0.65%     to       0.79%     (10.55)%    to       (8.84)%
 2010                           0.75%     to       2.65%      0.40%     to       0.42%      11.13%     to       13.27%
 2009                           0.75%     to       2.45%      0.76%     to       0.76%      22.47%     to       24.57%
MFS(R) CORE EQUITY SERIES
 2013                           1.30%     to       2.85%      0.86%     to       1.01%      30.82%     to       32.87%
 2012                           1.30%     to       2.85%      0.66%     to       0.77%      12.96%     to       14.73%
 2011                           1.30%     to       2.65%      1.43%     to       1.43%      (3.61)%    to       (2.30)%
 2010                           1.30%     to       2.65%      1.08%     to       1.26%      14.15%     to       15.70%
 2009                           1.30%     to       2.60%      1.66%     to       1.82%      29.03%     to       30.72%
MFS(R) GROWTH SERIES
 2013                           1.30%     to       2.85%      0.19%     to       0.21%      33.01%     to       35.09%
 2012                           1.30%     to       2.85%        --      to         --       14.09%     to       15.87%
 2011                           1.30%     to       2.85%      0.06%     to       0.20%      (3.13)%    to       (1.61)%
 2010                           1.30%     to       2.85%      0.11%     to       0.11%      12.10%     to       13.85%
 2009                           1.30%     to       2.65%      0.13%     to       0.13%      34.08%     to       35.90%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                                 269,696      $13.010717      to      $21.105874          $2,801,761
 2012                                 373,147       10.126541      to       16.803999           3,042,071
 2011                                 479,398        8.779192      to       14.751351           3,400,526
 2010                                 633,464        1.104582      to       15.060721           4,534,624
 2009                                 748,874        0.994908      to        5.843542           4,815,176
MFS(R) INVESTORS TRUST SERIES
 2013                                 618,903        1.788419      to       19.230308           8,392,253
 2012                                 795,229        1.372045      to       14.983391           8,300,905
 2011                               1,080,000        1.166272      to       12.935045           9,592,378
 2010                               1,431,435        1.207884      to       13.606091          13,237,500
 2009                               1,814,353        1.101446      to       12.628415          15,276,181
MFS(R) TOTAL RETURN SERIES
 2013                               4,775,798       13.235589      to       15.611507          80,986,063
 2012                               6,054,778       11.258871      to       13.492782          87,769,480
 2011                               7,537,602       10.251134      to       12.478151          99,974,897
 2010                               9,786,447       10.192680      to       12.615530         130,556,574
 2009                              11,496,307        9.390499      to       11.833482         143,248,335
MFS(R) VALUE SERIES
 2013                                 144,928       14.518301      to       14.774501           2,137,071
 2012                                 170,107       10.847092      to       11.005461           1,869,208
 2011                                 186,833        9.482867      to        9.592508           1,790,259
 2010                                 199,212        9.652061      to        9.734391           1,937,541
 2009                                 156,967        8.792133      to        8.840590           1,386,663
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                               1,959,171       13.157576      to       17.176225          30,176,040
 2012                               2,356,998       10.648053      to       14.267041          29,875,777
 2011                               3,005,025        9.582239      to       13.035227          35,086,755
 2010                               1,098,809       13.561609      to       15.448544          16,257,193
 2009                               1,384,707       13.021034      to       13.997917          18,766,528
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                               4,848,264        1.394451      to       12.089085          64,113,379
 2012                               4,420,378        1.417185      to       12.478134          66,149,572
 2011                               5,329,815        1.311877      to       11.731281          74,587,511
 2010                               6,608,219        1.257984      to       11.425114          90,315,261
 2009                               8,044,608        1.189467      to       10.971449         102,261,610
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                                 256,038        2.310689      to       15.203249           6,204,952
 2012                                 329,084        2.565377      to       17.142709           8,997,184
 2011                                 378,696        2.203209      to       14.952414           9,125,440
 2010                                 478,021        2.085371      to       14.373716          11,054,962
 2009                                 477,715        1.925064      to       13.505418          10,400,827
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                               1,995,394       18.188999      to       18.682484          36,158,069
 2012                               3,373,902       18.908418      to       19.032629          62,206,062
 2011                               4,189,707       16.001148      to       16.218618          65,587,960
 2010                               5,344,871       19.717369      to       20.405019         103,993,825
 2009                               5,603,593       16.701612      to       17.639096          93,242,322

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                           1.40%     to       2.85%        --      to       0.86%      26.63%     to       28.48%
 2012                           1.40%     to       2.65%      0.40%     to       0.46%      13.91%     to       15.35%
 2011                           1.40%     to       2.65%      0.58%     to       0.59%      (2.05)%    to       (0.82)%
 2010                           1.30%     to       2.65%      0.44%     to       0.48%       9.54%     to       11.02%
 2009                           1.30%     to       2.60%      0.82%     to       0.91%      35.97%     to       37.75%
MFS(R) INVESTORS TRUST SERIES
 2013                           1.30%     to       2.85%      1.08%     to       1.09%      28.34%     to       30.35%
 2012                           1.30%     to       2.85%      0.88%     to       0.89%      15.84%     to       17.64%
 2011                           1.30%     to       2.85%      0.92%     to       0.95%      (4.93)%    to       (3.45)%
 2010                           1.30%     to       2.85%      1.17%     to       2.01%       7.98%     to        9.66%
 2009                           1.30%     to       2.65%      0.85%     to       0.85%      23.58%     to       25.26%
MFS(R) TOTAL RETURN SERIES
 2013                           1.00%     to       2.85%      1.14%     to       1.94%      15.70%     to       17.56%
 2012                           1.00%     to       2.85%      2.89%     to       2.93%       8.13%     to        9.83%
 2011                           1.00%     to       2.85%      2.03%     to       2.89%      (1.09)%    to        0.57%
 2010                           1.00%     to       2.85%      0.87%     to       2.37%       6.84%     to        8.54%
 2009                           1.00%     to       2.65%      0.67%     to       0.67%      14.94%     to       16.55%
MFS(R) VALUE SERIES
 2013                           1.00%     to       1.30%      0.95%     to       0.96%      33.85%     to       34.25%
 2012                           1.00%     to       1.30%      1.45%     to       1.48%      14.39%     to       14.73%
 2011                           1.00%     to       1.30%      1.24%     to       1.26%      (1.75)%    to       (1.46)%
 2010                           1.00%     to       1.30%      1.24%     to       1.27%       9.78%     to       10.11%
 2009                           1.00%     to       1.30%      0.74%     to       1.03%      20.87%     to       21.23%
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                           1.30%     to       2.85%      1.45%     to       1.56%      21.38%     to       23.57%
 2012                           1.30%     to       2.65%      1.80%     to       1.81%       9.45%     to       11.12%
 2011                           1.30%     to       2.65%      0.28%     to       1.65%      (4.18)%    to       (3.88)%
 2010                           1.50%     to       2.65%      2.10%     to       2.12%       9.10%     to       10.36%
 2009                           1.50%     to       2.60%      2.72%     to       2.88%      19.35%     to       20.67%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.30%     to       2.85%      2.30%     to       4.78%      (3.12)%    to       (1.60)%
 2012                           1.30%     to       2.85%      4.52%     to       4.79%       6.37%     to        8.03%
 2011                           1.30%     to       2.85%      3.05%     to       3.84%       2.68%     to        4.28%
 2010                           1.30%     to       2.85%      1.63%     to       4.38%       4.14%     to        5.76%
 2009                           1.30%     to       2.85%      8.48%     to       8.48%       6.56%     to        8.23%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                           1.30%     to       2.85%      1.79%     to       3.40%     (11.31)%    to       (9.93)%
 2012                           1.30%     to       2.85%      2.87%     to       2.89%      14.65%     to       16.44%
 2011                           1.30%     to       2.85%      3.54%     to       3.71%       4.03%     to        5.65%
 2010                           1.30%     to       2.85%      4.02%     to       4.26%       6.66%     to        8.33%
 2009                           1.30%     to       2.65%      8.59%     to       8.59%      26.81%     to       28.53%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                           0.75%     to       2.85%      1.15%     to       1.48%      (3.80)%    to       (1.84)%
 2012                           0.75%     to       2.85%        --      to         --       16.58%     to       18.95%
 2011                           0.75%     to       2.85%      0.32%     to       0.37%     (20.52)%    to      (18.85)%
 2010                           0.75%     to       2.85%      0.60%     to       0.72%      15.68%     to       18.06%
 2009                           0.75%     to       2.85%        --      to         --       65.08%     to       68.85%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                               7,905,460      $13.009597      to      $13.129316        $103,611,058
UIF MID CAP GROWTH PORTFOLIO
 2013                                 698,856       22.823685      to       25.882254          15,066,281
 2012                               1,501,541       16.725853      to       19.379649          23,924,115
 2011                               2,660,370       15.532996      to       18.342565          39,343,495
 2010                               2,974,648       15.267108      to       16.859568          47,977,577
 2009                               3,066,116       11.828510      to       12.842311          37,878,691
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                               2,037,716       21.179622      to       24.782999          46,607,906
 2012                               2,779,000       15.932646      to       18.990959          47,707,166
 2011                               3,187,933       13.711234      to       16.656920          48,137,707
 2010                               4,039,345       13.701193      to       16.981931          62,189,918
 2009                               4,624,459       11.298285      to       14.293727          59,266,040
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                                 892,449        2.763681      to       26.300801          22,954,442
 2012                               1,123,075        2.033394      to       19.661426          20,443,800
 2011                               1,433,978        1.898469      to       18.653289          23,702,092
 2010                               1,732,669        2.067430      to       20.636027          31,441,654
 2009                               1,900,551        1.577208      to       15.996019          26,255,536
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2013                               5,589,156        1.016224      to        8.655315          50,064,172
 2012                               6,559,834        1.029389      to        8.904673          64,282,061
 2011                               7,612,303        1.042742      to        9.161003          76,314,588
 2010                               9,018,677        1.056265      to        9.424927          91,213,332
 2009                              12,831,064        1.069991      to        9.696455         130,170,741
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                               1,025,995        2.400575      to       18.967344          22,792,173
 2012                               1,250,671        2.066150      to       16.589446          24,087,757
 2011                               1,493,537        1.771790      to       14.461662          25,377,955
 2010                               1,888,763        1.550008      to       12.797129          27,900,835
 2009                               2,363,958        1.465801      to       12.353900          31,890,602
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                               2,900,944        2.323911      to       24.746789          68,244,360
 2012                               3,596,009        1.738574      to       18.844201          63,201,975
 2011                               4,465,349        1.504281      to       16.597517          69,235,149
 2010                               5,664,101        1.529464      to       17.190867          88,914,691
 2009                               6,933,552        1.275164      to       14.626833          90,804,259
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                                 340,612       25.320088      to       30.091498           8,395,548
 2012                                 497,439       15.001498      to       18.070110           7,216,190
 2011                                 688,501       13.275667      to       16.208523           8,830,654
 2010                                 863,993       14.762932      to       18.269444          12,344,509
 2009                               1,007,471       11.841244      to       14.885238          11,564,649
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                                 509,793       20.148565      to       28.091786          13,204,104
 2012                                 657,251       17.324545      to       23.830805          14,639,859
 2011                                 910,607       15.420912      to       20.927961          17,926,006
 2010                               1,205,519       14.610833      to       19.481149          22,314,361
 2009                               1,378,131       13.155359      to       17.339968          23,030,228

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                           1.30%     to       2.85%        --      to         --       30.10%     to       31.29%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.75%     to       2.70%      0.24%     to       0.28%      33.83%     to       36.46%
 2012                           0.75%     to       2.65%        --      to         --        5.65%     to        7.68%
 2011                           0.75%     to       2.65%      0.24%     to       0.29%      (9.60)%    to       (7.87)%
 2010                           0.75%     to       2.45%        --      to         --       29.07%     to       31.28%
 2009                           0.75%     to       2.45%        --      to         --       53.56%     to       56.19%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.75%     to       2.85%      0.41%     to       0.76%      30.50%     to       32.93%
 2012                           0.75%     to       2.85%      0.62%     to       0.72%      14.01%     to       16.20%
 2011                           0.75%     to       2.85%      0.50%     to       0.60%      (1.91)%    to        0.07%
 2010                           0.75%     to       2.85%      0.84%     to       0.88%      18.81%     to       21.27%
 2009                           0.75%     to       2.85%      1.15%     to       1.15%      35.30%     to       38.12%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2013                           1.30%     to       2.65%      0.06%     to       0.32%      33.77%     to       35.91%
 2012                           1.30%     to       2.65%        --      to         --        5.40%     to        7.11%
 2011                           1.30%     to       2.65%      0.15%     to       0.35%      (9.61)%    to       (8.17)%
 2010                           1.30%     to       2.65%      0.14%     to       0.14%      29.01%     to       31.08%
 2009                           1.30%     to       2.65%        --      to         --       55.85%     to       58.37%
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2013                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2012                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2011                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2010                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2009                           1.30%     to       2.85%      0.01%     to       0.02%      (2.80)%    to       (1.27)%
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                           1.30%     to       2.65%      1.79%     to       2.51%      14.33%     to       16.19%
 2012                           1.30%     to       2.65%      1.97%     to       2.28%      14.71%     to       16.61%
 2011                           1.30%     to       2.65%      2.57%     to       2.67%      12.53%     to       14.31%
 2010                           1.30%     to       2.85%      2.39%     to       2.39%       3.82%     to        5.75%
 2009                           1.30%     to       2.65%      3.22%     to       3.49%      15.09%     to       16.94%
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                           1.30%     to       2.85%      1.57%     to       1.75%      31.32%     to       33.67%
 2012                           1.30%     to       2.85%      1.48%     to       1.76%      13.54%     to       15.58%
 2011                           1.30%     to       2.85%      1.46%     to       1.68%      (3.45)%    to       (1.65)%
 2010                           1.30%     to       2.85%      1.20%     to       1.53%      17.79%     to       19.94%
 2009                           1.30%     to       2.65%      2.57%     to       2.57%      41.01%     to       43.20%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                           1.50%     to       2.85%        --      to         --       66.53%     to       68.78%
 2012                           1.50%     to       2.85%        --      to         --       11.49%     to       13.00%
 2011                           1.50%     to       2.85%      4.13%     to       4.19%     (11.28)%    to      (10.07)%
 2010                           1.50%     to       2.85%        --      to         --       23.00%     to       24.67%
 2009                           1.50%     to       2.65%        --      to         --       42.82%     to       44.47%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                           1.50%     to       2.85%      2.45%     to       2.61%      16.30%     to       17.88%
 2012                           1.50%     to       2.85%      2.01%     to       2.11%      12.34%     to       13.87%
 2011                           1.50%     to       2.85%      3.28%     to       3.68%       5.99%     to        7.43%
 2010                           1.50%     to       2.65%      0.57%     to       0.62%      11.06%     to       12.35%
 2009                           1.50%     to       2.65%      7.91%     to      13.19%      26.18%     to       27.64%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                                 414,855      $15.487884      to      $24.226466          $6,137,799
 2012                                 807,227       11.505511      to       18.341793           8,751,374
 2011                                 979,561        9.978975      to       16.213177           9,248,078
 2010                                 721,840        9.028582      to        9.970725           6,894,551
 2009                                 500,608        7.276105      to        7.900012           3,801,226
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                               3,407,869       15.208776      to       20.493814          48,558,909
 2012                               6,491,493       11.839081      to       16.266769          72,518,537
 2011                               8,130,277       10.481103      to       14.684394          80,876,826
 2010                               9,667,613       10.707143      to       15.312529          98,808,547
 2009                              10,701,631        9.884059      to       14.406614         101,721,237
OPPENHEIMER GLOBAL FUND/ VA+
 2013                              10,433,864       18.269664      to       21.124717         179,623,326
 2012                              16,392,910       14.494808      to       17.081030         225,078,149
 2011                              19,867,832       12.074238      to       14.501290         228,529,623
 2010                              23,398,224        9.211209      to       13.299088         298,144,583
 2009                              26,155,376        8.158560      to       11.580745         292,152,092
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                                 751,077       16.406337      to       20.584350          11,128,860
 2012                               1,157,085       12.576051      to       16.088947          13,289,962
 2011                               1,234,565       10.865981      to       14.174802          12,287,835
 2010                               1,427,564        9.944645      to       10.982330          14,468,416
 2009                               1,514,848        8.798832      to        9.553191          13,560,120
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                               4,361,752       19.706083      to       25.663354          81,069,396
 2012                               7,868,618       14.118832      to       18.786863         104,568,493
 2011                              10,477,828       12.088944      to       16.394229         119,914,224
 2010                              12,237,652       12.477264      to       17.245498         145,440,201
 2009                              14,100,105        9.409166      to       10.215848         138,251,523
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               2,326,076       18.626547      to       25.429077          47,690,027
 2012                               4,594,422       17.740592      to       23.763861          93,902,667
 2011                               4,527,898       16.334348      to       21.468467          83,588,565
 2010                               5,057,565       17.321812      to       22.337761          98,425,382
 2009                               5,535,328       15.786484      to       19.974918          97,855,101
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                 420,744       19.277165      to       51.671303          12,520,805
 2012                                 711,088       11.718110      to       43.567673          19,223,295
 2011                                 814,633       10.510319      to       38.438002          17,979,747
 2010                                 794,973       10.811021      to       38.890290          18,270,371
 2009                                 771,721        9.655170      to       34.164535          15,984,893
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                                 172,465       20.550845      to       74.698236           6,304,638
 2012                                 227,996       15.553361      to       55.470266           6,312,345
 2011                                 257,648       13.405438      to       46.910392           6,198,988
 2010                                 295,403        9.438735      to       49.564167           7,289,265
 2009                                 317,953        8.452551      to       43.659846           7,131,149

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                           0.75%     to       2.65%        --      to         --       32.08%     to       34.61%
 2012                           0.75%     to       2.65%        --      to         --       13.13%     to       15.30%
 2011                           0.75%     to       2.65%        --      to         --       (1.80)%    to        0.08%
 2010                           0.75%     to       2.45%        --      to         --       24.09%     to       26.21%
 2009                           0.75%     to       2.45%        --      to         --       29.06%     to       31.27%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           0.75%     to       2.70%      0.74%     to       0.80%      25.99%     to       28.46%
 2012                           0.75%     to       2.70%      0.40%     to       0.41%      10.78%     to       12.96%
 2011                           0.75%     to       2.70%        --      to       0.11%      (4.00)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.65%      0.01%     to       0.01%      40.39%     to       43.08%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.75%     to       2.65%      0.81%     to       1.24%      23.67%     to       26.04%
 2012                           0.75%     to       2.65%      1.92%     to       2.03%      17.79%     to       20.05%
 2011                           0.75%     to       2.65%      0.24%     to       1.10%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.21%     to       1.23%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.67%     to       1.98%      35.99%     to       38.32%
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                           0.75%     to       2.70%      0.85%     to       0.96%      27.94%     to       30.46%
 2012                           0.75%     to       2.70%      0.66%     to       0.67%      13.50%     to       15.74%
 2011                           0.75%     to       2.70%        --      to       0.59%      (2.97)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.94%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.48%     to       1.60%      24.90%     to       27.04%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.75%     to       2.70%      0.49%     to       0.71%      36.88%     to       39.57%
 2012                           0.75%     to       2.65%      0.34%     to       0.41%      14.59%     to       16.79%
 2011                           0.75%     to       2.65%      0.21%     to       0.40%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.27%     to       0.43%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.63%     to       0.65%      33.58%     to       35.86%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.75%     to       2.65%      3.81%     to       4.31%       4.99%     to        7.01%
 2012                           0.75%     to       2.65%      5.75%     to       6.81%       8.61%     to       10.69%
 2011                           0.75%     to       2.65%      8.69%     to       9.93%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.65%     14.31%     to      14.46%       9.73%     to       11.83%
 2009                           0.75%     to       2.65%      7.42%     to       7.42%      51.30%     to       54.20%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           0.75%     to       2.65%      1.80%     to       2.11%      16.37%     to       18.60%
 2012                           0.75%     to       2.40%      0.73%     to       0.74%      11.49%     to       13.35%
 2011                           0.75%     to       2.40%      4.27%     to       4.56%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      5.86%     to       5.93%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%      5.48%     to       6.10%      32.00%     to       34.20%
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.65%      0.41%     to       2.17%      32.13%     to       34.66%
 2012                           0.75%     to       2.65%      0.31%     to       1.64%      16.02%     to       18.25%
 2011                           0.75%     to       2.65%        --      to       1.30%      (7.14)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.53%     to       1.71%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.69%     to       2.70%      26.73%     to       28.84%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                               2,070,151       $7.880268      to       $8.741171         $17,433,443
 2012                                 181,467        6.604568      to        7.206293           1,269,112
 2011                                 181,095        5.558518      to        5.965758           1,053,346
 2010                                 167,146        6.603881      to        6.971452           1,146,034
 2009                                 129,590        6.314339      to        6.556827             845,460
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                               3,436,330       16.643288      to       25.412902          57,224,039
 2012                               6,067,636       13.344161      to       19.992244          85,659,021
 2011                               7,448,790       11.239143      to       16.521763          87,303,926
 2010                               7,737,328       13.894466      to       20.039777         110,995,122
 2009                               8,593,375        6.831196      to       18.350770         113,229,350
PUTNAM VT INVESTORS FUND
 2013                               2,743,889       14.383401      to       20.986803          32,480,090
 2012                               5,621,891       10.724710      to       15.948315          51,866,518
 2011                               7,542,511        9.248869      to       14.017306          60,461,498
 2010                               8,676,140        9.314562      to       14.387846          70,497,582
 2009                               9,150,895        5.489267      to        8.237992          65,855,439
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                               1,215,814       17.368559      to       18.353989          21,864,283
 2012                                 174,199       13.038869      to       13.553343           2,319,259
 2011                                 198,720       11.438389      to       11.695236           2,300,503
 2010                                 260,992       12.343941      to       12.414350           3,230,816
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                               1,460,576       24.274924      to       35.191734          44,734,879
 2012                               2,926,602       17.854586      to       25.397393          66,978,312
 2011                               3,287,299       15.604936      to       21.779803          65,118,244
 2010                               3,904,706       16.819413      to       23.032476          82,547,963
 2009                               4,507,823       14.612504      to       18.419681          76,858,612
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                                 542,581       12.012039      to       14.905794           7,506,232
 2012                               1,024,797       10.418531      to       12.716907          12,247,234
 2011                               1,179,780        9.482857      to       11.385479          12,703,712
 2010                               1,212,780        9.451568      to       11.162153          12,867,236
 2009                               1,344,784        8.735376      to       10.147627          13,042,547
PUTNAM VT VOYAGER FUND
 2013                                 280,778        9.890971      to       93.737609           6,889,065
 2012                                 374,961        7.048891      to       65.710900           6,876,843
 2011                                 804,490       15.772876      to       57.958951          14,282,236
 2010                                 693,613        7.881191      to       71.082910          13,120,746
 2009                                 921,575        6.682609      to       59.287204          15,116,801
PUTNAM VT EQUITY INCOME FUND
 2013                                 997,585       21.106196      to       23.251514          22,387,102
 2012                               1,297,983       16.501820      to       17.691694          22,441,649
 2011                               1,437,184       14.174572      to       14.940621          21,131,608
 2010                               1,334,269       14.252552      to       14.769377          19,513,195
 2009                               1,421,056       12.970674      to       13.214639          18,682,940

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           0.75%     to       2.40%      0.23%     to       2.34%      19.32%     to       21.30%
 2012                           0.75%     to       2.40%      2.52%     to       3.04%      18.82%     to       20.79%
 2011                           0.75%     to       2.40%      2.60%     to       2.77%     (15.83)%    to      (14.43)%
 2010                           0.75%     to       2.40%      3.16%     to       3.36%       4.59%     to        6.32%
 2009                           0.75%     to       2.40%        --      to         --       23.20%     to       25.25%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      1.22%     to       1.79%      24.72%     to       27.11%
 2012                           0.75%     to       2.65%      2.19%     to       2.25%      18.73%     to       21.01%
 2011                           0.75%     to       2.65%      0.82%     to       3.37%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.55%     to       3.55%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
PUTNAM VT INVESTORS FUND
 2013                           0.75%     to       2.65%      1.15%     to       2.03%      31.59%     to       34.11%
 2012                           0.75%     to       2.65%      1.32%     to       1.37%      13.78%     to       15.96%
 2011                           0.75%     to       2.65%      1.05%     to       1.13%      (2.58)%    to       (0.71)%
 2010                           0.75%     to       2.65%      1.18%     to       1.18%      10.94%     to       13.07%
 2009                           0.75%     to       2.45%      1.13%     to       1.20%      27.66%     to       29.85%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                           0.75%     to       2.40%      0.08%     to       0.79%      33.21%     to       35.42%
 2012                           0.75%     to       2.40%      0.19%     to       0.29%      13.99%     to       15.89%
 2011                           0.75%     to       2.40%      0.18%     to       0.27%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.75%     to       2.65%      0.78%     to       1.06%      35.96%     to       38.56%
 2012                           0.75%     to       2.65%      0.37%     to       0.47%      14.42%     to       16.61%
 2011                           0.75%     to       2.65%      0.05%     to       0.51%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.31%     to       0.31%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.74%      28.35%     to       30.55%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                           0.75%     to       2.40%      2.03%     to       2.20%      15.29%     to       17.21%
 2012                           0.75%     to       2.40%      1.89%     to       2.00%       9.87%     to       11.69%
 2011                           0.75%     to       2.40%      1.92%     to       2.22%       0.33%     to        2.00%
 2010                           0.75%     to       2.40%      5.23%     to       5.40%       8.20%     to       10.00%
 2009                           0.75%     to       2.40%      4.72%     to       4.73%      22.65%     to       24.69%
PUTNAM VT VOYAGER FUND
 2013                           0.75%     to       2.40%      1.15%     to       1.21%      40.32%     to       42.65%
 2012                           0.75%     to       2.40%      0.37%     to       0.47%      11.52%     to       13.37%
 2011                           0.75%     to       2.65%        --      to         --      (20.00)%    to      (18.46)%
 2010                           0.75%     to       2.40%      1.39%     to       2.13%      17.94%     to       19.90%
 2009                           0.75%     to       2.40%      0.19%     to       0.60%      60.01%     to       62.67%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.75%     to       2.65%        --      to       2.62%      28.95%     to       31.43%
 2012                           0.75%     to       2.45%      2.11%     to       2.39%      16.42%     to       18.41%
 2011                           0.75%     to       2.45%      1.79%     to       1.85%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      1.91%     to       1.94%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      0.64%     to       1.26%      24.37%     to       26.50%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                               4,428,330      $18.686836      to      $23.178461         $89,403,444
 2012                               7,022,622       14.372884      to       17.457721         110,456,827
 2011                               8,717,723       12.932663      to       15.382082         121,436,201
 2010                              10,710,522       13.614525      to       15.856481         154,280,703
 2009                              12,333,225       12.513242      to       14.239834         161,626,313
INVESCO V.I. COMSTOCK FUND+
 2013                               4,473,736       21.358648      to       23.665796          98,004,794
 2012                               7,037,461       16.199599      to       17.577090         116,297,526
 2011                               8,984,347       14.015328      to       14.891253         126,778,055
 2010                              11,020,611       14.731114      to       15.326425         161,257,732
 2009                              12,824,953       13.100744      to       13.346950         164,780,850
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                                  76,775       20.973366      to       25.865391           1,557,011
 2012                                 126,158       15.229283      to       18.843543           1,833,524
 2011                                 169,552       13.632928      to       17.097515           2,221,125
 2010                                 236,942       14.783671      to       18.792773           3,387,163
 2009                                 253,532       12.551405      to       16.207270           3,074,274
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                                  60,191       18.876467      to       24.515137           1,083,988
 2012                                  64,975       14.027006      to       18.464267             869,985
 2011                                  85,540       12.755802      to       17.019083           1,055,175
 2010                                 120,876       14.285671      to       19.319354           1,680,707
 2009                                 125,103       10.695487      to       11.393961           1,381,435
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                 247,892        1.550240      to        1.766455             406,621
 2012                                 271,610        1.327305      to        1.493657             378,901
 2011                                 271,996        1.202759      to        1.336704             339,049
 2010                                 421,953        1.156949      to        1.269817             502,405
 2009                                 463,635        1.046026      to        1.133830             496,496
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                               1,091,548        1.418114      to        1.615983           1,721,285
 2012                               1,524,181        1.488787      to        1.675435           2,415,585
 2011                               1,871,552        1.437219      to        1.597306           2,830,856
 2010                               1,428,159        1.359018      to        1.491631           2,025,101
 2009                               1,301,798        1.300294      to        1.409455           1,750,930
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                 898,598        1.519697      to        1.731711           1,514,341
 2012                               1,084,632        1.194583      to        1.344346           1,417,506
 2011                               1,320,456        1.024177      to        1.138271           1,465,444
 2010                               1,566,453        1.072157      to        1.176790           1,796,144
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                                  13,913       13.352731      to       13.929161             188,034
 2012                                  16,617       11.437369      to       11.788898             191,813
 2011                                  15,548       10.318134      to       10.508483             161,247
 2010                                  15,382       12.145438      to       12.205915             187,004
 2009                                 207,931        0.945390      to        1.016688             198,771

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.75%     to       2.85%      0.83%     to       1.09%      30.01%     to       32.77%
 2012                           0.75%     to       2.85%      1.25%     to       1.41%      11.14%     to       13.49%
 2011                           0.75%     to       2.85%      0.94%     to       1.01%      (5.01)%    to       (2.99)%
 2010                           0.75%     to       2.85%      0.10%     to       0.10%       9.04%     to       11.35%
 2009                           0.75%     to       2.65%      3.64%     to       4.11%      20.87%     to       23.18%
INVESCO V.I. COMSTOCK FUND+
 2013                           0.75%     to       2.85%      1.09%     to       1.46%      31.85%     to       34.64%
 2012                           0.75%     to       2.85%      1.43%     to       1.95%      15.58%     to       18.04%
 2011                           0.75%     to       2.85%      0.66%     to       1.38%      (4.86)%    to       (2.84)%
 2010                           0.75%     to       2.85%      0.02%     to       0.14%      12.45%     to       14.83%
 2009                           0.75%     to       2.85%      3.90%     to       4.32%      24.80%     to       27.45%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           1.50%     to       2.65%      0.25%     to       0.25%      36.15%     to       37.72%
 2012                           1.50%     to       2.85%        --      to         --       10.21%     to       11.71%
 2011                           1.50%     to       2.85%        --      to         --       (9.02)%    to       (7.78)%
 2010                           1.50%     to       2.85%        --      to         --       16.21%     to       17.79%
 2009                           1.50%     to       2.65%        --      to         --       61.32%     to       63.18%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           1.50%     to       2.85%      0.22%     to       0.22%      32.77%     to       34.57%
 2012                           1.50%     to       2.85%        --      to         --        8.49%     to        9.97%
 2011                           1.50%     to       2.85%        --      to         --      (11.91)%    to      (10.71)%
 2010                           1.50%     to       2.85%        --      to         --       23.70%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.15%     to       2.40%      1.61%     to       1.64%      16.80%     to       18.26%
 2012                           1.15%     to       2.40%      1.44%     to       1.45%      10.36%     to       11.74%
 2011                           1.15%     to       2.40%      2.69%     to       2.86%       3.96%     to        5.27%
 2010                           1.15%     to       2.40%      1.78%     to       1.93%      10.60%     to       11.99%
 2009                           1.15%     to       2.40%      2.05%     to       2.05%      12.72%     to       14.13%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.15%     to       2.40%      1.25%     to       1.25%      (4.75)%    to       (3.55)%
 2012                           1.15%     to       2.40%      1.45%     to       1.45%       3.59%     to        4.89%
 2011                           1.15%     to       2.40%      2.66%     to       2.95%       5.75%     to        7.08%
 2010                           1.15%     to       2.40%      3.38%     to       3.42%       4.52%     to        5.83%
 2009                           1.15%     to       2.40%      4.48%     to       4.52%       9.36%     to       10.74%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.15%     to       2.40%      1.02%     to       1.04%      27.22%     to       28.81%
 2012                           1.15%     to       2.40%      1.34%     to       1.35%      16.64%     to       18.10%
 2011                           1.15%     to       2.40%      0.43%     to       0.53%      (4.48)%    to       (3.27)%
 2010                           1.15%     to       2.40%      0.93%     to       0.93%      11.13%     to       12.53%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to       2.35%      2.12%     to       2.23%      16.75%     to       18.15%
 2012                           1.15%     to       2.35%      1.32%     to       1.38%      10.85%     to       12.18%
 2011                           1.15%     to       2.35%      0.11%     to       0.28%     (14.93)%    to      (13.91)%
 2010                           1.15%     to       2.10%        --      to         --       21.45%     to       22.06%
 2009                           1.15%     to       2.10%      3.05%     to       3.08%      10.32%     to       11.37%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 801,682       $2.294620      to       $2.614760          $2,054,694
 2012                               1,084,071        1.564439      to        1.760603           1,859,317
 2011                               1,389,107        1.485504      to        1.651001           2,231,738
 2010                               1,790,626        1.594913      to        1.750561           3,017,564
 2009                               2,035,835        1.288635      to        1.396830           2,747,018
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                  16,989       23.903282      to       25.933633             429,431
 2012                                  19,652       16.974721      to       18.242749             350,204
 2011                                  25,605       14.723461      to       15.673820             392,067
 2010                                  22,486       14.723816      to       15.788306             346,965
 2009                                  16,031       11.126586      to       11.782931             185,032
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                   7,466       14.787337      to       16.043596             113,720
 2012                                   8,347       13.159565      to       14.142622             114,630
 2011                                   7,173       11.788796      to       12.549726              87,164
 2010                                   8,170       12.981936      to       13.689196             108,646
 2009                                  10,342       11.306740      to       11.810054             119,236
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  23,132       17.075975      to       18.526761             415,567
 2012                                  27,482       13.344136      to       14.341170             384,215
 2011                                  50,600       11.796167      to       12.557748             619,394
 2010                                  40,301       13.074811      to       13.445072             529,503
 2009                                  45,841       10.521380      to       10.989858             493,355

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to       2.40%        --      to         --       46.67%     to       48.52%
 2012                           1.15%     to       2.40%        --      to         --        5.31%     to        6.64%
 2011                           1.15%     to       2.40%        --      to         --       (6.86)%    to       (5.69)%
 2010                           1.15%     to       2.40%        --      to         --       23.77%     to       25.32%
 2009                           1.15%     to       2.40%        --      to         --       49.03%     to       50.90%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.15%     to       2.10%      0.01%     to       0.01%      40.82%     to       42.16%
 2012                           1.15%     to       2.10%        --      to         --       15.29%     to       16.39%
 2011                           1.15%     to       2.10%        --      to         --       (1.66)%    to       (0.73)%
 2010                           1.15%     to       2.40%        --      to         --       32.33%     to       33.99%
 2009                           1.15%     to       2.40%        --      to         --       36.98%     to       38.70%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.15%     to       2.10%      0.53%     to       0.86%      12.37%     to       13.44%
 2012                           1.15%     to       2.10%      0.86%     to       0.92%      11.63%     to       12.69%
 2011                           1.15%     to       2.10%      0.66%     to       0.67%      (9.19)%    to       (8.32)%
 2010                           1.15%     to       2.10%      1.50%     to       1.50%      14.82%     to       15.91%
 2009                           1.15%     to       2.10%      1.18%     to       1.21%      56.86%     to       58.35%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to       2.10%      0.14%     to       0.21%      27.97%     to       29.19%
 2012                           1.15%     to       2.10%      0.09%     to       0.10%      13.12%     to       14.20%
 2011                           1.15%     to       2.10%        --      to       0.12%      (7.48)%    to       (6.60)%
 2010                           1.15%     to       1.65%      0.76%     to       0.76%      21.73%     to       22.34%
 2009                           1.15%     to       2.10%        --      to         --       44.67%     to       46.05%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various Rider charges:

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAVPlus Benefit Charge maximum of 0.30%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       The Hartford's Lifetime Income Builder Charge maximum of 0.75%

       The Hartford's Lifetime Income Builder II Charge maximum of 0.75%

       The Hartford's Lifetime Income Builder Selects Charge maximum of 1.50%

       The Hartford's Lifetime Income Builder Portfolios Charge maximum of 1.50%

       The Hartford's Lifetime Income Foundation Charge maximum of 0.30%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
                                                                    CityPlaceI, 32ndFloor
                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
                                                                    Tel:+1 860 725 3000
                                                                    Fax:+1860 725 3500
                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

DELOITTE & TOUCHE LLP
April 25, 2014 (except for Note 14, as to which the date is June 23, 2014)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                                      CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :                     ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years recoverable by C/B              $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized                       (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the balance sheet date      (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                                   XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                                       173,170,821           2,652,249           175,823,070
                                                                   ---------------       -------------       ---------------
 (d) DTA's admitted as a result of application of SSAP No. 101         $31,670,305         $(4,395,851)          $27,274,454
                                                                   ---------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period and threshold
 limitation                                                                  1,527%
 (b) Adjusted capital and surplus used to determine 2(b)
  thresholds                                                           202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through June 23, 2014, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company received a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassumed $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company paid a recapture fee of $0 to WRR. In addition, the Company received a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

On April 28, 2014, HLIC's parent, HLI, entered into a Stock Purchase Agreement (the "Agreement") to sell all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company.

Under the terms of the Agreement, on closing HLIKK will recapture certain risks reinsured to HLIC and HLAI by terminating certain affiliated reinsurance agreements. Upon closing, Buyer will be responsible for all liabilities for the recaptured business. HLAI will, however, continue to be obligated for approximately $1.3 billion of fixed payout annuities related to the 3Win product formerly written by HLIKK. The Company estimates that the March 31, 2014 pro forma effect of the transaction is a reduction in surplus of approximately $190 million, including an after-tax loss on the expected reinsurance termination of approximately $230 million, which will be recorded in the Company's 2014 financial results

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement. (2)
       (3)    (b) Form of Dealer Agreement. (3)
       (4)    (a) Form of Individual Flexible Premium Variable Annuity Contract.
                  (4)
       (4)    (b) Enhanced Death Benefit Rider (5)
       (4)    (c) Premium Protection Death Benefit Rider (5)
       (4)    (d) Asset Protection Death Benefit Rider (5)
       (4)    (e) Principal First (5)
       (4)    (f) Principal First Preferred (5)
       (4)    (g) Unified Benefit Rider (5)
       (4)    (h) Lifetime Income Foundation Rider (Single) (5)
       (4)    (i) Lifetime Income Foundation Rider (Joint Life / Single) (5)
       (4)    (j) Lifetime Income Builder II Rider (Single) (5)
       (4)    (k) Lifetime Income Builder II Rider (Joint Life / Spousal) (5)
       (4)    (l) The Hartford's Lifetime Income Builder Selects Rider (Single)
                  (5)
       (4)    (m) The Hartford's Lifetime Income Builder Selects Rider (Joint
                  Life / Spousal) (5)
       (4)    (n) The Hartford's Lifetime Income Builder Portfolios Rider
                  (Single) (5)
       (4)    (o) The Hartford's Lifetime Income Builder Portfolios Rider (Joint
                  Life / Spousal) (5)
       (4)    (p) Amendatory Rider -- Voluntary Program to Surrender Contract
                  and In Force Riders And Receive Enhanced Surrender Value (8)
       (5)    Form of Application. (4)
       (6)    (a) Certificates of Incorporation of Hartford. (6)
       (6)    (b) Amended and Restated Bylaws of Hartford. (9)
       (7)    Reinsurance Agreements and Amendments
              (a) ACE Tempest Life Reinsurance Ltd. (5)
              (b) Swiss Re Life & Health America, Inc. (HL) (5)
              (c) Swiss Re Life & Health America, Inc. (HLA) (5)
       (8)    Fund Participation Agreements and Amendments
              (a) AIM Variable Insurance Funds (5)
              (b) AllianceBernstein Variable Products Series Fund, Inc. (5)
              (c) Fidelity Variable Insurance Products Funds (5)
              (d) Hartford HLS Series Fund II, Inc. (5)
                  Hartford Series Fund, Inc. (5)
              (e) Lord Abbett Series Fund, Inc. (5)
              (f) Oppenheimer Variable Account Funds (5)
              (g) Putnam Variable Trust (5)
              (h) The Universal Institutional Funds, Inc. (5)
              (i) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (7)
              (j) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (7)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consents of Deloitte & Touche LLP.
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Post-Effective Amendment No. 2, to the Registration Statement File No. 333-80732, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101938, filed on April 7, 2003.

(5) Incorporated by reference to Post Effective Amendment No. 16, to the Registration Statement File No. 333-119420, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(8) Incorporated by reference Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, File No. 333-119420, filed on April 23, 2012.

(9) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Ellen T. Below                      Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard G. Costello                 Assistant General Counsel and Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Lisa S. Levin (1)                   Corporate Secretary
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa M. Proch                       Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-148564, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 30, 2014, there were 11,795 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Christopher J. Dagnault (2)       President, Chief Executive Officer
Aidan Kidney                      Senior Vice President
Kathleen E. Jorens (3)            Vice President, Assistant Treasurer
Robert W. Paiano (3)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Jane Wolak                        Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on August 1, 2014.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    /s/ Beth A. Bombara*                 *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                               *By:     /s/ Lisa Proch
                                                                  ---------------------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                 Lisa Proch
 Accounting Officer, Chief Financial Officer                      Attorney-in-Fact
                                                         Date:    August 1, 2014

333-119420

                                 EXHIBIT INDEX

 (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
(10)  Consents of Deloitte & Touche LLP.
(99)  Power of Attorney.